-----------------------------------------------------------------------------
AUGUST 31, 2000
-----------------------------------------------------------------------------

Chase Vista
Money Market Funds

ANNUAL REPORT

100% U.S. TREASURY
SECURITIES MONEY
MARKET FUND

U.S. GOVERNMENT
MONEY MARKET FUND

TREASURY PLUS MONEY
MARKET FUND

FEDERAL MONEY
MARKET FUND

CASH MANAGEMENT
FUND

PRIME MONEY
MARKET FUND

TAX FREE MONEY
MARKET FUND

NEW YORK TAX FREE
MONEY MARKET FUND

CALIFORNIA TAX FREE
MONEY MARKET FUND

[Chase Logo]
THE RIGHT RELATIONSHIP IS EVERYTHING.[RegTM]
                                                                    ANMM-2-1000

----------------------------------------------------------------------------
Contents
----------------------------------------------------------------------------

Chairman's Letter                                                          1

Chase Vista 100% U.S. Treasury Securities
  Money Market Fund                                                        2
  Fund Facts

Chase Vista U.S. Government
  Money Market Fund                                                        3
  Fund Facts

Chase Vista Treasury Plus Money Market Fund                                4
  Fund Facts

Chase Vista Federal Money Market Fund                                      5
  Fund Facts

Chase Vista Cash Management Fund                                           6
  Fund Facts

Chase Vista Prime Money Market Fund                                        7
  Fund Facts

Chase Vista Tax Free Money Market Fund                                     8
  Fund Facts

Chase Vista New York Tax Free
  Money Market Fund                                                        9
  Fund Facts

Chase Vista California Tax Free
  Money Market Fund                                                       10
  Fund Facts

Portfolios of Investments                                                 11

Financial Statements                                                      60

Notes to Financial Statements                                             71

Highlights

o In light of very strong economic growth in the U.S., the Federal Reserve Board continued its policy of raising short-term interest rates. At the end of the reporting period, the Federal Funds rate stood at 6.5%.

o By June 2000, the first signs of moderation began to appear in the economy, and subsequent data seemed to confirm the slowdown.

o Along with official Fed moves, yields on money market securities moved higher for most of the reporting year before stabilizing.

           ---------------------------------------------------------
             NOT FDIC INSURED | May lose value / No bank guarantee
           ---------------------------------------------------------
       Chase Vista Funds are distributed by Vista Fund Distributors, Inc.

--------------------------------------------------------------------------------
CHASE VISTA MONEY MARKET FUNDS
--------------------------------------------------------------------------------

Chairman's Letter
                                                                 October 2, 2000
Dear Shareholder:

We are pleased to present this annual report on each of the Chase Vista Money Market Funds. Inside, you will find current seven-day yields and a current list of holdings for each fund as of August 31, 2000, the final day of the reporting year.

After Extended Burst of Growth, U.S. Economy Appears to Slow

For the great majority of the reporting year, the United States economy continued to expand at a rapid pace, with GDP growth soaring well in excess of the 3.5% that many analysts consider to be the Federal Reserve Board's maximum non-inflationary trend rate. In response, the Fed continued its policy of short-term interest rate increases, creating a generally negative backdrop for the fixed-income markets. The exception was the long-term U.S. Treasury market, which benefited from the February announcement and subsequent implementation of a plan by the United States Treasury department to use proceeds of the budget surplus to "buy back" longer-term Treasuries. This had the effect of creating an inverted Treasury yield curve, where investors were paid more for holding shorter-term Treasury securities than longer-term issues.

In June, with shifting economic data showing a slowing economy, investors decided that the six Fed rate increases over the previous year had begun to take effect. As evidence of a slowdown continued to mount, the bullish view was that the Fed would achieve another "soft landing" in which growth will moderate but not disappear. As of this writing, the Fed has kept the short-term rate unchanged for four months. However, with several potentially troubling issues on the horizon--including the price of crude oil rising to all-time highs--investors are eagerly awaiting the upcoming third quarter GDP figures to understand the full extent of the economy's slowdown.

In this environment, your portfolio managers did an excellent job, maintaining competitive yields while maintaining the $1 net asset value per share. All of us at Chase thank you for your continued investment and look forward to helping you reach your financial goals for many years to come.

Sincerely yours,

/s/ Fergus Reid

Fergus Reid
Chairman

--------------------------------------------------------------------------------
CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
As of August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Fund Facts

--------------------------------------------------------------------------------
 Objective                        |  High current income consistent with
                                  |  capital preservation
--------------------------------------------------------------------------------
 Primary investments              |  Direct obligations of the U.S. Treasury
                                  |  including Treasury bills, bonds and notes
--------------------------------------------------------------------------------
 Suggested investment time frame  |  Short-term
--------------------------------------------------------------------------------
 Share classes offered            |  Vista, Premier and Institutional Shares
--------------------------------------------------------------------------------
 Net assets                       |  $4.5 Billion
--------------------------------------------------------------------------------
 Average maturity                 |  73 days
--------------------------------------------------------------------------------
 S&P Rating                       |  Not Rated
--------------------------------------------------------------------------------
 Moody's Rating                   |  Not Rated
--------------------------------------------------------------------------------
 NAIC Rating                      |  Not Rated
--------------------------------------------------------------------------------

Maturity Schedule

------------------------------
  1-14 days     |     0.00%
------------------------------
  15-30 days    |    35.47%
------------------------------
  31-60 days    |     0.00%
------------------------------
  61-90 days    |    29.41%
------------------------------
  91-180 days   |    29.06%
------------------------------
  181-270 days  |     3.09%
------------------------------
  271+ days     |     2.97%
------------------------------

7-Day SEC Yield(1)

------------------------------
Vista Shares          |  5.62%
------------------------------
Premier Shares        |  5.73%
------------------------------
Institutional Shares  |  5.96%
------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses. Without waivers, the yields would have been 5.50%, 5.69% and 5.86% for Vista Shares, Premier Shares and Institutional Shares, respectively. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

--------------------------------------------------------------------------------
CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND
As of August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Fund Facts

--------------------------------------------------------------------------------
 Objective                        |  High current income consistent with
                                  |  capital preservation
--------------------------------------------------------------------------------
 Primary investments              |  Direct obligations of the U.S. Treasury and its
                                  |  Agencies including Treasury bills, bonds, notes
                                  |  and repurchase agreements
--------------------------------------------------------------------------------
 Suggested investment time frame  |  Short-term
--------------------------------------------------------------------------------
 Share classes offered            |  Vista, Premier and Institutional Shares
--------------------------------------------------------------------------------
 Net assets                       |  $7.2 Billion
--------------------------------------------------------------------------------
 Average maturity                 |  50 days
--------------------------------------------------------------------------------
 S&P Rating*                      |  AAA
--------------------------------------------------------------------------------
 Moody's Rating*                  |  Aaa
--------------------------------------------------------------------------------
 NAIC Rating*                     |  Class 1
--------------------------------------------------------------------------------

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

Maturity Schedule

-----------------------------
  1-14 days      |   64.32%
-----------------------------
  15-30 days     |    2.75%
-----------------------------
  31-60 days     |    7.06%
-----------------------------
  61-90 days     |    5.11%
-----------------------------
  91-180 days    |   10.95%
-----------------------------
  181-270 days   |    5.66%
-----------------------------
  271+ days      |    4.15%
-----------------------------

7-Day SEC Yield(1)

-------------------------------
  Vista Shares         | 6.06%
-------------------------------
  Premier Shares       | 6.20%
-------------------------------
  Institutional Shares | 6.39%
-------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses. Without waivers, the yields would have been 5.97%, 6.07% and 6.33% for Vista Shares, Premier Shares and Institutional Shares, respectively. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

--------------------------------------------------------------------------------
CHASE VISTA TREASURY PLUS MONEY MARKET FUND
As of August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Fund Facts

--------------------------------------------------------------------------------
 Objective                        |  High current income consistent with
                                  |  capital preservation
--------------------------------------------------------------------------------
 Primary investments              |  Direct obligations of the U.S. Treasury
                                  |  including Treasury bills, bonds and notes
                                  |  as well as repurchase agreements which
                                  |  are fully collateralized by obligations
                                  |  issued or guaranteed by the U.S. Treasury
--------------------------------------------------------------------------------
 Suggested investment time frame  |  Short-term
--------------------------------------------------------------------------------
 Share classes offered            |  Vista, Premier and Institutional Shares
--------------------------------------------------------------------------------
 Net assets                       |  $2.5 Billion
--------------------------------------------------------------------------------
 Average maturity                 |  4 days
--------------------------------------------------------------------------------
 S&P Rating*                      |  AAA
--------------------------------------------------------------------------------
 Moody's Rating*                  |  Aaa
--------------------------------------------------------------------------------
 NAIC Rating*                     |  Exempt
--------------------------------------------------------------------------------

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) "exempt" status indicates that the Fund meets certain pricing and quality guidelines.

Maturity Schedule

-----------------------------
  1-14 days       |  77.10%
-----------------------------
  15-30 days      |  22.90%
-----------------------------
  31-60 days      |   0.00%
-----------------------------
  61-90 days      |   0.00%
-----------------------------
  91-180 days     |   0.00%
-----------------------------
  181-270 days    |   0.00%
-----------------------------
  271+ days       |   0.00%
-----------------------------

7-Day SEC Yield(1)

------------------------------------
  Vista Shares            |  5.97%
------------------------------------
  Premier Shares          |  6.11%
------------------------------------
  Institutional Shares    |  6.31%
------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses. Without waivers, the yields would have been 5.85%, 6.05% and 6.20% for Vista Shares, Premier Shares and Institutional Shares, respectively. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

--------------------------------------------------------------------------------
CHASE VISTA FEDERAL MONEY MARKET FUND
As of August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Fund Facts

--------------------------------------------------------------------------------------
 Objective                       |   High current income consistent with
                                 |   capital preservation
--------------------------------------------------------------------------------------
 Primary investments             |   Direct obligations of the U.S. Treasury including
                                 |   Treasury bills, bonds and notes as well as
                                 |   obligations issued or guaranteed by the U.S.
                                 |   Treasury and its Agencies
--------------------------------------------------------------------------------------
 Suggested investment time frame |   Short-term
--------------------------------------------------------------------------------------
 Share classes offered           |   Vista, Premier, Institutional and Reserve Shares
--------------------------------------------------------------------------------------
 Net assets                      |   $1.1 Billion
--------------------------------------------------------------------------------------
 Average maturity                |   59 days
--------------------------------------------------------------------------------------
 S&P Rating                      |   Not Rated
--------------------------------------------------------------------------------------
 Moody's Rating                  |   Not Rated
--------------------------------------------------------------------------------------
 NAIC Rating                     |   Not Rated
--------------------------------------------------------------------------------------

Maturity Schedule

-----------------------------
  1-14 days       |  35.45%
-----------------------------
  15-30 days      |  26.66%
-----------------------------
  31-60 days      |   7.70%
-----------------------------
  61-90 days      |   1.30%
-----------------------------
  91-180 days     |  12.61%
-----------------------------
  181-270 days    |  16.28%
-----------------------------
  271+ days       |   0.00%
-----------------------------

7-Day SEC Yield(1)

------------------------------------
  Vista Shares           |   5.80%
------------------------------------
  Premier Shares         |   6.02%
------------------------------------
  Institutional Shares   |   6.24%
------------------------------------
  Reserve Shares         |   5.71%
------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares, Institutional Shares and Reserve Shares reflect the voluntary waiver of certain expenses. Without waivers, the yields would have been 5.78%, 6.17% and 5.06% for Vista Shares, Institutional Shares and Reserve Shares, respectively. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

--------------------------------------------------------------------------------
CHASE VISTA CASH MANAGEMENT FUND
As of August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Fund Facts

--------------------------------------------------------------------------------
 Objective                        |  High current income consistent with
                                  |  capital preservation
--------------------------------------------------------------------------------
 Primary investments              |  High quality, short-term, U.S. dollar-
                                  |  denominated money market instruments
--------------------------------------------------------------------------------
 Suggested investment time frame  |  Short-term
--------------------------------------------------------------------------------
 Share classes offered            |  Vista, Premier and Institutional Shares
--------------------------------------------------------------------------------
 Net assets                       |  $11.1 Billion
--------------------------------------------------------------------------------
 Average maturity                 |  49 days
--------------------------------------------------------------------------------
 S&P Rating                       |  Not Rated
--------------------------------------------------------------------------------
 Moody's Rating                   |  Not Rated
--------------------------------------------------------------------------------
 NAIC Rating                      |  Not Rated
--------------------------------------------------------------------------------

Maturity Schedule

-----------------------------
  1-14 days     |    30.52%
-----------------------------
  15-30 days    |    31.88%
-----------------------------
  31-60 days    |    11.03%
-----------------------------
  61-90 days    |    11.23%
-----------------------------
  91-180 days   |     9.41%
-----------------------------
  181-270 days  |     4.80%
-----------------------------
  271+ days     |     1.13%
-----------------------------

7-Day SEC Yield(1)

------------------------------------
  Vista Shares         |     6.14%
------------------------------------
  Premier Shares       |     6.28%
------------------------------------
  Institutional Shares |     6.47%
------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses. Without waivers, the yields would have been 6.12%, 6.22% and 6.39% for Vista Shares, Premier Shares and Institutional Shares, respectively. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

--------------------------------------------------------------------------------
CHASE VISTA PRIME MONEY MARKET FUND
As of August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Fund Facts

--------------------------------------------------------------------------------------------
 Objective                         | High current income consistent with
                                   | capital preservation
--------------------------------------------------------------------------------------------
 Primary investments               | High quality, short-term, U.S. dollar-
                                   | denominated money market instruments
--------------------------------------------------------------------------------------------
 Suggested investment time frame   | Short-term
--------------------------------------------------------------------------------------------
 Share classes offered             | Vista, Premier, Institutional, Reserve, B and C Shares
--------------------------------------------------------------------------------------------
 Net assets                        | $12.8 Billion
--------------------------------------------------------------------------------------------
 Average maturity                  | 50 days
--------------------------------------------------------------------------------------------
 S&P Rating*                       | AAA
--------------------------------------------------------------------------------------------
 Moody's Rating*                   | Aaa
--------------------------------------------------------------------------------------------
 NAIC Rating*                      | Class 1
--------------------------------------------------------------------------------------------

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

Maturity Schedule

-----------------------------
  1-14 days       |  34.98%
-----------------------------
  15-30 days      |  37.76%
-----------------------------
  31-60 days      |   4.94%
-----------------------------
  61-90 days      |   4.34%
-----------------------------
  91-180 days     |  11.42%
-----------------------------
  181-270 days    |   4.86%
-----------------------------
  271+ days       |   1.70%
-----------------------------

7-Day SEC Yield(1)

------------------------------------
  B Shares              |    5.46%
------------------------------------
  C Shares              |    5.46%
------------------------------------
  Vista Shares          |    6.11%
------------------------------------
  Premier Shares        |    6.24%
------------------------------------
  Institutional Shares  |    6.43%
------------------------------------
  Reserve Shares        |    5.90%
------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for B Shares, C Shares, Vista Shares, Premier Shares, Institutional Shares and Reserve Shares reflect the voluntary waiver of certain expenses. Without waivers, the yields would have been 5.45%, 5.45%, 6.10%, 6.21%, 6.36% and 5.24% for B Shares, C Shares, Vista Shares, Premier Shares, Institutional Shares and Reserve Shares, respectively. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

--------------------------------------------------------------------------------
 CHASE VISTA TAX FREE MONEY MARKET FUND
 As of August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Fund Facts

-------------------------------------------------------------------------------------
 Objective                        |  High current tax free income consistent
                                  |  with capital preservation*
-------------------------------------------------------------------------------------
 Primary investments              |  Short-term municipal obligations
-------------------------------------------------------------------------------------
 Suggested investment time frame  |  Short-term
-------------------------------------------------------------------------------------
 Share classes offered            |  Vista, Premier, Institutional and Reserve Shares
-------------------------------------------------------------------------------------
 Net assets                       |  $1.7 Billion
-------------------------------------------------------------------------------------
 Average maturity                 |  55 days
-------------------------------------------------------------------------------------
 S&P Rating**                     |  AAA
-------------------------------------------------------------------------------------
 Moody's Rating                   |  Not rated
-------------------------------------------------------------------------------------
 NAIC Rating                      |  Not rated
-------------------------------------------------------------------------------------

** This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share.

Maturity Schedule

-----------------------------
  1-7 days      |    67.63%
-----------------------------
  8-30 days     |     4.37%
-----------------------------
  31-90 days    |     8.18%
-----------------------------
  91-180 days   |     8.76%
-----------------------------
  181-270 days  |     4.23%
-----------------------------
  271+ days     |     6.83%
-----------------------------

Yields

                                            Taxable
                             7-Day         Equivalent
                          SEC Yield(1)      Yield(2)
-----------------------------------------------------
 Vista Shares          |  3.73%         |     6.18%
-----------------------------------------------------
 Premier Shares        |  3.80%         |     6.29%
-----------------------------------------------------
 Institutional Shares  |  4.06%         |     6.72%
-----------------------------------------------------
 Reserve Shares        |  3.52%         |     5.83%
-----------------------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares, Premier Shares, Institutional Shares and Reserve Shares reflect the voluntary waiver of certain expenses. Without waivers, the yields would have been 3.61%, 3.80%, 3.96% and 2.87% for Vista Shares, Premier Shares, Institutional Shares and Reserve Shares, respectively. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

(2) Taxable equivalent yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective federal tax rate used for this illustration is 39.6%.

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
As of August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Fund Facts

--------------------------------------------------------------------------------
 Objective                        |  High current tax free income consistent
                                  |  with capital preservation*
--------------------------------------------------------------------------------
 Primary investments              |  New York short-term municipal obligations
--------------------------------------------------------------------------------
 Suggested investment time frame  |  Short-term
--------------------------------------------------------------------------------
 Share classes offered            |  Vista and Reserve Shares
--------------------------------------------------------------------------------
 Net assets                       |  $1.8 Billion
--------------------------------------------------------------------------------
 Average maturity                 |  54 days
--------------------------------------------------------------------------------
 S&P Rating                       |  Not rated
--------------------------------------------------------------------------------
 Moody's Rating                   |  Not rated
--------------------------------------------------------------------------------
 NAIC Rating                      |  Not rated
--------------------------------------------------------------------------------

Maturity Schedule

-----------------------------
  1-7 days       |   72.53%
-----------------------------
  8-30 days      |    0.23%
-----------------------------
  31-90 days     |    8.78%
-----------------------------
  91-180 days    |    3.93%
-----------------------------
  181-270 days   |    4.33%
-----------------------------
  271+ days      |   10.20%
-----------------------------

Yields

                                      Taxable
                       7-Day         Equivalent
                    SEC Yield(1)      Yield(2)
-------------------------------------------------
 Vista Shares    |  3.59%         |    6.65%
-------------------------------------------------
 Reserve Shares  |  3.39%         |    6.28%
-------------------------------------------------


Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Vista Shares and Reserve Shares reflect the voluntary waiver of certain expenses. Without waivers, the yield would have been 3.48% for Vista Shares and 2.69% for Reserve Shares. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 46.05%.

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
CHASE VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
As of August 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Fund Facts

--------------------------------------------------------------------------------
 Objective                         | High current tax free income consistent
                                     with capital preservation*
--------------------------------------------------------------------------------
 Primary investments               | California short-term municipal obligations
--------------------------------------------------------------------------------
 Suggested investment time frame   | Short-term
--------------------------------------------------------------------------------
 Share Classes Offered             | Vista Shares
--------------------------------------------------------------------------------
 Net assets                        | $77.5 Million
--------------------------------------------------------------------------------
 Average maturity                  | 46 days
--------------------------------------------------------------------------------
 S&P Rating                        | Not rated
--------------------------------------------------------------------------------
 Moody's Rating                    | Not rated
--------------------------------------------------------------------------------
 NAIC Rating                       | Not rated
--------------------------------------------------------------------------------

Maturity Schedule

-----------------------------
  1-7 days        |  73.85%
-----------------------------
  8-30 days       |   7.67%
-----------------------------
  31-90 days      |   1.80%
-----------------------------
  91-180 days     |   8.64%
-----------------------------
  181-270 days    |   0.00%
-----------------------------
  271+ days       |   8.04%
-----------------------------

Yields

                                      Taxable
                       7-Day         Equivalent
                    SEC Yield(1)      Yield(2)
------------------------------------------------
 Vista Shares          3.25%           5.93%
------------------------------------------------

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yield for Vista Shares reflects the voluntary waiver of certain expenses. Without waivers, the yield would have been 3.00%. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 45.22%.

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.

--------------------------------------------------------------------------------
CHASE VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of August 31, 2000
(Amounts in thousands)

Principal
Amount          Issuer                                   Value
--------------------------------------------------------------------------------
Money Market Instruments --  99.5%
--------------------------------------------------------------------------------
                U.S. Treasury Securities  --  99.5%
                ------------------------------------
                U.S. Treasury Bills,
$   82,730       6.19%, 11/16/00                       $   81,666
    75,000       6.21%, 11/24/00                           73,931
    33,511       6.32%, 09/21/00                           33,393
     6,374       6.38%, 09/21/00                            6,352
 1,500,000       6.44%, 09/15/00                        1,496,252
                U.S. Treasury Notes,
   745,000       4.00%, 10/31/00                          742,336
   230,000       4.50%, 01/31/01                          228,264
   627,000       4.63%, 11/30/00                          624,528
   100,000       5.00%, 02/28/01                           99,336
   135,000       5.25%, 05/31/01                          133,855
   225,000       5.38%, 02/15/01                          223,979
   231,500       5.63%, 11/30/00                          231,099
    40,000       5.63%, 05/15/01                           39,786
   426,000       5.75%, 11/15/00                          425,599
    60,502       6.13%, 09/30/00                           60,500
--------------------------------------------------------------------------------
                Total Investments -- 99.5%             $4,500,876
                (Cost $4,500,876)*
--------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of August 31, 2000
(Amounts in thousands)

Principal
Amount          Issuer                                               Value
--------------------------------------------------------------------------------
Money Market Instruments -- 100.9%
--------------------------------------------------------------------------------
                U.S. Government Agency Securities  -- 100.2%
                --------------------------------------------
                Federal Farm Credit Bank -- 1.3%
 $    90,000    Federal Farm Credit Bank, FRN, 6.54%, 03/01/01    $   90,000
                Federal Home Loan Bank -- 25.6%
                Federal Home Loan Bank,
     111,600     6.04%, 10/25/00                                     111,600
     100,000     6.55%, 02/15/01                                     100,000
     100,000     6.70%, 03/01/01                                     100,000
      75,000     6.75%, 03/01/01                                      75,000
      38,000     7.00%, 05/18/01                                      38,000
      50,000     7.16%, 07/17/01                                      49,992
      50,000     7.17%, 07/13/01                                      50,000
     100,000     DN, 6.44%, 03/09/01                                  96,824
     450,000     DN, 6.51%, 09/01/00                                 450,000
     200,000     FRN, 6.48%, 07/18/01                                199,877
     250,000     FRN, 6.55%, 10/10/00                                249,977
     100,000     FRN, 6.67%, 04/12/01                                100,000
      65,000     FRN, 6.70%, 03/06/01                                 64,983
     150,000     FRN, 6.72%, 05/10/01                                149,948
                                                                  ----------
                                                                   1,836,201
                Federal Home Loan Mortgage Corp. -- 13.8%
                Federal Home Loan Mortgage Corp.,
     175,000     DN, 6.50%, 11/16/00                                 172,636
      90,900     DN, 6.60%, 01/04/01                                  88,874
     200,000     DN, 6.62%, 02/14/01                                 194,102
     135,189     DN, 6.70%, 12/07/00                                 132,825
     100,000     MTN, 6.75%, 04/27/01                                100,000
     100,000     MTN, 6.90%, 08/24/01                                100,000
     100,000     MTN, +, 6.90%, 09/11/01                             100,000
     100,000     MTN, 7.10%, 07/17/01                                100,000
                                                                  ----------
                                                                     988,437
                Federal National Mortgage Association -- 42.4%
                Federal National Mortgage Association,
     150,000     DN, 6.34%, 10/12/00                                 148,949
     200,000     DN, 6.50%, 11/16/00                                 197,298
     170,096     DN, 6.60%, 01/04/01                                 166,304
     200,000     DN, @, 6.63%, 09/28/00                              199,022
     111,922     DN, 6.70%, 12/07/00                                 109,965
     250,000     FRN, 6.49%, 06/07/01                                249,842
     315,000     FRN, 6.53%, 05/24/01                                315,000
     250,000     FRN, 6.59%, 03/01/01                                249,901
     310,000     FRN, 6.72%, 05/10/01                                309,974
     250,000     MTN, FRN, 6.42%, 12/08/00                           249,934
     150,000     MTN, FRN, 6.59%, 11/06/00                           149,976
     200,000     MTN, FRN, 6.63%, 09/05/00                           199,999
     500,000     MTN, FRN, 6.64%, 09/18/00                           499,996
                                                                  ----------
                                                                   3,046,160
                Student Loan Marketing Association -- 17.1%
                Student Loan Marketing Association,
     150,000     FRN, 6.47%, 09/21/00                                150,000
     135,000     FRN, 6.57%, 10/19/00                                135,000
     100,000     FRN, 6.67%, 02/15/01                                100,000

                       See notes to financial statements.

CHASE VISTA U.S. GOVERNMENT MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
Amount          Issuer                                                    Value
----------------------------------------------------------------------------------
Money Market Instruments -- Continued
----------------------------------------------------------------------------------
                Student Loan Marketing Association -- Continued
 $   200,000     FRN, 6.84%, 07/24/01                                   $  199,911
     200,000     MTN, FRN, 6.76%, 03/05/01                                 199,950
     175,000     MTN, FRN, 6.77%, 08/09/01                                 174,921
     100,000     MTN, FRN, 6.79%, 08/09/01                                  99,955
     165,000     MTN, FRN, 6.84%, 08/23/01                                 165,030
                                                                        ----------
                                                                         1,224,767
                ------------------------------------------------------------------
                Total U.S. Government Agency Securities                  7,185,565
                (Cost $7,185,565)
                ------------------------------------------------------------------
                Repurchase Agreement -- 0.7%
                ----------------------------
      49,454    Salomon Smith Barney, Tri Party, 6.66%, due 09/01/00
                 (Dated 08/31/00, Proceeds $49,463, Secured by FHLMC,
                 $52,107, DN, due 03/01/01; Market Value $50,444)           49,454
                (Cost $49,454)
----------------------------------------------------------------------------------
                Total Investments -- 100.9%                             $7,235,019
                (Cost $7,235,019)*
----------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA TREASURY PLUS MONEY MARKET FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of August 31, 2000
(Amounts in thousands)

Principal
Amount          Issuer                                                            Value
------------------------------------------------------------------------------------------
Money Market Instruments -- 100.2%
------------------------------------------------------------------------------------------
                U.S. Treasury Securities -- 22.9%
                ---------------------------------
                U.S. Treasury Bills,
 $    75,000     6.36%, 09/21/00                                                $   74,736
     500,000     6.44%, 09/15/00                                                   498,751
                --------------------------------------------------------------------------
                Total U.S. Treasury Securities                                     573,487
                (Cost $573,487)
                --------------------------------------------------------------------------
                Repurchase Agreements -- 77.3%
                ------------------------------
     120,000    Bear Stearns, Tri Party, 6.60%, due 09/01/00 (Dated
                 08/31/00, Proceeds $120,022, Secured by USTR,
                 $127,707, 5.00% through 7.25%, due 11/15/00
                 through 10/15/06; Market Value $128,475)                          120,000
     620,000    Deutsche Bank, Tri Party, 6.61%, due 09/01/00 (Dated
                 08/31/00, Proceeds $620,114, Secured by USTR,
                 $593,827, 4.88% through 8.75%, due 02/15/01
                 through 11/15/26; Market Value $632,400)                          620,000
     111,548    Goldman Sachs & Co., Tri Party, 6.58%, due 09/01/00
                 (Dated 08/31/00, Proceeds $111,568, Secured by USTR,
                 $93,269, 7.88%, due 02/15/21; Market Value $113,780)              111,548
     620,000    Greenwich Capital Markets, Inc., Tri Party, 6.60%, due
                 09/01/00 (Dated 08/31/00, Proceeds $620,114, Secured
                 by USTR, $578,264, 3.63% through 13.25%, due
                 09/30/00 through 02/15/29; Market Value $631,308)                 620,000
     100,000    Lehman Brothers, Inc., Tri Party, 6.58%, due 09/01/00
                 (Dated 08/31/00, Proceeds $100,018, Secured by USTR,
                 $102,149, 5.50% through 6.38%, due 08/31/01
                 through 08/15/10; Market Value $102,005)                          100,000
     120,000    Merrill Lynch & Co., Inc., Tri Party, 6.62%, due 09/01/00
                 (Dated 08/31/00 Proceeds $120,022, Secured by USTR,
                 $98,960, 3.63% through 14.00%, due 11/15/10
                 through 11/15/28; Market Value $122,404)                          120,000
     120,000    Morgan Stanley Dean Witter & Co., Tri Party, 6.50%,
                 due 09/01/00 (Dated 08/31/00, Proceeds $120,022,
                 Secured by USTR, $120,312, 6.13% through 7.88%,
                 due 08/15/01 through 08/15/07; Market Value
                 $123,630)                                                         120,000
     120,000    Salomon Smith Barney, Tri Party, 6.62%, due 09/01/00
                 (Dated 08/31/00, Proceeds $120,022, Secured by USTR,
                 $107,055, 5.50% through 12.50%, due 10/05/00
                 through 08/15/28; Market Value $123,727)                          120,000
                --------------------------------------------------------------------------
                Total Repurchase Agreements                                      1,931,548
                (Cost $1,931,548)
------------------------------------------------------------------------------------------
                Total Investments -- 100.2%                                     $2,505,035
                (Cost $2,505,035)*
------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA FEDERAL MONEY MARKET FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of August 31, 2000
(Amounts in thousands)

Principal
Amount          Issuer                                          Value
--------------------------------------------------------------------------------
Money Market Instruments -- 99.7%
--------------------------------------------------------------------------------
                U.S. Government Agency Securities -- 99.7%
                ------------------------------------------
                Federal Farm Credit Bank -- 9.6%
                Federal Farm Credit Bank,
 $     8,439     DN, 5.89%, 10/26/00                          $    8,367
       1,561     DN, 5.91%, 10/26/00                               1,548
     100,000     FRN, 6.44%, 05/01/01                             99,967
                                                              ----------
                                                                 109,882
                Federal Home Loan Bank -- 85.7%
                Federal Home Loan Bank,
      25,000     6.75%, 03/01/01                                  25,000
      15,500     6.76%, 03/13/01                                  15,500
      20,000     DN, 5.89%, 10/27/00                              19,827
       8,000     DN, 5.91%, 10/06/00                               7,957
      15,000     DN, 5.93%, 11/24/00                              14,804
      20,000     DN, 6.03%, 12/08/00                              19,690
      25,000     DN, 6.13%, 12/22/00                              24,550
      15,000     DN, 6.32%, 01/08/01                              14,680
      37,319     DN, 6.44%, 09/15/00                              37,225
     100,000     DN, 6.50%, 09/27/00                              99,533
      25,000     DN, 6.50%, 02/01/01                              24,352
       3,821     DN, 6.51%, 09/01/00                               3,821
      75,000     DN, 6.51%, 09/27/00                              74,649
      25,000     DN, 6.51%, 03/15/01                              24,172
      16,844     DN, 6.54%, 01/16/01                              16,436
      45,000     DN, 6.55%, 01/16/01                              43,911
      25,000     DN, 6.55%, 04/09/01                              24,060
      92,429     DN, 6.56%, 09/15/00                              92,198
      25,000     DN, 6.57%, 04/20/01                              24,010
      75,000     DN, 6.61%, 02/28/01                              72,600
      75,000     FRN, MTN, 6.46%, 03/20/01                        74,976
      50,000     FRN, 6.48%, 07/18/01                             49,969
      50,000     FRN, 6.55%, 10/10/00                             49,995
      75,000     FRN, 6.61%, 09/22/00                             74,999
      50,000     FRN, 6.72%, 05/10/01                             49,983
                                                              ----------
                                                                 978,897
                Student Loan Marketing Association -- 4.4%
      50,000    Student Loan Marketing Association, FRN,
                 6.57%, 10/19/00                                  50,000
--------------------------------------------------------------------------------
                Total Investments -- 99.7%                    $1,138,779
                (Cost $1,138,779)*
--------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA CASH MANAGEMENT FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of August 31, 2000
(Amounts in thousands)

  Principal
    Amount
     (USD)    Issuer                                                              Value
---------------------------------------------------------------------------------------
Money Market Instruments -- 99.5%
---------------------------------------------------------------------------------------
                  U.S. Government Agency Securities -- 2.3%
                  -----------------------------------------
                  Federal Home Loan Bank,
  $    35,000      DN, 5.93%, 11/24/00                                         $ 34,543
       93,900      DN, 5.93%, 12/01/00                                           92,571
       25,000      DN, 6.50%, 02/01/01                                           24,352
       50,000      DN, 6.51%, 03/15/01                                           48,344
       17,798      DN, 6.55%, 04/09/01                                           17,129
       35,000      DN, 6.57%, 04/20/01                                           33,614
                  ---------------------------------------------------------------------
                  Total U.S. Government Agency Securities                       250,553
                  (Cost $250,553)
                  ---------------------------------------------------------------------
                  State and Municipal Obligations -- 1.3%
                  ---------------------------------------
                  California -- 1.0%
       60,610     California Housing Finance Agency, Home Mortgage,
                   Ser. M, Rev. FRDO, 6.58%, 09/04/00                            60,610
       20,000     California Pollution Control Financing Authority,
                   Environmental Improvement, Shell Oil Co., Project B,
                   Rev. FRDO, 6.57%, 09/06/00                                    20,000
       22,000     Sacramento County, California, Rev. FRDO, 6.55%, 09/04/00      22,000
                                                                                -------
                                                                                102,610
                  Missouri -- 0.1%
       16,200     SSM Healthcare, Missouri Health Facilities, Ser. E,
                   Rev. FRDO, 6.62%, 09/05/00                                    16,200
                  Texas -- 0.2%
       27,500     Texas State, Veterans Housing Assistance, Ser. A-2,
                   GO, FRDO, 6.60%, 09/04/00                                     27,500
                  ---------------------------------------------------------------------
                  Total State and Municipal Obligations                         146,310
                  (Cost $146,310)
                  ---------------------------------------------------------------------
                  Corporate Notes & Bonds -- 59.8%
                  --------------------------------
                  Asset Backed Securities -- 13.3%
                  Asset Backed Capital Finance, Inc.,
      100,000      MTN, FRN, #, 6.63%, 05/25/01                                  99,993
       50,000      MTN, FRN, #, 6.63%, 06/18/01                                  50,000
       70,000      MTN, FRN, #, 6.64%, 06/19/01                                  70,000
      110,000     Asset Securitization Cooperative Corp. (ASCC),
                   FRN, 6.57%, 01/12/01                                         109,981
      134,427     Associates Manufactured Housing Corp., Ser. 1999-1,
                   Class A, Putable, FRN, #, 6.85%, 10/15/00                    134,443
      125,000     Beta Finance Corp., Inc., (Channel Islands),
                   MTN, FRN, #, 6.60%, 05/08/01                                 125,000
                  CC USA, Inc., (Centauri Corp.),
       50,000      MTN, #, 7.07%, 07/25/01                                       50,000
       75,000      MTN, #, 7.48%, 06/07/01                                       75,000
       75,000     Compass Securitization LLC, FRN, 6.59%, 10/16/00               74,999
      130,000     Lexington Parker Capital, FRN, 6.63%, 01/25/01                129,994
                  Liberty Lighthouse U.S. Capital Co.,
      120,000      MTN, FRN, #, 6.68%, 03/05/01                                 120,000
       65,000      MTN, FRN, #, 6.83%, 11/06/00                                  65,000
      100,000     Strategic Money Market (SMM), Trust 2000-B, FRN, #,
                   6.81%, 12/13/00                                              100,000

                       See notes to financial statements.

CHASE VISTA CASH MANAGEMENT FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

   Principal
    Amount
     (USD)    Issuer                                                             Value
---------------------------------------------------------------------------------------
Money Market Instruments -- Continued
---------------------------------------------------------------------------------------
                  Asset Backed Securities -- Continued
  $   100,000     Special Purpose Accounts Receivable Cooperative Corp.,
                   FRN, 6.62%, 01/05/01                                      $  100,000
       75,000     Structured Products Asset Return Certificates, Ser.
                   1998-1, FRN, #, 6.73%, 11/27/00                               75,000
      100,000     Variable Funding Capital Corp., FRN, 6.60%, 02/05/01           99,992
                                                                             ----------
                                                                              1,479,402
                  Automotive -- 8.0%
                  American Honda Finance Corp.,
      100,000      MTN, FRN, #, 6.61%, 02/06/01                                  99,990
       60,000      MTN, FRN, #, 6.77%, 06/19/01                                  60,000
      200,000     Daimler Chrysler North America Holding Corp., MTN,
                   FRN, 6.56%, 02/22/01                                         199,928
                  Ford Motor Credit Co.,
       75,000      MTN, FRN, 6.77%, 10/02/00                                     74,994
       27,000      MTN, FRN, 7.10%, 09/25/00                                     27,005
                  General Motors Acceptance Corp.,
      250,000      MTN, FRN, 6.72%, 12/14/00                                    249,938
       30,000      MTN, FRN, 6.83%, 04/30/01                                     30,025
      140,000     Toyota Motor Credit Corp., MTN, FRN, 6.81%, 10/12/00          140,000
                                                                             ----------
                                                                                881,880
                  Banking  --  12.8%
      100,000     Abbey National Treasury Services PLC, (United
                   Kingdom), (Yankee), MTN, FRN, 6.52%, 06/15/01                 99,939
                  American Express Centurion Bank,
      100,000      FRN, 6.58%, 02/28/01                                         100,000
       50,000      MTN, FRN, 6.58%, 04/12/01                                     49,997
      100,000      MTN, FRN, 6.59%, 05/08/01                                    100,000
       55,000     Bank One Corp., FRN, 6.71%, 11/17/00                           54,995
                  Commerzbank AG (Germany), (Yankee),
      165,000      FRN, 6.54%, 03/19/01                                         164,956
      200,000      FRN, 6.57%, 04/26/01                                         199,960
      100,000     Credit Suisse First Boston Inc.
                   (Switzerland), MTN, FRN, 6.59%, 05/09/01                      99,993
       75,000     Credit Suisse First Boston International, (Switzerland),
                   FRN, #, 6.78%, 10/02/00                                       75,003
      240,000     Dresdner Bank AG, (Germany), FRN, 6.55%, 03/28/01             239,946
                  Fleet National Bank,
      100,000      FRN, 6.71%, 10/26/00                                          99,994
       85,000      MTN, FRN, 6.77%, 05/24/01                                     85,060
       50,000     National City Bank, MTN, FRN, 6.76%, 07/05/01                  49,981
                                                                             ----------
                                                                              1,419,824
                  Consumer Products  --  0.7%
       75,000     Unilever Capital Corp., FRN, 6.65%, 09/07/01                   75,000

                  Financial Services  --  15.2%
      100,000     Associates Corp. of North America, SUB,
                   FRN, 6.77%, 06/15/04                                         100,000
                  Bear Stearns Companies, Inc.,
      200,000      Ser. B, MTN, FRN, 6.68%, 02/23/01                            199,999
       85,000      FRN, 6.96%, 08/01/01                                          85,142

                       See notes to financial statements.

CHASE VISTA CASH MANAGEMENT FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

  Principal
   Amount
   (USD)        Issuer                                                     Value
--------------------------------------------------------------------------------
Money Market Instruments -- Continued
--------------------------------------------------------------------------------
                Financial Services  --  Continued
                CIT Group, Inc.,
 $   80,000      MTN, FRN, 6.80%, 09/15/00                            $   79,998
     30,000      MTN, FRN, 7.02%, 11/13/00                                30,017
    100,000     Citigroup Inc., MTN, FRN, 6.59%, 06/06/01                100,000
                Goldman Sachs Group, Inc.,
    148,000      FRN, #, 6.86%, 05/15/01                                 148,000
     30,000      MTN, FRN, 6.85%, 09/07/00                                30,000
                J.P. Morgan & Co., Inc.,
     63,000      FRN, 6.61%, 03/16/01                                     63,000
     40,000      FRN, 6.74%, 06/18/01                                     40,041
     60,000      FRN, 6.77%, 06/25/01                                     60,057
                Merrill Lynch & Co., Inc.,
    200,000      MTN, FRN, 6.58%, 03/06/01                               199,989
     20,000      MTN, FRN, 6.82%, 09/25/00                                20,000
                Morgan Stanley Dean Witter & Co.,
    110,000      FRN, 6.64%, 08/15/01                                    110,000
    150,000      MTN, FRN, 6.60%, 03/16/01                               150,000
     50,000      MTN, FRN, 6.86%, 01/22/01                                50,030
     25,000      MTN, FRN, 6.91%, 03/15/01                                25,000
    130,000     Wells Fargo & Co., FRN, 6.59%, 09/14/01                  130,000
     75,000     Westpac Banking Corp., (Australia), (Yankee),
                 FRN, 6.73%, 05/08/01                                     75,019
                                                                      ----------
                                                                       1,696,292
                Insurance  --  0.7%
                Prudential Funding Corp.,
     30,000      FRN, 6.70%, 12/21/00                                     29,994
     50,000      MTN, FRN, 6.81%, 04/17/01                                50,020
                                                                      ----------
                                                                          80,014
                Machinery & Engineering Equipment -- 0.7%
     75,000     Caterpillar Financial Services Corp.,
                 MTN, FRN, 6.80%, 07/09/01                                75,000

                Real Estate -- 0.8%
     84,000     Main Place Real Estate Investment Corp.,
                 FRN, 6.89%, 10/25/00                                     84,008

                Telecommunications -- 5.4%
     30,000     AT&T Capital Corp., MTN, FRN, 7.45%, 12/01/00             30,047
                AT&T Corp.,
    100,000      FRN, #, 6.56%, 03/08/01                                  99,990
    265,000      FRN, #, 6.65%, 07/19/01                                 265,001
    200,000     SBC Communications, Inc., FRN, #, 6.63%, 05/15/01        199,972
                                                                      ----------
                                                                         595,010
                Utilities -- 2.2%
     55,292     Baltimore Gas & Electric Co., FRN, 6.84%, 09/01/06        55,294
    190,000     National Rural Utilities Co., Ser. C., MTN,
                 FRN, 6.81%, 09/08/00                                    190,000
                                                                      ----------
                                                                         245,294
                ----------------------------------------------------------------
                Total Corporate Notes & Bonds                          6,631,724
                (Cost $6,631,724)
              ------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA CASH MANAGEMENT FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
  Amount
   (USD)        Issuer                                                        Value
-----------------------------------------------------------------------------------
Money Market Instruments -- Continued
-----------------------------------------------------------------------------------
                Commercial Paper -- 18.3%
                -------------------------
                Asset Backed Securities -- 10.5%
 $   50,000     Amstel Funding Corp., 6.56%, 09/18/00                    $   49,846
     60,000     Atlantis One Funding, 6.75%, 02/14/01                        58,193
     50,000     Bills Securitization LTD, 6.93%, 11/03/00                    49,414
                Concord Minutemen Capital Co., LLC, Series A,
     41,324      6.57%, 09/14/00                                             41,226
     92,000      6.58%, 09/07/00                                             91,900
                Crown Point Capital Co., LLC,
     73,000      6.64%, 09/14/00                                             72,827
     27,000      6.64%, 11/16/00                                             26,627
                Falcon Asset Securitization Corp.,
     75,000      6.59%, 09/14/00                                             74,823
     48,000      6.59%, 09/20/00                                             47,835
     42,000     Greenwich Funding Corp., 6.56%, 09/15/00                     41,894
     75,000     Greyhawk Funding LLC, 6.77%, 02/02/01                        72,899
     50,000     Intrepid Funding Master Trust, Ser. 1999-A,
                6.28%, 09/05/00                                              49,966
     27,000     Lexington Parker Capital Corp., LLC, 6.73%, 09/12/00         26,945
     65,000     Montauk Funding Corp., 6.57%, 09/26/00                       64,706
                Moriarty LLC,
     75,000      6.75%, 02/27/01                                             72,565
     85,000      6.85%, 02/02/01                                             82,593
     25,544     Parthenon Receivables Funding LLC, 6.87%, 01/25/01           24,856
     41,149     Pooled Accounts Receivable Capital Corp.,
                6.56%, 09/18/00                                              41,022
    100,000     Sheffield Receivables Corp., #, 6.56%, 09/15/00              99,746
     75,000     Tulip Funding Corp., 6.62%, 09/20/00                         74,741
                                                                         ----------
                                                                          1,164,624
                Banking -- 2.8%
    100,000     Bank of America, NA, 6.30%, 09/12/00                         99,814
     90,000     Credit Suisse First Boston Inc., 6.32%, 09/13/00             89,816
    125,000     United Mexican States, 7.02%, 11/03/00                      123,508
                                                                         ----------
                                                                            313,138
                Financial Services -- 3.5%
    102,000     Aspen Funding Corp., 6.35%, 09/18/00                        101,703
    100,000     Citibank Capital Markets Assets, LLC, 6.86%, 02/06/01        97,095
     75,000     Girsa Funding Corp., 6.55%, 10/23/00                         74,313
    100,000     Goldman Sachs Group, Inc., 6.75%, 02/14/01                   96,994
     20,000     Interperu Funding Ltd., 6.88%, 11/08/00                      19,749
                                                                         ----------
                                                                            389,854
                Telecommunications -- 0.7%
                British Telecommunications PLC,
     25,000      6.28%, 09/07/00                                             24,975
     50,000      6.85%, 11/06/00                                             49,393
                                                                         ----------
                                                                             74,368
                Utilities -- 0.8%
     87,000     Comision Federal De Electricidad, (Mexico),
                 6.58%, 09/18/00                                             86,732
                -------------------------------------------------------------------
                Total Commercial Paper                                    2,028,716
                (Cost $2,028,716)
                -------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA CASH MANAGEMENT FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
  Amount
  (USD)         Issuer                                                           Value
---------------------------------------------------------------------------------------
Money Market Instruments -- Continued
---------------------------------------------------------------------------------------
                Funding Agreements/GICS -- 6.4%
                -------------------------------
 $   50,000     AIG Funding Inc., Floating Rate, 6.81%, 10/02/00            $    50,000
    125,000     First Allmerica Financial Life Insurance Co.,
                 Floating Rate, 6.82%, 04/06/01                                 125,000
    150,000     G E Financial Assurance, Floating Rate, 6.91%, 03/01/01         150,000
                Jackson National Life Insurance Co., Floating Rate,
    100,000      6.86%, 01/18/01                                                100,000
     80,000      6.91%, 09/01/01                                                 80,000
    100,000     MetLife Funding Inc., Floating Rate, #, 6.91%, 06/01/01         100,000
     50,000     Travelers Insurance Co., Floating Rate, 6.80%, 04/24/01          50,000
     50,000     United of Omaha Life Insurance Company, Floating Rate,
                 6.71%, 05/17/01                                                 50,000
                -----------------------------------------------------------------------
                Total Funding Agreements/GICS                                   705,000
                (Cost $705,000)
                -----------------------------------------------------------------------
                Certificates of Deposit -- 10.1%
                --------------------------------
    150,000     Banco Santander Central Hispano SA, (Spain),
                 (Yankee), 6.73%, 02/28/01                                      149,998
                Bank Austria AG (Austria), (Yankee),
     50,000      6.55%, 02/01/01                                                 49,990
     50,000      6.71%, 02/05/01                                                 49,990
    190,000     Bayerische Hypo- und Vereinsbank AG, Floating Rate,
                 (Germany), (Yankee), 6.54%, 02/28/01                           189,955
    130,000     Bayerische Landesbank Girozentrale, Floating Rate,
                 (Germany), (Yankee), 6.54%, 12/15/00                           129,972
     90,000     Commerzbank AG (Germany), (Yankee),
                 6.52%, 01/08/01                                                 89,991
     75,000     Deutsche Bank AG, (Germany), (Yankee),
                 6.73%, 03/16/01                                                 74,977
     55,000     Landesbank Hessen-Thuringen Girozentrale,
                 (Germany), (Yankee), 6.89%, 04/30/01                            54,995
     50,000     Norddeutsche Landesbank Girozentrale, (Germany),
                 (Yankee), 6.55%, 01/16/01                                       49,991
     75,000     Rabobank Nederland NV (Netherlands), (Yankee),
                 6.50%, 01/29/01                                                 74,985
     50,000     Svenska Handelsbanken, Inc., (Sweden), (Yankee),
                 6.75%, 02/14/01                                                 49,989
    150,000     Westdeutsche Landesbank Girozentrale, (Germany),
                 (Yankee), 6.75%, 08/28/01                                      150,000
                -----------------------------------------------------------------------
                Total Certificates of Deposit                                 1,114,833
                (Cost $1,114,833)
                -----------------------------------------------------------------------
                Time Deposit -- 1.3%
                --------------------
    145,902     Wachovia Bank, 6.56%, 09/01/00                                  145,902
                (Cost $145,902)
---------------------------------------------------------------------------------------
                Total Investments -- 99.5%                                  $11,023,038
                (Cost $11,023,038)*
---------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA PRIME MONEY MARKET FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount
  (USD)          Issuer                                                             Value
------------------------------------------------------------------------------------------
Money Market Instruments -- 102.2%
------------------------------------------------------------------------------------------
                  U.S. Government Agency Securities -- 1.8%
                  -----------------------------------------
                  Federal Home Loan Bank,
  $    35,000      DN, 5.85%, 11/17/00                                            $ 34,586
       50,000      DN, 5.93%, 11/24/00                                              49,347
       55,000      DN, 6.03%, 12/08/00                                              54,148
       15,000      DN, 6.13%, 12/22/00                                              14,730
       25,000      DN, 6.32%, 01/08/01                                              24,467
       25,000      DN, 6.50%, 02/01/01                                              24,352
       25,000      DN, 6.51%, 03/15/01                                              24,172
                  ------------------------------------------------------------------------
                  Total U.S. Government Agency Securities                          225,802
                  (Cost $225,802)
                  ------------------------------------------------------------------------
                  State and Municipal Obligation -- 0.0%
                  --------------------------------------
        4,346     Sault Sainte Marie, Michigan, Tribe Building Authority,
                   Taxable, Rev., FRDO, 7.51%, 12/01/00                              4,346
                  (Cost $4,346)
                  ------------------------------------------------------------------------
                  Corporate Notes & Bonds -- 39.4%
                  --------------------------------
                  Asset Backed Securities -- 19.0%
       47,000     ACE Overseas Corp., FRN, 6.74%, 03/16/01                          46,991
                  Beta Finance Corp., Inc., (Channel Islands),
       75,000      FRN, #, 6.61%, 08/14/01                                          74,996
       65,000      MTN, #, 6.87%, 02/26/01                                          65,000
       30,000      MTN, #, 6.90%, 03/30/01                                          29,999
       85,000      MTN, #, 6.94%, 05/02/01                                          85,000
       50,000      MTN, FRN, #, 6.11%, 03/30/01                                     49,997
       50,000      MTN, FRN, #, 6.60%, 04/30/01                                     50,000
                  CC USA, Inc. (Centauri Corp.),
       60,000      MTN, #, 6.10%, 09/07/00                                          60,000
       35,000      MTN, #, 7.12%, 05/07/01                                          35,000
       50,000      MTN, #, 7.07%, 07/25/01                                          50,000
       50,000      MTN, FRN, #, 6.60%, 04/20/01                                     50,000
       50,000      MTN, FRN, #, +, 6.84%, 09/10/01                                  50,000
      100,000     Compass Securitization LLC, FRN, 6.59%, 10/16/00                  99,998
                  Dorada Finance Inc.,
       70,000      MTN, #, 7.06%, 07/17/01                                          70,000
       75,000      MTN, FRN, #, 6.87%, 09/05/00                                     75,000
       75,000      MTN, FRN, #, +, 6.84%, 09/10/01                                  75,000
       26,481     First Security Auto Owner Trust 2000-1, Class A-1,
                   6.77%, 07/16/01                                                  26,481
                  K2 (USA) LLC,
       55,000      MTN, FRN, #, 6.62%, 07/16/01                                     55,000
      100,000      MTN, FRN, #, 6.62%, 08/15/01                                    100,000
       50,000      MTN, FRN, #, 6.80%, 10/16/00                                     50,000
       75,000     Links Finance LLC, MTN, FRN, #, 6.60%, 05/11/01                   74,992
                  Restructured Asset Securities with Enhanced Returns (RACERS),
       37,000      1999 Ser. MM-35, FRN, #, 6.72%, 12/15/00                         37,000
       90,000      2000 Ser. MM-7, FRN, #, 6.64%, 05/30/01                          89,963
      100,000      2000 Ser. MM-10, FRN, #, 6.64%, 06/22/01                        100,000
                  Sigma Finance Corp., (Channel Islands),
      100,000      MTN, FRN, #, 6.60%, 05/02/01                                    100,000
       75,000      MTN, FRN, #, 6.61%, 03/05/01                                     75,000

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA PRIME MONEY MARKET FUND
Portfolio of Investments (Continued)
--------------------------------------------------------------------------------

As of August 31, 2000
(Amounts in thousands)

   Principal
    Amount
     (USD)        Issuer                                                          Value
----------------------------------------------------------------------------------------
Money Market Instruments -- Continued
----------------------------------------------------------------------------------------
                  Asset Backed Securities -- Continued
  $   100,000      MTN, FRN, #, 6.62%, 05/15/01                              $  100,000
       50,000      MTN, FRN, #, 6.67%, 09/25/01                                  50,012
       50,000      MTN, FRN, #, 6.80%, 10/16/00                                  50,000
       70,000      MTN, FRN, #, 6.90%, 09/15/00                                  70,000
                  Strategic Money Market (SMM),
       75,000      Trust 2000-B, FRN, #, 6.81%, 12/13/00                         75,000
       60,000      Trust 2000-E, FRN, #, 6.64%, 03/14/01                         60,000
      136,957      Trust 2000-G, FRN, #, 6.89%, 06/04/01                        136,958
      100,000     Special Purpose Accounts Receivable Cooperative Corp.,
                  FRN, 6.62%, 02/26/01                                          100,000
      100,000     Variable Funding Capital Corp., FRN, 6.60%, 02/05/01           99,992
                                                                             ----------
                                                                              2,417,379
                  Automotive -- 1.3%
                  Toyota Motor Credit Corp.,
      150,000      MTN, FRN, @, 6.68%, 04/23/01                                 149,964
       20,000      MTN, FRN, 6.87%, 10/25/00                                     20,003
                                                                             ----------
                                                                                169,967
                  Banking -- 6.3%
      250,000     Abbey National Treasury Services PLC, (United
                   Kingdom), (Yankee), MTN, FRN, 6.52%, 06/15/01                249,846
      100,000     American Express Centurion Bank, MTN, FRN,
                   6.59%, 05/08/01                                              100,000
       70,000     Bank of America, N.A., MTN, FRN, 6.78%, 07/11/01               70,006
      100,000     Bank One N.A., FRN, 6.65%, 09/10/01                           100,025
                  Commerzbank AG (Germany), (Yankee),
       75,000      FRN, 6.54%, 03/19/01                                          74,980
      160,000      FRN, 6.58%, 06/29/01                                         159,921
       50,000     Landesbank Hessen-Thuringen Girozentrale, (Germany),
                   (Yankee), FRN, 6.77%, 10/02/00                                49,994
                                                                             ----------
                                                                                804,772
                  Consumer Products -- 0.6%
       75,000     Unilever Capital Corp., FRN, 6.65%, 09/07/01                   75,000

                  Financial Services -- 9.8%
       75,000     Associates Corp. of North America, FRN, 6.77%, 06/26/01        75,000
                  Citigroup, Inc.,
      175,000      MTN, FRN, 6.58%, 04/04/01                                    175,000
      150,000      MTN, FRN, 6.59%, 06/06/01                                    150,000
       90,000     Goldman Sachs Group LP, Ser. A, MTN, FRN, #,
                   6.81%, 09/12/01                                               90,000
      150,000     Merrill Lynch & Co., Inc., MTN, FRN, 6.58%, 03/06/01          149,992
                  Morgan Stanley Dean Witter & Co.,
      150,000      FRN, 6.64%, 08/15/05                                         150,000
       55,000      MTN, FRN, 6.69%, 05/15/01                                     55,002
       35,000      MTN, FRN, 6.90%, 03/13/01                                     35,000
       50,000      MTN, FRN, 6.91%, 03/15/01                                     50,000
                  Wells Fargo Bank, N.A.,
      150,000      FRN, 6.59%, 09/14/01                                         150,000
      175,000      MTN, FRN, 6.76%, 07/24/01                                    174,939
                                                                             ----------
                                                                              1,254,933

                       See notes to financial statements.

CHASE VISTA PRIME MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount
 (USD)           Issuer                                                     Value
---------------------------------------------------------------------------------
Money Market Instruments -- Continued
---------------------------------------------------------------------------------
                 Telecommunications -- 2.4%
 $   150,000     AT&T Corp., FRN, #, 6.56%, 03/08/01                   $  149,985
     150,000     SBC Communications, Inc., FRN, #, 6.63%, 05/15/01        149,979
                                                                       ----------
                                                                          299,964
                 ----------------------------------------------------------------
                 Total Corporate Notes & Bonds                          5,022,015
                 (Cost $5,022,015)
                 ----------------------------------------------------------------
                 Commercial Paper -- 39.8%
                 -------------------------
                 Asset Backed Securities -- 24.4%
                 Alpine Securitization Corp.,
      54,000      6.55%, 09/19/00                                          53,824
     135,000      6.56%, 09/18/00                                         134,583
      34,396      6.62%, 09/18/00                                          34,290
     100,000     Atlantis One Funding Corp., 6.75%, 02/14/01               96,989
                 Barton Capital Corp.,
      77,110      6.55%, 09/22/00                                          76,817
      40,434      6.58%, 09/06/00                                          40,397
      50,000     Bills Securitization Ltd., 6.93%, 11/03/00                49,414
      85,000     Bavaria Universal Funding Co., Floating Rate,
                  6.60%, 02/13/01                                          84,994
      70,000     Blue Ridge Asset Funding Corp., 6.57%, 09/06/00           69,937
     115,000     Brahms Funding Corp., 6.62%, 10/18/00                    113,688
                 Charta Corp.,
      45,000      6.59%, 09/08/00                                          44,943
      50,000      6.62%, 09/07/00                                          49,945
                 Falcon Asset Securitization Corp.,
      75,000      6.56%, 09/27/00                                          74,647
      75,000      6.59%, 09/14/00                                          74,823
                 Four Winds Funding Corp.,
      54,000      #, 6.55%, 09/08/00                                       53,932
     102,600      6.55%, 09/18/00                                         102,284
     100,000     Galaxy Funding Inc., 6.89%, 02/02/01                      97,155
                 Grand Funding Corp.,
      65,000      6.55%, 09/06/00                                          64,941
      41,200      6.57%, 09/18/00                                          41,073
     150,000     Greenwich Funding Corp., 6.56%, 09/15/00                 149,619
      75,000     Greyhawk Funding LLC, 6.77%, 02/02/01                     72,899
                 International Securitization Corp.,
      48,000      6.56%, 09/15/00                                          47,878
      78,465      6.56%, 09/29/00                                          78,066
      75,000     Intrepid Funding Master Trust, Ser. 1999-A,
                 6.28%, 09/05/00                                           74,949
                 K2 (USA) LLC,
      24,000      6.87%, 02/26/01                                          23,217
      50,000      6.94%, 04/17/01                                          47,910
                 Liberty Street Funding Corp.,
      37,945      6.74%, 09/06/00                                          37,910
      60,000      6.75%, 09/07/00                                          59,934
      99,740     Market Street Funding Corp., #, 6.76%, 09/07/00           99,630
      72,790     Old Line Funding Corp., #, 6.60%, 09/20/00                72,539
      42,000     Parthenon Receivables Funding LLC, 6.57%, 09/18/00        41,870
      61,955     Pooled Accounts Receivable Capital Corp.,
                  6.15%, 09/12/00                                          61,832

                       See notes to financial statements.

CHASE VISTA PRIME MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount
  (USD)         Issuer                                                          Value
-------------------------------------------------------------------------------------
Money Market Instruments -- Continued
-------------------------------------------------------------------------------------
                Asset Backed Securities -- Continued
 $   65,539     Receivables Capital Corp., #, 6.58%, 09/11/00              $   65,420
                Sheffield Receivables Corp.,
    100,000      6.56%, 09/01/00                                              100,000
    100,000      6.56%, 09/15/00                                               99,746
     49,400      6.57%, 09/20/00                                               49,230
     65,000     Sigma Finance Corp., (Channel Islands),
                 #, 6.74%, 02/28/01                                            62,881
                Silver Tower U.S. Funding, LLC,
     95,000      6.74%, 02/23/01                                               91,989
     50,000      6.75%, 02/12/01                                               48,515
     75,000     Surrey Funding Corp., 6.56%, 09/14/00                          74,823
     65,411     Thames Asset Global Securitization (TAGS),
                 #, 6.76%, 09/29/00                                            65,073
     82,398     Tulip Funding Corp., 6.62%, 09/20/00                           82,114
     68,000     Victory Receivables, 6.55%, 09/19/00                           67,778
     50,000     WCP Funding, Inc., 6.58%, 09/07/00                             49,946
                                                                           ----------
                                                                            3,084,444
                Automotive -- 2.4%
                Daimler Chrysler North America Holding Corp.,
    100,000      6.57%, 09/25/00                                               99,565
    156,950      6.58%, 09/27/00                                              156,210
     50,000      6.63%, 11/22/00                                               49,257
                                                                           ----------
                                                                              305,032
                Banking -- 3.5%
     54,800     Banco de Galicia y Buenos Aires SA de CV, (Argentina),
                 6.63%, 09/22/00                                               54,591
     20,000     Banco Rio De La Plata SA, (Argentina), 6.78%, 03/08/01         19,317
    100,000     Banco Santander, (Puerto Rico), 6.63%, 09/12/00                99,800
    150,000     Bank of America, N.A., 6.30%, 09/12/00                        149,719
                Banque ET Caisse DEpargne De L'Etat (France),
     51,000      6.68%, 12/27/00                                               49,923
     75,000      6.76%, 02/16/01                                               72,715
                                                                           ----------
                                                                              446,065
                Financial Services -- 6.4%
    102,000     Aspen Funding Corp., 6.35%, 09/18/00                          101,704
     70,000     Associates Corp. of North America, ECN, 6.63%, 09/25/00        69,694
     70,000     Citibank Capital Markets Assets, LLC, 6.86%, 02/07/01          67,953
                Dakota Certificate Program
                 (Citibank Credit Card Master Trust I),
     91,894       6.62%, 09/26/00                                              91,477
     60,000       6.63%, 09/14/00                                              59,858
                Fairway Finance Corp.,
     70,259      6.56%, 09/25/00                                               69,954
     40,941      6.77%, 02/23/01                                               39,639
    112,917     HomeSide Lending Inc., 6.65%, 09/27/00                        112,383
     30,000     Interperu Funding Ltd., 6.54%, 09/27/00                        29,863
    100,000     New Castle Certificate Program (Discover Card Master
                 Trust I, Ser. 2000-A), ECN, 6.70%, 09/18/00                   99,687
    110,000     Quincy Capital Corp., 6.56%, 09/25/00                         109,522
                                                                           ----------
                                                                              851,734

                       See notes to financial statements.

CHASE VISTA PRIME MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
  Amount
  (USD)         Issuer                                                      Value
---------------------------------------------------------------------------------
Money Market Instruments -- Continued
---------------------------------------------------------------------------------
                Food/Beverage Products -- 1.0%
                Coca-Cola Co.,
 $   50,000      ECN, 6.61%, 09/18/00                                  $   49,846
     75,000      ECN, 6.64%, 11/14/00                                      73,993
                                                                       ----------
                                                                          123,839
                Telecommunications -- 1.5%
                British Telecommunications PLC,
     50,000      6.65%, 11/06/00                                           49,393
    144,500      6.74%, 02/15/01                                          140,130
                                                                       ----------
                                                                          189,523
                Utilities -- 0.6%
                Comision Federal De Electricidad, (Mexico),
     50,000      6.58%, 09/18/00                                           49,846
     31,000      6.60%, 09/18/00                                           30,904
                                                                       ----------
                                                                           80,750
                -----------------------------------------------------------------
                Total Commercial Paper                                  5,081,387
                (Cost $5,081,387)
                -----------------------------------------------------------------
                Certificates of Deposit -- 12.9%
                --------------------------------
    110,000     Banco Popolare di Milano (Italy), (Yankee),
                 6.64%, 11/15/00                                          110,005
                Bank Austria AG (Austria), (Yankee),
     50,000      6.55%, 02/01/01                                           49,990
     59,000      6.71%, 02/05/01                                           58,988
                Bayerische Landesbank Girozentrale, Floating Rate,
                 (Germany), (Yankee),
    135,000        6.54%, 12/15/00                                        134,971
    190,000        6.54%, 03/01/01                                        189,954
                Credit Communal De Belgique S.A., (Belgium),
     25,000      5.96%, 10/02/00                                           24,997
    100,000      Floating Rate, 6.54%, 03/01/01                            99,976
     75,000     Deutsche Bank AG, (Germany), (Yankee),
                 6.73%, 03/16/01                                           74,977
                Landesbank Baden-Wuerttemberg, (Germany), (Yankee),
     75,000      6.72%, 02/28/01                                           74,997
    100,000      6.73%, 02/15/01                                          100,000
     55,000     Landesbank Hessen-Thuringen Girozentrale, (Germany),
                 6.89%, 04/30/01                                           54,995
                Norddeutsche Landesbank Girozentrale, (Germany),
                 (Yankee),
     50,000       6.55%, 01/16/01                                          49,991
    125,000       6.72%, 02/28/01                                         124,992
     75,000     Rabobank Nederland NV (Netherlands), (Yankee),
                 6.50%, 01/29/01                                           74,985
     68,000     Svenska Handelsbanken, Inc., (Sweden), (Yankee),
                 6.75%, 02/14/01                                           67,985
    100,000     UBS Finance Inc., (Switzerland), (Yankee),
                 6.50%, 01/08/01                                           99,983
    260,000     Westdeutsche Landesbank Girozentrale, (Germany),
                 (Yankee), Floating Rate, 6.54%, 02/28/01                 259,937
                -----------------------------------------------------------------
                Total Certificates of Deposit                           1,651,723
                (Cost $1,651,723)
                -----------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA PRIME MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount
 (USD)           Issuer                                                              Value
------------------------------------------------------------------------------------------
Money Market Instruments -- Continued
------------------------------------------------------------------------------------------
                 Time Deposits -- 4.7%
                 ---------------------
 $   295,000     Firstar Bank, 6.59%, 09/01/00                                 $   295,000
     308,864     Key Bank N.A., 6.56%, 09/01/00                                    308,864
                 -------------------------------------------------------------------------
                 Total Time Deposits                                               603,864
                 (Cost $603,864)
                 -------------------------------------------------------------------------
                 Repurchase Agreements -- 3.6%
                 -----------------------------
     255,000     Credit Suisse First Boston, Tri Party, 6.66%, due 09/01/00
                  (Dated 08/31/00, Proceeds $255,047, Secured by U.S.
                  Government Agency Obligations, $260,471, 5.20%
                  through 8.47%, due 09/01/00 through 02/24/10;
                  Market Value $260,783)                                           255,000
     200,000     Salomon Smith Barney, Tri Party, 6.66%, due 09/01/00
                  (Dated 08/31/00, Proceeds $200,037, Secured by U.S.
                  Government Agency Obligations, $205,665, DN, due
                  09/22/00 through 03/01/01; Market Value $204,000)                200,000
                 -------------------------------------------------------------------------
                 Total Repurchase Agreements                                       455,000
                 (Cost $455,000)
------------------------------------------------------------------------------------------
                 Total Investments -- 102.2%                                   $13,044,137
                 (Cost $13,044,137)*
------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of August 31, 2000
(Amounts in thousands)

Principal
Amount          Issuer                                                          Value
-------------------------------------------------------------------------------------
Money Market Instruments -- 100.2%
-------------------------------------------------------------------------------------
                U.S. Government Agency Securities -- 0.5%
                -----------------------------------------
                Federal Home Loan Bank  --  0.0%
 $       601    Federal Home Loan Bank, DN, 6.53%, 09/07/00                   $   601
                Federal Home Loan Mortgage Corp. -- 0.5%
       6,853    Federal Home Loan Mortgage Corp., DN,
                 6.53%, 09/07/00                                                6,853
                ---------------------------------------------------------------------
                Total U.S. Government Agency Securities                         7,454
                (Cost $7,454)
                ---------------------------------------------------------------------
                Municipal Securities -- 99.7%
                -----------------------------
                Alabama -- 2.3%
       3,820    Alabama State, Public School & College Authority,
                 Ser. 124, PUTTERS, FRDO, 4.32%, 09/07/00                       3,820
       5,000    Birmingham, Alabama, GO, FRDO, 4.25%, 09/07/00                  5,000
       3,450    Birmingham, Alabama, Ser. A, Warrants,
                 FRDO, 4.25%, 09/07/00                                          3,450
       5,000    DCH Health Care Authority, Alabama, Health Care
                 Facilities, Rev., FRDO, 4.25%, 09/07/00                        5,000
       3,000    Infirmary Health Systems, Special Care Facilities Financing
                 Authority, Mobile, Alabama, Infirmary Health Systems
                 Inc., Ser. A, Rev., FRDO, 4.25%, 09/07/00                      3,000
       1,195    Marshall County, Alabama, Special Obligation, Warrants,
                 FRDO, 4.30%, 09/07/00                                          1,195
       1,000    Phenix County, Alabama, Industrial Development Board,
                 Environmental Improvement, Mead Coated Board
                 Project, Ser. A, Rev., FRDO, 4.45%, 09/01/00                   1,000
       8,700    Stevenson, Alabama, Industrial Development Board,
                 Environmental Improvement, The Mead Corp. Project,
                 Rev., FRDO, 4.35%, 09/01/00                                    8,700
       4,900    Stevenson, Alabama, Industrial Development Board,
                 Environmental Improvement, The Mead Corp. Project,
                 Ser. C, Rev., FRDO, 4.35%, 09/01/00                            4,900
       1,900    University of Alabama, Hospital, Ser. B, Rev.,
                 FRDO, 4.25%, 09/06/00                                          1,900
                                                                              -------
                                                                               37,965
                Alaska -- 0.9%
       7,875    Alaska State, Housing Finance Corp., Floating Rate
                 Trusts Receipts, Ser. N-13, Regulation D, Rev.,
                 FRDO, 4.50%, 09/06/00                                          7,875
       6,845    Alaska State, Housing Finance Corp., FLOATS,
                 Ser. PT-202, Rev., FRDO, 5.92%, 09/01/00                       6,848
                                                                              -------
                                                                               14,723
                Arizona -- 0.3%
       5,000    University of Arizona, Main Campus & Research,
                 Ser. A, Rev., COP, FRDO, 4.20%, 09/06/00                       5,000

                Arkansas -- 0.8%
       3,600    Arkansas Hospital Equipment Finance Authority,
                 AHA Pooled Financing Program, Rev.,
                 FRDO, 4.35%, 09/06/00                                          3,600
       3,750    Arkansas State, Development Finance Authority, IDR,
                 Stratton Seed Co. Project, Rev., FRDO, 4.45%, 09/07/00         3,750

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
Amount          Issuer                                                        Value
-----------------------------------------------------------------------------------
Money Market Instruments -- Continued
-----------------------------------------------------------------------------------
                Arkansas -- Continued
 $     5,500    Columbia County, Arkansas, Solid Waste Disposal,
                 Albemarle Corp. Project, Rev., FRDO, 4.45%, 09/07/00       $ 5,500
                                                                            -------
                                                                             12,850
                California -- 0.1%
         500    Alameda County, California, Multi-Family Housing,
                 Quail, Ser. A, Rev., FRDO, 3.50%, 09/06/00                     500
         900    San Diego, California, IDR, Kaiser Aerospace & Electric,
                 Ser. A, Rev., FRDO, 3.85%, 09/07/00                            900
                                                                            -------
                                                                              1,400
                Colorado -- 2.0%
      15,400    Colorado Springs, Colorado, Utilities, Municipal
                 Securities Trust Receipts, Ser. SGA-88, Rev.,
                 FRDO, 4.35%, 09/01/00                                       15,400
       2,500    Colorado Student Obligation Bond Authority,
                 Student Loan, Senior Lien, Ser. A-3, Rev.,
                 FRDO, 4.35%, 09/06/00                                        2,500
      15,580    Denver, Colorado, City & County Airport, Floating Rate
                 Certificates, Ser. 153, Rev., FRDO, 4.33%, 09/07/00         15,580
                                                                            -------
                                                                             33,480
                Connecticut -- 0.9%
      15,100    Meriden, Connecticut, GO, BAN, 4.75%, 08/08/01               15,139

                Delaware -- 0.6%
       9,400    Delaware State, Economic Development Authority,
                 IDR, Star Enterprise Project, Ser. B, Rev.,
                 FRDO, 4.35%, 09/06/00                                        9,400

                District of Columbia -- 3.8%
      19,400    District of Columbia, Rev., FRDO, 4.30%, 11/16/00            19,400
       4,755    District of Columbia, Water & Sewer Authority,
                 Public Utility, Rev., FRDO, 4.33%, 09/07/00                  4,755
       6,155    Eagle Tax Exempt Trust, Weekly Option Mode, Water
                 & Sewer Rev., District of Columbia, Ser. 98-5202,
                 FRDO, #, 4.33%, 09/07/00                                     6,155
      10,000    Metropolitan Washington Airport, Rev., 4.30%, 12/06/00       10,000
      10,000    Metropolitan Washington Airport, Rev., 4.33%, 11/06/00       10,000
       6,900    Metropolitan Washington Airport, Rev., 4.40%, 02/14/01        6,900
       6,000    Metropolitan Washington Airport, Rev., 4.50%, 09/06/00        6,000
                                                                            -------
                                                                             63,210
                Florida -- 5.4%
         400    Alachua County, Florida, Health Facilities Authority,
                 Shands Teaching Hospital, Ser. B, Rev., FRDO, 4.25%,
                 09/06/00                                                       400
       1,600    Broward County, Florida, Ser. C, GO, 5.60%, 01/01/01          1,606
       1,150    Collier County, Florida, Health Facilities Authority, The
                 Moorings Inc. Project, Rev., FRDO, 4.30%, 09/06/00           1,150
       2,720    Dade County, Florida, Housing Finance Authority,
                 Multi-Family Housing, Kendall Ct. Apartments, Rev.,
                 FRDO, 4.30%, 09/07/00                                        2,720
       2,020    Dade County, Florida, Housing Finance Authority,
                 Multi-Family Housing, Star Creek Apartments, Rev.,
                 FRDO, 4.30%, 09/07/00                                        2,020

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
------------------------------------------------------------------------------------
Money Market Instruments -- Continued
------------------------------------------------------------------------------------
               Florida -- Continued
 $   2,155     Dade County, Florida, Housing Finance Authority, Single
                Family Mortgage, FLOATS, Ser. PT-344, Rev., FRDO, #,
                4.38%, 09/07/00                                               $2,158
     5,000     Florida Finance Commission, 4.30%, 01/24/01                     5,000
     7,185     Florida Housing Finance Corp., Multi-Family Housing,
                Beneva Project, Ser. C, Rev., FRDO, 4.20%, 09/07/00            7,185
     5,000     Florida Housing Finance Corp., Multi-Family Housing,
                Kings Project, Ser. D, Rev., FRDO, 4.25%, 09/07/00             5,000
     3,960     Florida State, Board of Education, Capital Outlay,
                FLOATS, Ser. PA-696, GO, FRDO, 4.38%, 09/07/00                 3,960
     5,330     Gulf Breeze, Florida, Local Government Loan Program,
                Ser. B, Rev., FRDO, 4.25%, 09/07/00                            5,330
    12,450     Gulf Breeze, Florida, Local Government Loan Program,
                Ser. C, Rev., FRDO, 4.25%, 09/07/00                           12,450
       100     Jacksonville, Florida, Capital Project, Ser. 1, Rev.,
                FRDO, 4.25%, 09/06/00                                            100
     8,000     Jacksonville, Florida, Educational Facilities, Jacksonville
                University Project, Rev., FRDO, 4.25%, 09/07/00                8,000
     1,000     Jacksonville, Florida, Health Facilities Authority, River
                Garden Project, Rev., FRDO, 4.25%, 09/07/00                    1,000
     6,000     Orange County, Florida, Health Facilities Authority,
                Florida Hospital Association of Health, Ser. A, Rev.,
                FRDO, 4.35%, 09/06/00                                          6,000
     4,700     Orange County, Florida, Health Facilities Authority,
                Presbyterian Retirement Project, Rev., FRDO,
               4.30%, 09/07/00                                                 4,700
     2,000     Orlando, Florida, Utilities Commission, Water & Sewer
                System, Rev., 4.25%, 10/02/00                                  2,000
    14,100     Tampa, Florida, Sports Authority, Municipal
                Securities Trust Receipts, Ser. SGA-61, Rev.,
                FRDO, 4.35%, 09/01/00                                         14,103
     4,500     The University of North Florida Foundation Inc., Parking
                System, Rev., FRDO, 4.30%, 09/07/00                            4,500
                                                                              ------
                                                                              89,382
               Georgia -- 3.1%
     6,600     Atlanta, Georgia, Urban Residential Finance Authority,
                Multi-Family Housing, The Park at Lakewood, Rev.,
                FRDO, 4.40%, 09/07/00                                          6,600
    10,580     Atlanta, Georgia, Water & Wastewater, Municipal
                Securities Trust Receipts, Ser. SGA-86, Rev.,
                FRDO, 4.30%, 09/06/00                                         10,580
     1,000     Bibb County, Georgia, Class A Certificates, Ser. C,
                FRDO, 4.40%, 09/07/00                                          1,000
     6,900     Crisp County, Georgia, Solid Waste Management
                Authority, Rev., FRDO, 4.38%, 09/07/00                         6,900
    15,100     Eagle Tax Exempt Trust, Weekly Option Mode, Ser. 97C-
                1002, FRDO, #, 4.33%, 09/07/00                                15,100
     1,000     Fulton County, Georgia, Development Authority,
                Arthritis Foundation Inc. Project, Rev., FRDO,
                4.30%, 09/06/00                                                1,000
     3,000     Georgia Local Government, FLOATS, Ser. PT-1060, COP,
                FRDO, 4.33%, 09/07/00                                          3,000
     3,849     Georgia Municipal Association Pooled Bond, COP,
                FRDO, 4.25%, 09/07/00                                          3,849

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
------------------------------------------------------------------------------------
Money Market Instruments -- Continued
------------------------------------------------------------------------------------
               Georgia -- Continued
 $   1,860     Georgia State, Residential Finance Authority,
                Home Ownership Mortgage, Ser. A, Rev.,
                FRDO, 4.15%, 12/01/00                                        $  1,900
     2,000     Municipal Electric Authority of Georgia, Rev.,
                4.40%, 09/07/00                                                 2,000
                                                                              -------
                                                                               51,929
               Hawaii -- 0.1%
     1,670     Hawaii State, Housing Finance & Development Corp.,
                Single Family Mortgage, FLOATS, Ser. PA-73A, Rev.,
                FRDO, 4.40%, 09/07/00                                           1,675

               Illinois -- 6.9%
    18,400     Chicago, Illinois, Airport, Special Facilities, O'Hare, Rev.,
                FRDO, 4.35%, 09/06/00                                          18,400
     3,000     Chicago, Illinois, Wastewater Transmission, Rev., -,
                6.75%, 11/15/00                                                 3,075
    20,800     Chicago, Illinois, Water, Municipal Securities Trust
                Receipts, Ser. SGA-93, Rev., FRDO, 4.35%, 09/01/00             20,800
     6,660     Elmhurst, Illinois, Joint Commission Accredation, Rev.,
                FRDO, 4.25%, 09/07/00                                           6,660
     3,205     Illinois Development Finance Authority, IDR, CFC
                International Inc. Project, Rev., FRDO, 4.30%, 09/07/00         3,205
     2,000     Illinois Development Finance Authority, IDR, Valspar
                Corp. Project, Special Tax, FRDO, 4.40%, 09/07/00               2,000
     4,100     Illinois Development Finance Authority, Local
                Government Financing Program, Ser. A, Rev.,
                FRDO, 4.35%, 09/06/00                                           4,100
     1,820     Illinois Development Finance Authority, Toughy LTD
                Partnership Project, Rev., FRDO, 4.30%, 09/06/00                1,820
    18,540     Illinois Health Facilities Authority, Rev., 4.20%, 10/18/00     18,540
     3,000     Illinois Health Facilities Authority, Rev., 4.30%, 10/05/00      3,000
     3,600     Illinois Housing Development Authority, Multi-Family
                Housing, Camelot, Rev., FRDO, 4.45%, 09/06/00                   3,600
    16,685     Illinois Housing Development Authority, Multi-Family
                Housing, Lakeshore Plaza, Ser. A, Rev., FRDO,
                4.20%, 09/06/00                                                16,685
     2,660     Libertyville, Illinois, Industrial Revenue, Libertyville
                Manor Project, Rev., FRDO, 4.25%, 09/07/00                      2,660
    10,000     University of Illinois, Health Services Facilities System,
                Ser. B, Rev., FRDO, 4.20%, 09/06/00                            10,000
                                                                              -------
                                                                              114,545
               Indiana -- 2.1%
     5,000     DeKalb County, Indiana, Economic Development, New
                Process Steel Project, Rev., FRDO, 4.45%, 09/07/00              5,000
     5,990     Indiana Bond Bank, FLOATS, Ser. PA-688, Rev.,
                FRDO, 4.33%, 09/07/00                                           5,990
     3,000     Indiana State, Development Finance Authority,
                Environmental Improvement, USX Corp. Project, Rev.,
                FRDO, 3.00%, 03/01/01                                           3,000
     9,000     Indiana State, Development Finance Authority, PCR,
                Southern Indiana Gas & Electric, Ser. A, Rev.,
                FRDO, 3.00%, 03/01/01                                           9,000
     6,665     Indiana State, Office Building Commission Capital
                Complex, FLOATS, Ser. PT-381, Rev., FRDO,
                4.33%, 09/07/00                                                 6,665

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
------------------------------------------------------------------------------------
Money Market Instruments -- Continued
------------------------------------------------------------------------------------
               Indiana -- Continued
 $   1,270     Lafayette, Indiana, Economic Development, Health
                Quest Realty Project, Rev., FRDO, 4.30%, 09/07/00             $ 1,270
       600     Muncie, Indiana, Economic Development, Health Quest
                Realty Project, Rev., FRDO, 4.30%, 09/07/00                       600
     3,305     Municipal Securities Trust Certificates, Ser. 1997-19A,
                Class A, Rev., FRDO, #, -, 4.30%, 09/06/00                      3,305
                                                                              -------
                                                                               34,830
               Iowa -- 0.9%
    15,000     Iowa School Corporations, Iowa School Cash
                Anticipation Program, Ser. A, Warrant Certificates,
                Rev., 5.50%, 06/22/01                                          15,117

               Kansas -- 1.0%
     2,000     Eagle Tax-Exempt Trust, Weekly Option Mode,
                Ser. 2000-1601, FRDO, #, 4.33%, 09/07/00                        2,000
     8,720     Kansas State, Development Finance Authority, FLOATS,
                Ser. PA-715, Rev., FRDO, 4.33%, 09/07/00                        8,720
     2,150     Spring Hill, Kansas, Industrial Revenue, Abrasive
                Engineering Project, Rev., FRDO, 4.43%, 09/07/00                2,150
     1,650     Wichita, Kansas, Airport Facilities, Cessna Citation
                Center Project, Ser. III, Rev., FRDO, 4.40%, 09/06/00           1,650
     1,800     Wichita, Kansas, Hospital, Facilities Improvement,
                Riverside, Ser. IV, Rev., FRDO, 4.30%, 09/07/00                 1,800
                                                                              -------
                                                                               16,320
               Kentucky -- 2.2%
     3,000     Jeffersontown, Kentucky, Lease Program,
                Kentucky League of Cities Funding Trust, Rev.,
                FRDO, 4.25%, 09/06/00                                           3,000
    26,575     Kentucky Area Development Districts, Financing
                Trust Lease Program, Ewing, Kentucky, Rev.,
                FRDO, 4.35%, 09/07/00                                          26,574
     2,000     Kentucky Asset Liability Commission, General Fund,
                Ser. A, Rev., TRAN, 5.25%, 06/27/01                             2,011
     2,530     Kentucky Housing Corp., Ser. D, Rev., 4.40%, 01/01/01            2,530
     1,000     Kentucky State, Property & Buildings Commission,
                Project No. 55, Rev., 4.30%, 09/01/00                           1,000
     1,085     Kentucky State, Property & Buildings Commission,
                Project No. 66, Ser. A, Rev., 5.00%, 05/01/02                   1,089
                                                                              -------
                                                                               36,204
               Louisiana -- 1.3%
     2,950     Caddo Parish, Louisiana, Industrial Development
                Board Inc., Frymaster Corp. Project, Rev.,
                FRDO, 4.25%, 09/05/00                                           2,950
     2,685     Iberia Parish, Louisiana, Industrial Development
                Board Inc., Cuming Insulation Corp. Project, Rev.,
                FRDO, 4.37%, 09/07/00                                           2,685
     2,000     Louisiana Housing Finance Agency, Ser. A-52, Rev.,
                FRDO, 4.50%, 09/06/00                                           2,000
     5,575     Louisiana Public Facilities Authority, Tiger Athletic
                Foundation Project, Rev., FRDO, 4.28%, 09/07/00                 5,575
     1,535     New Orleans, Louisiana, Aviation Board, Ser. A, Rev.,
                FRDO, 4.30%, 09/06/00                                           1,535

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
------------------------------------------------------------------------------------
Money Market Instruments -- Continued
------------------------------------------------------------------------------------
               Louisiana -- Continued
 $   3,000     Plaquemines, Louisiana, Port Harbor & Terminal District,
                Rev., 4.30%, 12/08/00                                         $ 3,000
     4,000     Plaquemines, Louisiana, Port Harbor & Terminal District,
                Port Facilities, International Marine Terminal Project,
                Ser. B, Rev., FRDO, 4.20%, 03/15/01                             4,005
                                                                              -------
                                                                               21,750
               Maine -- 0.3%
     1,000     Maine Educational Loan Marketing Corp., Student Loan,
                Ser. A-4, Rev., 5.60%, 11/01/00                                 1,002
     3,310     Maine State, Turnpike Authority, FLOATS, Ser. PA-699,
                Rev., FRDO, 4.33%, 09/07/00                                     3,311
                                                                              -------
                                                                                4,313
               Maryland -- 1.6%
     3,000     Anne Arundel County, Maryland, GO, 4.25%, 12/14/00               3,000
     8,605     Howard County, Maryland, Multi-Family Housing,
                Sherwood Crossing LTD, Rev., FRDO, 4.85%, 12/01/00              8,605
     5,000     Maryland State, Stadium Authority, Sports Facilities
                Lease, Rev., FRDO, 4.30%, 09/06/00                              5,000
    10,000     Municipal Securities Trust Certificates, Ser. 1999-76,
                Class A, Rev., FRDO, #, 4.55%, 12/01/00                        10,000
                                                                              -------
                                                                               26,605
               Massachusetts -- 0.5%
     5,300     Massachusetts State, Health & Educational Facilities
                Authority, Municipal Securities Trust Receipts,
                Ser. SGA-97, Rev., FRDO, 4.35%, 09/01/00                        5,300
     3,000     Massachusetts State, Ser. A, GO, BAN, +, 5.00%, 09/06/01         3,020
                                                                              -------
                                                                                8,320
               Michigan -- 2.8%
     1,100     Cornell Township, Michigan, Economic Development
                Corp., Environmental Improvement, Dates-Mead-
                Escanaba Paper Co., Rev., FRDO, 4.25%, 09/01/00                 1,100
     6,100     Holt, Michigan, Public Schools, Ser. B, GO, FRDO, +,
                4.30%, 03/01/01                                                 6,100
     1,500     Michigan Municipal Bond Authority, Ser. C-2, Rev.,
                5.00%, 08/23/01                                                 1,510
    22,000     Michigan State, Building Authority, Rev.,
                4.20%, 09/21/00                                                22,000
     1,200     Michigan State, Hospital Finance Authority, Mt. Clemens
                Hospital, Rev., FRDO, 4.20%, 09/06/00                           1,200
     6,000     Michigan State, Housing Development Authority,
                Ser. 1999-B2, Rev., 4.45%, 09/06/00                             6,000
     7,495     Michigan State, Strategic Fund LTD, FLOATS, Ser. PT-237,
                Rev., FRDO, 4.33%, 09/07/00                                     7,495
     1,175     Michigan State, Strategic Fund LTD, Wayne Disposal,
                Oakland Project, Rev., FRDO, 4.35%, 09/06/00                    1,175
                                                                              -------
                                                                               46,580
               Minnesota -- 0.3%
     3,300     Minnesota State, GO, FRDO, 4.33%, 09/07/00                       3,300
     1,255     Minnesota State, Housing Finance Agency, Single Family
                Mortgage, Ser. E, Rev., FRDO, 4.35%, 05/01/01                   1,255
                                                                              -------
                                                                                4,555

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
------------------------------------------------------------------------------------
Money Market Instruments -- Continued
------------------------------------------------------------------------------------
               Mississippi -- 0.5%
 $   3,030     Mississippi Business Finance Corp., IDR, Choctaw Maid
                Farms, Inc. Project, Rev., FRDO, 4.35%, 09/06/00              $ 3,030
     4,840     Mississippi Home Corp., Single Family Housing, Class A
                Certificates, Ser. I, Rev., FRDO, 4.40%, 09/07/00               4,840
                                                                              -------
                                                                                7,870
               Missouri -- 2.0%
     7,335     Independence, Missouri, IDA, Multi-Family Housing,
                FLOATS, Ser. PT-314, Rev., FRDO, 4.40%, 09/07/00                7,335
     3,400     Kansas City, Missouri, IDR, Livers Bronze Co. Project,
                Rev., FRDO, 4.45%, 09/07/00                                     3,400
       880     Macon, Missouri, IDA, Health Care Realty Macon, Rev.,
                FRDO, 4.40%, 09/01/00                                             880
     1,600     Missouri Higher Education Loan Authority, Student
                Loan, Ser. B, Rev., FRDO, 4.40%, 09/06/00                       1,600
       700     Missouri State, Health & Educational Facilities Authority,
                Medical Research Facilities, Stowers Institute, Rev.,
                FRDO, 4.20%, 09/07/00                                             700
     3,500     Missouri State, Health & Educational Facilities Authority,
                School District, Advance Funding Program, Saint
                Charles R-6 School, Ser. J, GO, 4.25%, 09/19/00                 3,501
     1,900     Missouri State, Health & Educational Facilities Authority,
                School District, Advance Funding Program, Webster
                Groves School, Ser. K, GO, 4.25%, 09/19/00                      1,900
     8,915     Missouri State, Housing Development Commission,
                FLOATS, Ser. PT-223, Rev., FRDO, 4.50%, 09/01/00                8,915
     4,000     Missouri State, Housing Development Commission,
                Ser. A-64, Rev., FRDO, 4.50%, 09/06/00                          4,003
       865     Osage Beach, Missouri, IDA, Health Care Realty Osage,
                Rev., FRDO, 4.40%, 09/01/00                                       865
                                                                              -------
                                                                               33,099
               Montana -- 0.2%
     3,785     Montana State, Board of Housing, FLOATS, Ser. PT-356,
                Rev., FRDO, 4.38%, 09/07/00                                     3,785

               Multiple States -- 0.5%
     7,795     Koch Fixed Rate Trust, Variable States, FLOATS,
                Ser. PL-6A, Rev., FRDO, 4.39%, 09/01/00                         7,795

               Nebraska -- 0.1%
     1,800     Sidney, Nebraska, IDR, Pennington Seed Inc. Project,
                Rev., FRDO, 4.35%, 09/06/00                                     1,800

               Nevada -- 2.9%
     1,600     Clark County, Nevada, Airport, Ser. B-2, Rev.,
                FRDO, 4.25%, 09/06/00                                           1,600
     1,745     Clark County, Nevada, School District, Building &
                Renovation, Ser. B, GO, 7.50%, 06/15/01                         1,786
    19,800     Eagle Tax Exempt Trust, Weekly Option Mode, Clark
                County, Ser. 98-2801, FRDO, #, 4.33%, 09/07/00                 19,800
     6,250     Nevada Housing Division, Multi-Unit Housing, Joshua
                Villas, Ser. E, Rev., FRDO, 4.40%, 09/07/00                     6,250
     4,435     Nevada Housing Division, Multi-Unit Housing, Judith
                Villas, Ser. C, Rev., FRDO, 4.40%, 09/07/00                     4,435

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
------------------------------------------------------------------------------------
Money Market Instruments -- Continued
------------------------------------------------------------------------------------
               Nevada -- Continued
 $   6,750     Nevada Housing Division, Multi-Unit Housing, Ser. A,
                Rev., FRDO, 4.40%, 09/07/00                                   $ 6,750
     3,195     Nevada Housing Division, Multi-Unit Housing, Ser. M,
                Rev., FRDO, 4.40%, 09/07/00                                     3,195
     4,400     Nevada State, Municipal Securities Trust Receipts,
                Ser. SGB-31, GO, FRDO, 4.33%, 09/07/00                          4,400
                                                                              -------
                                                                               48,216
               New Hampshire -- 0.3%
     1,540     New Hampshire State, Business Finance Authority,
                Industrial Facilities, Nickerson Assembly Co., Rev.,
                FRDO, 4.50%, 09/06/00                                           1,540
     3,870     New Hampshire State, Housing Finance Authority,
                Single Family Housing, FLOATS, Ser. PT-115, Rev.,
                FRDO, 4.40%, 09/07/00                                           3,870
                                                                              -------
                                                                                5,410
               New Jersey -- 0.2%
     2,700     New Jersey Economic Development Authority, Danic
                Urban Renewal, Rev., FRDO, 3.70%, 09/07/00                      2,700

               New Mexico -- 0.5%
     3,000     New Mexico State, Hospital Equipment Loan Council,
                Pooled Loan Program, Ser. A, Rev., FRDO,
                4.35%, 09/06/00                                                 3,000
     5,000     New Mexico State, Rev., TRAN, 5.00%, 06/29/01                    5,028
                                                                              -------
                                                                                8,028
               New York -- 4.9%
     1,235     Eagle Tax-Exempt Trust, Weekly Option Mode,
                Ser. 96C-4901, Class A, FRDO, #, 3.30%, 09/07/00                1,235
     1,305     Fort Plain, New York, Central School District, GO,
                4.75%, 06/15/01                                                 1,308
    15,560     IBM Tax Exempt Grantor Trust, IBM Project, FLOATS,
                Weekly Receipt, FRDO, 4.48%, 09/07/00                          15,560
     3,000     Jamestown, New York, City School District, GO,
                4.90%, 06/15/01                                                 3,009
     1,520     Monroe County, New York, Airport Authority, FLOATS,
                Ser. PA-585, Rev., FRDO, 4.29%, 09/07/00                        1,520
     6,000     Municipal Securities Trust Certificates, Ser. 2000-92,
                Class A, GO, FRDO, #, 4.35%, 09/01/00                           6,000
     7,700     Municipal Securities Trust Certificates, Ser. 2000-93,
                Class A, Rev., FRDO, #, 4.35%, 09/01/00                         7,701
    16,300     Nassau County, New York, Ser. B, Tax Exempt
                Anticipation Note, GO, RAN, 6.00%, 03/20/01                    16,432
     8,900     New York City, New York, Trust Cultural Resources,
                American Museum of National History, Ser. B, Rev.,
                FRDO, 4.58%, 07/01/01                                           8,900
     3,000     New York State, Environmental Quality, Ser. G, GO,
                FRDO, 3.90%, 09/06/00                                           3,000
     1,540     New York State, Job Development Authority, Ser. B-1
                through B-21, Rev., FRDO, 4.40%, 09/01/00                       1,540
     1,020     Rome, New York, City School District, GO,
                5.38%, 06/15/01                                                 1,027
    10,000     Suffolk County, New York, Floating Rate Trust Receipts,
                Ser. A-38, Regulation D, GO, FRDO, 4.50%, 09/06/00             10,000

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
------------------------------------------------------------------------------------
Money Market Instruments -- Continued
------------------------------------------------------------------------------------
               New York -- Continued
 $   4,200     Triborough Bridge & Tunnel Authority, New York,
                FLOATS, Ser. SG-41, Rev., FRDO, 4.24%, 09/07/00               $ 4,200
                                                                              -------
                                                                               81,432
               North Carolina  --  0.6%
     2,000     Gaston County, North Carolina, Industrial Facilities &
                PCFA, Industrial Development, Quality Metal Project,
                Rev., FRDO, 4.40%, 09/07/00                                     2,000
       900     Guilford County, North Carolina, Industrial Facilities
                & PCFA, Neal Manufacturing, Rev., FRDO,
                4.40%, 09/07/00                                                   900
     5,000     Mecklenburg County, North Carolina, Public
                Improvement, Ser. C, GO, FRDO, 4.30%, 09/06/00                  5,000
     2,400     North Carolina, Medical Care Commission, Health
                Care Facilities, The Givens Estates Inc. Project, Rev.,
                FRDO, 4.35%, 09/01/00                                           2,400
                                                                              -------
                                                                               10,300
               North Dakota -- 1.0%
    16,000     North Dakota State, Housing Finance Agency, Housing
                Finance Program, Home Mortgage, Ser. D, Rev., @,
                4.45%, 08/27/01                                                16,000

               Ohio -- 1.0%
     5,000     Columbus, Ohio, Ser. 1, GO, FRDO, 4.10%, 09/07/00                5,000
     1,000     Ohio Housing Finance Agency, Residential Mortgage,
                Ser. A-2, Rev., 4.25%, 09/01/00                                 1,000
     4,900     Ohio Housing Finance Agency, Residential Mortgage,
                Ser. C, Rev., +, 4.35%, 09/01/01                                4,900
     3,595     Ohio Housing Finance Agency, Single Family Mortgage,
                FLOATS, Ser. PT-71, Rev., FRDO, 4.40%, 09/07/00                 3,667
     1,000     Ohio State, Public Facilities Commission, Higher
                Education Capital Facilities, Ser. II-B, Rev.,
                4.50%, 11/01/00                                                 1,000
     1,330     Ohio State, Water Development Authority, Pollution
                Control Facilities, Water Control Loan Fund,
                State Match, Rev., 5.50%, 06/01/01                              1,340
                                                                              -------
                                                                               16,907
               Oklahoma -- 0.6%
     3,000     Oklahoma Development Finance Authority,
                Oklahoma Hospital Association, Ser. A, Rev., FRDO,
                4.35%, 09/06/00                                                 3,000
     7,000     Oklahoma State, Water Resource Board, State Loan
                Program, Rev., FRDO, 4.05%, 03/01/01                            7,000
                                                                              -------
                                                                               10,000
               Oregon -- 0.6%
     5,240     Oregon State, Housing & Community Services
                Department, Single Family Mortgage Program, Ser. C,
               Rev., 4.25%, 03/29/01                                            5,240
     1,900     Oregon State, Ser. 73-E, GO, FRDO, 4.15%, 09/06/00               1,900
     3,470     Port Portland, Oregon, Airport, Ser. 7-A, Rev., -,
                6.75%, 07/01/01                                                 3,563
                                                                              -------
                                                                               10,703

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
-------------------------------------------------------------------------------------
Money Market Instruments -- Continued
-------------------------------------------------------------------------------------
               Pennsylvania -- 1.5%
 $   3,900     Butler County, Pennsylvania, Hospital Authority,
                North Hills Passavant Hospital, Ser. A, Rev., -,
                7.00%, 06/01/01                                               $ 4,040
       100     Delaware Valley, Pennsylvania, Regional Finance
                Authority, Local Government, Rev., FRDO,
                4.30%, 09/06/00                                                   100
       500     Geisinger Authority, Pennsylvania, Health System,
                Penn State Geisinger Health, Ser. B, Rev., FRDO,
                4.30%, 09/01/00                                                   500
     2,000     Harrisburg, Pennsylvania, Water Authority, Municipal
                Securities Trust Receipts, Ser. SGA-80, Rev., FRDO,
                4.30%, 09/06/00                                                 2,000
     5,000     Pennsylvania State, Higher Education Assistance Agency,
                Student Loan, Ser. A, Rev., FRDO, 4.35%, 09/06/00               5,000
     4,230     Philadelphia, Pennsylvania, IDA, Airport, FLOATS,
                Ser. PT-417, Rev., FRDO, 4.55%, 06/14/01                        4,230
     4,425     Philadelphia, Pennsylvania, Redevelopment Authority,
                Multi-Family Housing, Courts Project, Ser. A, Rev.,
                FRDO, 4.30%, 09/07/00                                           4,425
     5,000     Philadelphia, Pennsylvania, Ser. A, Rev., TRAN, @,
                5.00%, 06/29/01                                                 5,025
                                                                              -------
                                                                               25,320
               Rhode Island -- 0.3%
     4,995     Rhode Island Refunding Bond Authority, State Public
                Projects, FLOATS, Ser. PT-419, Rev., 4.50%, 06/14/01            4,995

               South Carolina -- 1.8%
     4,000     Kershaw County, South Carolina, IDR, New South Inc.
                Project, Rev., FRDO, 4.30%, 09/07/00                            4,000
     2,000     South Carolina State, Public Service Authority, Municipal
                Trust Receipts, Ser. SG-32, Rev., FRDO, 4.33%, 09/07/00         2,003
     4,500     South Carolina State, Public Service Authority, Ser. A,
                Rev., 4.50%, 01/01/01                                           4,504
    18,800     South Carolina Transportation Infrastructure Bank,
                Floating Rate Trust Receipts, Ser. L-10, Regulation D,
                Rev., FRDO, 4.45%, 09/06/00                                    18,802
                                                                              -------
                                                                               29,309
               South Dakota -- 0.9%
    14,595     South Dakota Housing Development Authority, FLOATS,
                Ser. PT-73, Rev., FRDO, 4.33%, 09/07/00                        14,595

               Tennessee -- 8.5%
    16,125     Clarksville, Tennessee, Public Building Authority, Pooled
                Financing, Tennessee Municipal Bond Fund, Rev.,
                FRDO, 4.25%, 09/07/00                                          16,125
     5,995     Metropolitan Government Nashville & Davidson
                Counties, Tennessee, FLOATS, Ser. PT-394, Rev., FRDO,
                4.45%, 09/07/00                                                 5,995
     2,500     Metropolitan Government of Nashville & Davidson
                Counties, Tennessee, Health & Education Facilities
                Board, Vanderbilt University, Ser. 85-A, Rev., FRDO,
                4.15%, 01/15/01                                                 2,500

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
-------------------------------------------------------------------------------------
Money Market Instruments -- Continued
-------------------------------------------------------------------------------------
               Tennessee -- Continued
 $   7,500     Metropolitan Government of Nashville & Davidson
                Counties, Tennessee, Industrial Development
                Board, Country Music Hall of Fame, Rev.,
                FRDO, 4.20%, 09/07/00                                         $ 7,500
     1,500     Sevier County, Tennessee, Public Building Authority,
                Local Government Public Improvement, Ser. II-A-1,
                Rev., FRDO, 4.30%, 09/07/00                                     1,500
     2,500     Sevier County, Tennessee, Public Building Authority,
                Local Government Public Improvement, Ser. II-A-2,
                Rev., FRDO, 4.30%, 09/07/00                                     2,500
     4,000     Sevier County, Tennessee, Public Building Authority,
                Local Government Public Improvement, Ser. II-D-2,
                Rev., FRDO, 4.30%, 09/07/00                                     4,000
     9,400     Sevier County, Tennessee, Public Building Authority,
                Local Government Public Improvement, Ser. II-D-2,
                Rev., FRDO, 4.30%, 09/07/00                                     9,400
     1,160     Sevier County, Tennessee, Public Building Authority,
                Local Government Public Improvement, Ser. II-D-3,
                Rev., FRDO, 4.30%, 09/07/00                                     1,160
     6,800     Sevier County, Tennessee, Public Building Authority,
                Local Government Public Improvement, Ser. III-C-5,
                Rev., FRDO, 4.30%, 09/07/00                                     6,800
     1,600     Sevier County, Tennessee, Public Building Authority,
                Local Government Public Improvement, Ser. III-D-3,
                Rev., FRDO, 4.30%, 09/07/00                                     1,600
     5,000     Sevier County, Tennessee, Public Building Authority,
                Local Government Public Improvement, Ser. III-E-2,
                Rev., FRDO, 4.30%, 09/07/00                                     5,000
     2,500     Sevier County, Tennessee, Public Building Authority,
                Local Government Public Improvement, Ser. III-E-3,
                Rev., FRDO, 4.30%, 09/07/00                                     2,500
     5,500     Sevier County, Tennessee, Public Building Authority,
                Local Government Public Improvement, Ser. III-G-2,
                Rev., FRDO, 4.30%, 09/07/00                                     5,500
     7,600     Sevier County, Tennessee, Public Building Authority,
                Local Government Public Improvement, Ser. IV-1, Rev.,
                FRDO, 4.35%, 09/01/00                                           7,600
     5,000     Sevier County, Tennessee, Public Building Authority,
                Local Government Public Improvement, Ser. IV-3, Rev.,
                FRDO, 4.35%, 09/01/00                                           5,000
     7,000     Sevier County, Tennessee, Public Building Authority,
                Local Government Public Improvement, Ser. IV-A-3,
                Rev., FRDO, 4.35%, 09/01/00                                     7,000
     4,700     Sevier County, Tennessee, Public Building Authority,
                Local Government Public Improvement, Ser. IV-B-12,
                Rev., FRDO, 4.35%, 09/01/00                                     4,700
     5,200     Sevier County, Tennessee, Public Building Authority,
                Local Government Public Improvement, Ser. IV-B-5,
                Rev., FRDO, 4.35%, 09/01/00                                     5,200
     4,500     Sevier County, Tennessee, Public Building Authority,
                Local Government Public Improvement, Ser. IV-B-9,
                Rev., FRDO, 4.35%, 09/01/00                                     4,500

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
--------------------------------------------------------------------------------------
Money Market Instruments -- Continued
--------------------------------------------------------------------------------------
               Tennessee -- Continued
 $   5,000     Sevier County, Tennessee, Public Building Authority,
                Local Government Public Improvement, Ser. IV-D-1,
                Rev., FRDO, 4.35%, 09/01/00                                   $  5,000
     6,200     Shelby County, Tennessee, Health, Educational &
                Housing Facilities Board, Baptist Health, Rev.,
                FRDO, 4.45%, 01/18/01                                            6,200
     5,465     Shelby County, Tennessee, Health, Educational &
                Housing Facilities Board, Educational Facilities, Rhodes
                College, Rev., FRDO, 4.25%, 09/07/00                             5,465
       300     Shelby County, Tennessee, Ser. A, GO, FRDO,
                4.20%, 09/06/00                                                    300
       700     South Pittsburgh, Tennessee, Industrial Development
                Board, Lodge Manufacturing Co. Project, Rev.,
                FRDO, 4.35%, 09/06/00                                              700
     3,635     Tennessee Housing Development Agency, FLOATS,
                Ser. PA-726R, Rev., FRDO, 4.38%, 09/07/00                        3,635
    13,530     Tennessee, Housing Development Agency, FLOATS,
                Ser. PT-279, Rev., FRDO, 4.30%, 01/01/01                        13,530
                                                                              --------
                                                                               140,910
               Texas -- 18.4%
     1,500     Addison, Texas, GO, 6.25%, 09/01/00                              1,500
     2,000     Austin, Texas, Independent School District, GO,
                5.20%, 08/01/01                                                  2,014
     1,135     Austin, Texas, Public Improvement, GO, 7.00%, 09/01/00            1,135
     1,000     Brazos River Authority, Texas, PCR, TXU Electric Co.,
                Ser. C, Rev., FRDO, 4.40%, 09/06/00                              1,000
       800     Brazos River Authority, Texas, PCR, Utilities Electric Co.,
                Ser. B, Rev., FRDO, 4.40%, 09/01/00                                800
     9,200     Carroll, Texas, Independent School District, GO,
                FRDO, 4.20%, 09/07/00                                            9,200
     6,200     City of El Paso, Texas, GO, 4.15%, 09/05/00                       6,200
     2,000     City of El Paso, Texas, GO, 4.40%, 09/07/00                       2,000
     8,200     Dallas County, Texas, Ser. C, GO, FRDO, 4.65%, 06/15/01           8,200
     1,800     Dallas, Texas, Area Rapid Transit, North Central Light
                Rail, Rev., FRDO, 4.20%, 09/06/00                                1,800
     5,000     Dallas-Fort Worth, Texas, International Airport Facilities
                Improvement Corp., Flight Safety Project, Rev.,
                FRDO, 4.40%, 09/07/00                                            5,000
     1,855     Dallas-Fort Worth, Texas, Regional Airport, Municipal
                Securities Trust Receipts, Ser. SGA-49, Rev.,
                FRDO, 4.35%, 09/01/00                                            1,855
     5,000     Dallas-Fort Worth, Texas, Regional Airport,
                Ser. A-CR-103, Rev., FRDO, 4.35%, 02/01/01                       5,000
     5,000     Dallas-Fort Worth, Texas, Regional Airport,
                Ser. A-CR-104, Rev., FRDO, 4.35%, 02/01/01                       5,000
     4,500     Dallas-Fort Worth, Texas, Regional Airport,
                Ser. A-CR-107, Rev., FRDO, 4.35%, 02/01/01                       4,500
    16,100     Denton, Texas, Independent School District, GO,
                FRDO, 4.33%, 02/01/01                                           16,100
     1,270     Denton, Texas, Utility Systems, Ser. A, Rev.,
                4.88%, 12/01/00                                                  1,272
     3,910     Eagle Tax Exempt Trust, Weekly Option Mode,
                Ser. 99-4302, #, FRDO, 4.33%, 09/07/00                           3,910

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
------------------------------------------------------------------------------------
Money Market Instruments -- Continued
------------------------------------------------------------------------------------
               Texas -- Continued
 $   8,400     Greater East Texas, Higher Education, Ser. B, Rev.,
                FRDO, 3.85%, 09/07/00                                         $ 8,400
    10,000     Greater Texas, Student Loan Corp., Student Loan, Ser. A,
                Rev., 4.22%, 02/01/01                                          10,000
     3,000     Guadalupe Blanco River Authority, Texas, Industrial
                Development Corp., IDR, The BOC Group Inc. Project,
                Rev., FRDO, 4.30%, 09/07/00                                     3,000
     5,000     Harlandale, Texas, Independent School District,
                Municipal Securities Trust Receipts, Ser. SGA-100, GO,
                FRDO, 4.40%, 09/06/00                                           5,000
     1,520     Harris County, Texas, GO, @, 4.25%, 10/04/00                     1,520
     5,100     Harris County, Texas, GO, 4.25%, 10/05/00                        5,100
     7,900     Hays, Texas, Memorial Health Facilities Development
                Corp., Central Texas Medical Center Project, Ser. A,
                Rev., 4.30%, 09/07/00                                           7,900
    10,000     Houston, Texas, Airport System, Rev., 4.30%, 10/11/00           10,000
     1,400     Houston, Texas, Ser. A, GO, 4.35%, 01/11/01                      1,400
     3,000     Houston, Texas, Ser. B, GO, 4.30%, 11/28/00                      3,000
     5,000     Houston, Texas, Ser. C, GO, 4.30%, 11/28/00                      5,000
    10,000     Houston, Texas, Water & Sewer System, Rev.,
                4.30%, 11/09/00                                                10,000
     2,930     Humble, Texas, Independent School District, GO,
                6.50%, 02/15/01                                                 2,960
     3,900     Katy, Texas, Independent School District, Ser, A, GO,
                FRDO, 4.20%, 09/07/00                                           3,900
     4,200     Longview, Texas, Industrial Corp., Collins Industries Inc.
                Project, Rev., FRDO, 4.45%, 09/07/00                            4,200
     5,000     Mesquite, Texas, Independent School District, GO,
                FRDO, 4.45%, 02/01/01                                           5,002
     1,355     Midland, Texas, Independent School District, GO,
                FRDO, 4.20%, 09/07/00                                           1,355
    30,000     North Central Texas, Health Facilities Development
                Corp., Rev., 4.35%, 12/12/00                                   29,999
     4,700     Richardson, Texas, Independent School District, Ser. A,
                GO, FRDO, 4.20%, 09/07/00                                       4,700
     7,190     San Angelo, Texas, Independent School District, GO,
                FRDO, 4.25%, 09/07/00                                           7,190
    19,920     San Antonio, Texas, Electric & Gas, Municipal
                Securities Trust Receipts, Ser. SGA-48, Rev.,
                FRDO, 4.30%, 09/06/00                                          19,920
     5,000     San Antonio, Texas, Water Revenue, Municipal
                Securities Trust Receipts, Ser. SGA-42, Rev.,
                FRDO, 4.30%, 09/06/00                                           5,000
     3,830     Tarrant County, Texas, Housing Finance Corp,
                Multi-Family Housing, Remington Project, Rev.,
                FRDO, 4.20%, 09/06/00                                           3,830
     5,565     Texas State, Department of Housing & Community
                Affairs, Residential Mortgage, FLOATS, Ser. PA-743R,
                Rev., FRDO, 4.40%, 09/07/00                                     5,565
    10,000     Texas State, Floating Rate Trust Receipts, Ser. A-18,
                Regulation D, Rev., FRDO, 4.45%, 09/01/00                      10,000
    12,000     Texas State, Floating Rate Trust Receipts, Ser. N-19,
                Regulation D, Rev., FRDO, 4.45%, 09/06/00                      12,000

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
--------------------------------------------------------------------------------------
Money Market Instruments -- Continued
--------------------------------------------------------------------------------------
               Texas -- Continued
 $   4,945     Texas State, FLOATS, Ser. PT-1991, Rev., FRDO,
                4.38%, 09/07/00                                               $  4,945
     5,000     Texas State, Rev., TRAN, 5.25%, 08/31/01                          5,047
    10,000     Texas State, Ser. 93-A, GO, 4.30%, 10/04/00                      10,000
     3,000     Texas State, Turnpike Authority, Dallas North Thruway,
                Floating Rate Receipts, Ser. SG-70, Rev., FRDO,
                4.33%, 09/07/00                                                  3,000
     4,400     Texas State, Veteran's Housing Assistance, Ser. A-1, GO,
                FRDO, 4.50%, 09/06/00                                            4,400
    13,290     University of Texas, Municipal Securities Trust Receipts,
                Ser. SGA-78, Rev., FRDO, 4.30%, 09/06/00                        13,290
     1,800     West Side Calhoun County, Texas, Naval District, Sewer
                & Solid Waste Disposal, BP Chemicals Inc. Project, Rev.,
                FRDO, 4.45%, 09/01/00                                            1,800
                                                                              --------
                                                                               304,909
               Utah -- 0.4%
     2,100     Utah State Board of Regents, Student Loan, Ser. C, Rev.,
                FRDO, 4.30%, 09/06/00                                            2,100
     5,000     Utah State, Housing Finance Agency, Single Family
                Mortgage, Ser. E-1, Rev., FRDO, 3.85%, 09/06/00                  5,000
                                                                              --------
                                                                                 7,100
               Virginia -- 1.9%
     2,000     Harrisonburg, Virginia, Redevelopment & Housing
                Authority, Multi-Family Housing, Misty Ridge Project,
                Ser. A, Rev., FRDO, 4.30%, 09/07/00                              2,000
     4,870     King George County, Virginia, IDA, Exempt Facilities,
                Birchwood Power Partners, Ser. B, Rev., FRDO,
                4.45%, 09/01/00                                                  4,870
     1,100     Lynchburg, Virginia, IDA, Hospital Facilities, First
                Mortgage, VHA Mid Atlantic/Cap, Ser. E, Rev.,
                FRDO, 4.25%, 09/06/00                                            1,100
    12,893     Norfolk, Virginia, Airport Authority, Rev.,
                4.35%, 01/16/01                                                 12,893
       800     Petersburg, Virginia, Hospital Authority, Hospital
                Facilities, Southside Regional, Rev., FRDO,
                4.35%, 09/01/00                                                    800
     7,150     Roanoke, Virginia, IDA, Hospital, Carilion Health
                Systems, Ser. B, Rev., FRDO, 4.35%, 09/01/00                     7,150
     2,385     Spotsylvania County, Virginia, IDA, Residential
                Care Facilities, Chancellor's Village Project, Rev.,
                FRDO, 4.25%, 09/07/00                                            2,385
                                                                              --------
                                                                                31,198
               Washington -- 5.5%
    12,150     Eagle Tax Exempt Trust, Weekly Option Mode, Ser. A,
                FRDO, #, 4.33%, 09/07/00                                        12,150
    15,830     King County, Washington, FLOATS, Ser. PT-385, Rev.,
                FRDO, 4.45%, 09/07/00                                           15,830
       950     King County, Washington, Housing Authority,
                Auburn Court Apartments Project, Rev.,
               FRDO, 4.40%, 09/07/00                                               950
     2,000     Port Townsend, Washington, Industrial Development,
                Port Townsend Paper Corp., Ser. A, Rev., FRDO,
                4.40%, 09/07/00                                                  2,000

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
--------------------------------------------------------------------------------------
Money Market Instruments -- Continued
--------------------------------------------------------------------------------------
               Washington -- Continued
 $   1,050     Redmond, Washington, Public Corp., Industrial
                Revenue, Integrated Circuits Project, Rev., FRDO,
                4.35%, 09/07/00                                               $ 1,050
     1,275     Seattle, Washington, Housing Authority, Low Income
                Housing Assistance, Bayview Manor Project, Ser. B,
                Rev., FRDO, 4.15%, 09/07/00                                     1,275
     8,955     Seattle, Washington, Municipal Light & Power,
                Municipal Securities Trust Receipts, Ser. SGA-96, Rev.,
                FRDO, 4.35%, 09/01/00                                           8,956
    11,450     Seattle, Washington, Municipal Light & Power, Rev.,
                4.20%, 10/19/00                                                11,450
    15,715     Seattle, Washington, Water Systems, Municipal
                Securities Trust Receipts, Ser. SGA-90, Rev., FRDO,
                4.30%, 09/06/00                                                15,715
     7,020     Washington State, GO, 4.25%, 10/04/00                            7,020
     2,000     Washington State, Health Care Facilities Authority,
                Sisters of Providence, Rev., -, 8.25%, 10/01/00                 2,046
     1,000     Washington State, Housing Finance Commission,
                Non-Profit Housing, Golden Sands Project, Rev.,
                FRDO, 4.25%, 09/01/00                                           1,000
     3,000     Washington State, Housing Finance Commission, Single
                Family Program, Ser. 1-A-S, Rev., 4.20%, 02/01/01               3,000
     2,500     Washington State, Housing Finance Commission, Single
                Family Program, Ser. 2-A-S, Rev., 4.40%, 04/01/01               2,500
     4,000     Washington State, Public Power Supply System, Nuclear
                Project No. 1, Ser. A, Rev., -, 6.88%, 07/01/01                 4,148
     2,000     Washington State, Public Power Supply System, Nuclear
                Project No. 2, Ser. C, Rev., -, 7.50%, 01/01/01                 2,060
                                                                              -------
                                                                               91,150
               West Virginia -- 0.3%
     5,765     West Virginia State, Building Commission, FLOATS,
                Ser. PA-520, Rev., FRDO, 4.38%, 09/07/00                        5,765

               Wisconsin -- 3.5%
     9,800     Eagle Tax Exempt Trust, Weekly Option Mode,
                Ser. 94-4904, FRDO, #, 4.35%, 09/07/00                          9,800
     1,550     Milwaukee County, Wisconsin, Airport, Ser. A, GO,
                4.50%, 10/01/00                                                 1,550
    14,455     Municipal Securities Trust Certificates, Ser. 1999-70,
                Class A, Rev., FRDO, 4.30%, 09/06/00                           14,455
     3,250     Wisconsin Housing & Economic Development Authority,
                Home Ownership, Floating Rate Trust Receipts,
                Ser. 18, Rev., FRDO, 4.55%, 09/06/00                            3,250
     5,800     Wisconsin Public Power Inc. System, Power Supply
                System, Municipal Securities Trust Receipts, Ser. SGA-2,
                Rev., FRDO, 4.30%, 09/06/00                                     5,807
     5,000     Wisconsin State, Clean Water, Ser. 1, Rev., -,
                6.75%, 06/01/01                                                 5,172
     7,200     Wisconsin State, Health & Education Facilities Authority,
                Rev., 4.25%, 10/16/00                                           7,200
    10,000     Wisconsin State, Transportation, Rev., 4.20%, 10/05/00          10,000
                                                                              -------
                                                                               57,234

                       See notes to financial statements.

CHASE VISTA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
------------------------------------------------------------------------------------------
Money Market Instruments -- Continued
------------------------------------------------------------------------------------------
               Wyoming -- 0.6%
 $   1,300     Lincoln County, Wyoming, PCR, Exxon Project, Ser. D,
                Rev., FRDO, 4.25%, 09/01/00                                   $    1,300
     7,860     Wyoming Community Development Authority, Housing,
                FLOATS, Ser. PT-195, Rev., FRDO, 4.38%, 09/07/00                   7,860
                                                                              ----------
                                                                                   9,160
                                                                              ----------
               Total Municipal Securities                                      1,650,982
               (Cost $1,650,982)
------------------------------------------------------------------------------------------
               Total Investments -- 100.2%                                    $1,658,436
               (Cost $1,658,436)*
------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
-------------------------------------------------------------------------------------
Municipal Securities - 100.4%
-------------------------------------------------------------------------------------
                New York -- 100.4%
 $    21,402    ABN AMRO Munitops, Certificates Trust, New York,
                 Ser. 1999-3, FRDO, #, 4.20%, 09/06/00                        $21,402
      12,000    ABN AMRO Munitops, Certificates Trust, New York,
                 Ser. 1999-13, FRDO, #, 4.20%, 09/06/00                        12,000
       5,500    Albany, New York, City School District, GO, RAN,
                 5.00%, 10/25/00                                                5,502
       5,000    Albany, New York, City School District, GO, TAN,
                 4.50%, 10/12/00                                                5,002
      11,530    Albany, New York, GO, BAN, 5.00%, 08/03/01                     11,564
         590    Albany, New York, IDA, IDR, Newkirk Productions Inc.
                 Project, Ser. A, Rev., FRDO, 4.15%, 09/07/00                     590
       8,000    Attica, New York, Central School District, GO, BAN,
                 @, 5.00%, 04/18/01                                             8,024
       8,915    Attica, New York, Central School District, GO, BAN,
                 5.00%, 06/15/01                                                8,937
       1,600    Babylon, New York, IDA, IDR, Edwin Berger/Lambro
                 Industries, Rev., FRDO, 4.15%, 09/06/00                        1,600
       9,400    Babylon, New York, IDA, Resource Recovery, OFS Equity
                 Babylon Project, Rev., FRDO, 4.35%, 09/01/00                   9,400
       1,500    Beacon, New York, City School District, GO, RAN,
                 6.00%, 09/29/00                                                1,501
       1,690    Beacon, New York, GO, BAN, 4.75%, 02/15/01                      1,693
       3,000    Beekmantown, New York, Central School District, GO,
                 BAN, 5.00%, 06/29/01                                           3,011
       7,500    Board of Cooperative Educational Services, New York,
                 Sole Supervisory District, GO, RAN, 5.00%, 06/22/01            7,519
       6,000    Board of Cooperative Educational Services, New York,
                 Sole Supervisory District, GO, RAN, 5.00%, 06/27/01            6,019
       9,620    Board of Cooperative Educational Services, New York,
                 Sole Supervisory District, GO, RAN, 5.00%, 06/29/01            9,639
       4,000    Board of Cooperative Educational Services, New York,
                 Sole Supervisory District, GO, RAN, 5.25%, 06/22/01            4,014
         795    Brockport, New York, Central School District, GO,
                 5.40%, 06/15/01                                                  800
       2,906    Brookhaven, New York, IDA, IDR, Waverly Association
                 LLC, Rev., FRDO, 4.30%, 09/07/00                               2,906
         850    Broome County, New York, IDA, IDR, Binghamton Realty
                 Project, Rev., FRDO, 4.10%, 09/06/00                             850
       7,000    Buffalo, New York, Ser. A, GO, BAN, 5.50%, 11/15/00             7,012
       3,075    Camden, New York, Central School District, GO, RAN,
                 5.00%, 06/29/01                                                3,086
       3,544    Carthage, New York, Central School District, GO, RAN,
                 5.00%, 06/22/01                                                3,552
       2,670    Chautauqua County, New York, GO, BAN,
                 4.50%, 03/06/01                                                2,672
       9,400    Chautauqua Lake, New York, Central School District,
                 GO, BAN, 4.50%, 03/15/01                                       9,410
       1,750    Chenango Forks, New York, Central School District, GO,
                 BAN, 4.25%, 09/08/00                                           1,750
       1,525    Chittenango, New York, Central School District, GO,
                 RAN, 5.00%, 06/29/01                                           1,530
         850    Corning, New York, GO, 4.70%, 09/01/00                            850

                       See notes to financial statements.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
-------------------------------------------------------------------------------------
Municipal Securities - Continued
-------------------------------------------------------------------------------------
                New York -- Continued
 $     5,000    Cortland, New York, City School District, GO, RAN,
                 5.00%, 06/29/01                                              $ 5,018
       2,100    Dutchess County, New York, IDA, Civic Facility, Marist
                 College, Ser. A, Rev., FRDO, 4.10%, 09/07/00                   2,100
       2,580    Dutchess County, New York, IDA, IDR, Laerdal Medical
                 Corp. Project, Rev., FRDO, 4.30%, 09/06/00                     2,580
       1,130    Dutchess County, New York, Resource Recovery Agency,
                 Solid Waste Systems, Ser. A, Rev., 4.45%, 01/01/01             1,131
      10,000    Eagle Tax Exempt Trust, Weekly Option Mode,
                 Ser. 94-3203, Class A, FRDO, #, 4.30%, 09/07/00               10,000
       8,805    Eagle Tax Exempt Trust, Weekly Option Mode,
                 Ser. 94-3205, Class A, FRDO, #, 4.30%, 09/07/00                8,805
       9,910    Eagle Tax Exempt Trust, Weekly Option Mode,
                 Ser. 94-3208, Class A, FRDO, #, 4.30%, 09/07/00                9,910
      20,880    Eagle Tax Exempt Trust, Weekly Option Mode,
                 Ser. 95-3202, Class A, FRDO, #, 4.30%, 09/07/00               20,880
      18,900    Eagle Tax Exempt Trust, Weekly Option Mode,
                 Ser. 95-3203, Class A, FRDO, #, 4.30%, 09/07/00               18,900
      12,155    Eagle Tax Exempt Trust, Long Option Mode,
                 Ser. 96-3207, Class A, FRDO, #, 4.15%, 09/07/00               12,155
      11,000    Eagle Tax Exempt Trust, Weekly Option Mode,
                 Ser. 96C-3203, Class A, FRDO, #, 4.30%, 09/07/00              11,000
      14,850    Eagle Tax Exempt Trust, Weekly Option Mode,
                 Ser. 96C-3208, Class A, FRDO, #, 4.30%, 09/07/00              14,850
       8,200    Eastern Suffolk, New York, Board of Cooperative
                 Educational Services District, GO, RAN,
                 5.00%, 06/28/01                                                8,223
         650    Elba, New York, Central School District, GO,
                 5.50%, 06/15/01                                                  653
       2,700    Erie County, New York, Water Authority, Ser. A, Rev.,
                 FRDO, 4.10%, 09/06/00                                          2,700
         400    Erie County, New York, Water Authority, Ser. B, Rev.,
                 FRDO, 4.10%, 09/06/00                                            400
       4,000    Fredonia, New York, Central School District, GO, BAN,
                 4.75%, 02/08/01                                                4,008
         595    Glens Falls, New York, IDA, IDR, Broad Street Center
                 Project, Rev., FRDO, 4.25%, 09/06/00                             595
       1,955    Glenville, New York, GO, BAN, 5.00%, 07/13/01                   1,961
       4,210    Great Neck North, New York, Water Authority, Water
                 System, Ser. A, Rev., FRDO, 4.25%, 09/06/00                    4,210
         300    Guilderland, New York, IDA, IDR, Northeastern Industrial
                 Park, Ser. A, Rev., FRDO, 4.10%, 09/06/00                        300
       2,000    Hempstead, New York, IDA, IDR, Trigen-Nassau Energy,
                 Rev., FRDO, 4.05%, 09/06/00                                    2,000
       2,000    Hempstead, New York, Union Free School District, GO,
                 TAN, 5.25%, 06/28/01                                           2,011
       3,550    Hilton, New York, Central School District, GO, RAN,
                 5.00%, 04/26/01                                                3,559
       1,890    Ilion, New York, Central School District, GO, BAN,
                 5.00%, 03/29/01                                                1,895
       3,256    Ilion, New York, Central School District, GO, RAN,
                 5.00%, 06/29/01                                                3,268
       2,000    Islip, New York, IDA, Brentwood Distribution Co. Facility,
                 Rev., FRDO, 4.20%, 09/07/00                                    2,000

                       See notes to financial statements.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
--------------------------------------------------------------------------------------
Municipal Securities - Continued
--------------------------------------------------------------------------------------
               New York -- Continued
 $   5,060     Lisbon, New York, Central School District, GO, BAN,
                4.75%, 04/27/01                                               $ 5,068
     8,780     Long Island Power Authority, New York, Electric
                Systems, Floating Rate Receipts, Ser. SG-125, Rev.,
                FRDO, 4.29%, 09/07/00                                           8,780
     5,000     Long Island Power Authority, New York, Electric
                Systems, FLOATS, Ser. PA-420, Rev., FRDO,
                4.29%, 09/07/00                                                 5,000
    12,000     Long Island Power Authority, New York, Electric
                Systems, Sub. Ser. 2, Rev., FRDO, 4.15%, 09/06/00              12,000
    20,400     Long Island Power Authority, New York, Electric
                Systems, Sub. Ser. 3, Rev., FRDO, 4.00%, 09/07/00              20,400
    10,200     Long Island Power Authority, New York, Electric
                Systems, Sub. Ser. 3, Rev., FRDO, 4.15%, 10/04/00              10,200
     2,600     Long Island Power Authority, New York, Electric
                Systems, Sub. Ser. 3, Rev., FRDO, 4.20%, 09/07/00               2,600
    15,800     Long Island Power Authority, New York, Electric
                Systems, Sub. Ser. 3, Rev., FRDO, 4.25%, 10/04/00              15,800
     9,900     Long Island Power Authority, New York, Electric
                Systems, Sub. Ser. 4, Rev., FRDO, 4.25%, 09/07/00               9,900
    12,360     Long Island Power Authority, New York, Electric
                Systems, Sub. Ser. 5, Rev., FRDO, 4.30%, 09/01/00              12,360
    39,640     Long Island Power Authority, New York, Electric
                Systems, Sub. Ser. 6, Rev., FRDO, 4.20%, 09/01/00              39,640
    14,100     Long Island Power Authority, New York, Electric
                Systems, Sub. Ser. 7, Sub. Ser. 7-A, Rev., FRDO,
                3.90%, 09/06/00                                                14,100
     8,110     Longwood Central School District, Suffolk County,
                New York, GO, TAN, 5.00%, 06/29/01                              8,132
     2,900     Marlboro, New York, Central School District, GO, TAN,
                4.50%, 11/17/00                                                 2,901
     3,985     Metropolitan Transportation Authority, New York,
                Commuter Facilities, Municipal Securities Trust
                Receipts, Ser. SGA-82, Rev., FRDO, 4.20%, 09/06/00              3,985
     6,815     Metropolitan Transportation Authority, New York,
                Dedicated Tax Fund, FLOATS, Ser. PA-683, Rev.,
                FRDO, 4.24%, 09/07/00                                           6,815
    16,500     Metropolitan Transportation Authority, New York,
                Transportation Facilities, Rev., 4.15%, 11/01/00               16,500
    14,500     Metropolitan Transportation Authority, New York,
                Transportation Facilities, Rev., 4.20%, 10/05/00               14,500
    31,000     Metropolitan Transportation Authority, New York,
                Transportation Facilities, Special Obligation, Ser. CP-1,
                BAN, 4.00%, 09/05/00                                           31,000
     4,400     Mexico, New York, Central School District, GO, RAN,
                5.00%, 06/21/01                                                 4,410
     4,695     Middletown, New York, GO, BAN, 4.00%, 09/01/00                   4,695
     2,228     Milford, New York, Central School District, GO, BAN,
                4.25%, 09/28/00                                                 2,229
     1,500     Monroe County, New York, IDA, Public Improvements,
                Canal Ponds Park, Ser. D, Rev., FRDO, 4.25%, 09/06/00           1,500
     6,695     Municipal Securities Trust Certificates, Ser. 2000-89,
                Class A, Rev., FRDO, #, 4.35%, 09/01/00                         6,695

                       See notes to financial statements.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
-------------------------------------------------------------------------------------
Municipal Securities - Continued
-------------------------------------------------------------------------------------
                New York -- Continued
 $   18,620     New York City, New York, FLOATS, Ser. PA-442, GO,
                 FRDO, 4.29%, 09/07/00                                        $18,620
      9,245     New York City, New York, FLOATS, Ser. PT-405, GO,
                 FRDO, 4.29%, 09/07/00                                          9,245
     34,000     New York City, New York, FLOATS, Ser. PT-1038, GO,
                 FRDO, 4.29%, 09/07/00                                         34,000
     13,170     New York City, New York, Housing Development Corp.,
                 Multi-Family Housing, Columbus Apartments, Ser. A,
                 Rev., FRDO, 4.10%, 09/06/00                                   13,170
      8,500     New York City, New York, Housing Development Corp.,
                 Multi-Family Housing, James Tower Development,
                 Ser. A, Rev., FRDO, 4.15%, 09/06/00                            8,500
      2,900     New York City, New York, Housing Development Corp.,
                 Multi-Family Housing, Spring Creek III Project, Ser. A,
                 Rev., FRDO, 4.10%, 09/06/00                                    2,900
      1,300     New York City, New York, Housing Development Corp.,
                 Multi-Family Housing, Sullivan Street Project, Ser. A,
                 Rev., FRDO, 4.10%, 09/06/00                                    1,300
      3,400     New York City, New York, Housing Development Corp.,
                 Multi-Family Rental Housing, 100 Jane Street
                 Development, Ser. A, Rev., FRDO, 4.10%, 09/06/00               3,400
      8,050     New York City, New York, Housing Development Corp.,
                 Multi-Family Rental Housing, Monterey, Ser. A, Rev.,
                 FRDO, 4.15%, 09/06/00                                          8,050
      3,000     New York City, New York, Housing Development Corp.,
                 Multi-Family Rental Housing, One Columbus Place
                 Development, Ser. A, Rev., FRDO, 4.10%, 09/06/00               3,000
      2,000     New York City, New York, Housing Development Corp.,
                 Multi-Family Rental Housing, Tribeca Tower, Ser. A,
                 Rev., FRDO, 4.10%, 09/06/00                                    2,000
      3,000     New York City, New York, IDA, Civic Facility, Calhoun
                 School Inc. Project, Rev., FRDO, 4.25%, 09/07/00               3,000
      3,400     New York City, New York, IDA, IDR, DXB Videotape Inc.
                 Project, Rev., FRDO, 4.15%, 09/06/00                           3,400
        500     New York City, New York, IDA, IDR, Rev., FRDO, 4.15%,
                 09/06/00                                                         500
      1,500     New York City, New York, IDA, IDR, Ser. K, Rev., FRDO,
                 4.15%, 09/06/00                                                1,500
      1,300     New York City, New York, Municipal Securities Trust
                 Receipts, Ser. SG-109, GO, FRDO, 4.29%, 09/07/00               1,300
      3,605     New York City, New York, Municipal Securities Trust
                 Receipts, Ser. SGA-63, GO, FRDO, 4.35%, 09/01/00               3,605
        800     New York City, New York, Municipal Securities Trust
                 Receipts, Ser. SGB-33, GO, FRDO, 4.30%, 09/07/00                 800
     12,865     New York City, New York, Municipal Securities Trust
                 Receipts, Ser. SGB-36, GO, FRDO, 4.20%, 09/07/00              12,865
      1,500     New York City, New York, Municipal Water Finance
                 Authority, Water & Sewer Systems, FLOATS,
                 Ser. PA-454, Rev., FRDO, 4.24%, 09/07/00                       1,500
      3,000     New York City, New York, Municipal Water Finance
                 Authority, Water & Sewer Systems, FLOATS,
                 Ser. PT-1032, Rev., FRDO, 4.60%, 09/07/00                      3,000

                       See notes to financial statements.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
-------------------------------------------------------------------------------------
Municipal Securities - Continued
-------------------------------------------------------------------------------------
               New York -- Continued
 $   9,685     New York City, New York, Municipal Water Finance
                Authority, Water & Sewer Systems, Municipal
                Securities Trust Receipts, Ser. SGA-12, Rev.,
                FRDO, 4.20%, 09/06/00                                         $ 9,685
     7,255     New York City, New York, Municipal Water Finance
                Authority, Water & Sewer Systems, Municipal
                Securities Trust Receipts, Ser. SGA-13, Rev.,
                FRDO, 4.20%, 09/06/00                                           7,255
     2,390     New York City, New York, Municipal Water Finance
                Authority, Water & Sewer Systems, Municipal
                Securities Trust Receipts, Ser. SGB-25, Rev.,
                FRDO, 4.30%, 09/07/00                                           2,390
    28,200     New York City, New York, Municipal Water Finance
                Authority, Water & Sewer Systems, Municipal
                Securities Trust Receipts, Ser. SGB-26, Rev.,
                FRDO, 4.33%, 09/07/00                                          28,200
     3,700     New York City, New York, Municipal Water Finance
                Authority, Water & Sewer Systems, Municipal
                Securities Trust Receipts, Ser. SGB-27, Rev.,
                FRDO, 4.30%, 09/07/00                                           3,700
    20,000     New York City, New York, Municipal Water Finance
                Authority, Water & Sewer Systems, Rev.,
                4.20%, 10/12/00                                                20,000
    20,000     New York City, New York, Municipal Water Finance
                Authority, Water & Sewer Systems, Rev.,
                4.25%, 09/08/00                                                20,000
     2,270     New York City, New York, Municipal Water Finance
                Authority, Water & Sewer Systems, Ser. A, Rev., -,
                7.00%, 06/15/01                                                 2,335
    10,000     New York City, New York, Municipal Water Finance
                Authority, Water & Sewer Systems, Ser. A, Rev.,
                FRDO, 4.35%, 09/01/00                                          10,000
     5,000     New York City, New York, Municipal Water Finance
                Authority, Water & Sewer Systems, Ser. C, Rev.,
                FRDO, 4.15%, 09/01/00                                           5,000
    23,600     New York City, New York, Municipal Water Finance
                Authority, Water & Sewer Systems, Ser. C, Rev.,
                FRDO, 4.20%, 09/01/00                                          23,600
    18,200     New York City, New York, Municipal Water Finance
                Authority, Water & Sewer Systems, Ser. G, Rev.,
                FRDO, 4.30%, 09/01/00                                          18,200
     9,200     New York City, New York, Ser. B, GO, FRDO,
                4.35%, 09/01/00                                                 9,200
     1,100     New York City, New York, Ser. B-1, Sub. Ser. B-8, GO,
                FRDO, 4.05%, 09/06/00                                           1,100
     4,800     New York City, New York, Ser. B-2, Sub. Ser. B-3, GO,
                FRDO, 4.15%, 09/01/00                                           4,800
     1,600     New York City, New York, Ser. B-2, Sub. Ser. B-5, GO,
                FRDO, 4.15%, 09/01/00                                           1,600
     1,000     New York City, New York, Ser. F-3, GO, FRDO,
                4.10%, 09/06/00                                                 1,000
    10,450     New York City, New York, Ser. F-5, GO, FRDO,
                4.05%, 09/06/00                                                10,450

                                       47
                       See notes to financial statements.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
-------------------------------------------------------------------------------------
Municipal Securities - Continued
-------------------------------------------------------------------------------------
               New York -- Continued
 $   2,700     New York City, New York, Ser. J, Sub. Ser. J-2, GO, FRDO,
                4.10%, 09/06/00                                               $ 2,700
     2,300     New York City, New York, Sub. Ser. A-5, GO, FRDO,
                4.15%, 09/01/00                                                 2,300
     3,000     New York City, New York, Sub. Ser. A-7, GO, FRDO,
                4.30%, 09/01/00                                                 3,000
     4,100     New York City, New York, Sub. Ser. E-2, GO, FRDO,
                4.30%, 09/01/00                                                 4,100
     3,000     New York City, New York, Sub. Ser. E-4, GO, FRDO,
                4.30%, 09/01/00                                                 3,000
    12,350     New York City, New York, Sub. Ser. E-5, GO, FRDO,
                4.30%, 09/01/00                                                12,350
     5,000     New York City, New York, Transit Authority,
                Metropolitan Transportation Authority, Triborough,
                Floating Rate Trust Receipts, Ser. PMD-10, COP, FRDO,
                4.19%, 09/07/00                                                 5,000
    29,900     New York City, New York, Transitional Finance Authority,
                Floating Rate Trust Receipts, Ser. A-16, Regulation D,
                Rev., FRDO, 4.45%, 09/01/00                                    29,900
    35,100     New York City, New York, Transitional Finance Authority,
                Future Tax Secured, Ser. A-2, Rev., FRDO,
                4.05%, 09/06/00                                                35,100
     3,450     New York City, New York, Transitional Finance Authority,
                Municipal Securities Trust Receipts, Ser. SGA-74, Rev.,
                FRDO, 4.35%, 09/01/00                                           3,450
     4,995     New York City, New York, Transitional Finance Authority,
                PUTTERS, Ser. 129, FRDO, 4.23%, 09/07/00                        4,995
     5,000     New York City, New York, Transitional Finance Authority,
                Ser. 3, Rev., BAN, 4.75%, 11/01/00                              5,005
     3,700     New York City, New York, Trust Cultural Resources,
                American Museum of Natural History, Ser. B, Rev.,
                FRDO, 4.10%, 09/06/00                                           3,700
     2,672     New York City, New York, Trust Cultural Resources,
                Carnegie Hall, Rev., FRDO, 4.00%, 09/06/00                      2,672
    15,000     New York State, Dorm Authority, Floating Rate Trust
                Receipts, Class F, Ser. 2, Rev., FRDO, @, 4.31%, 09/07/00      15,000
     9,645     New York State, Dorm Authority, FLOATS, Ser. PA-409,
                Rev., FRDO, 4.24%, 09/07/00                                     9,645
     4,870     New York State, Dorm Authority, FLOATS, Ser. PA-419,
                Rev., FRDO, 4.24%, 09/07/00                                     4,870
     8,425     New York State, Dorm Authority, FLOATS, Ser. PA-428,
                Rev., FRDO, 4.24%, 09/07/00                                     8,425
     3,545     New York State, Dorm Authority, FLOATS, Ser. PA-449,
                Rev., FRDO, 4.24%, 09/07/00                                     3,545
     4,670     New York State, Dorm Authority, FLOATS, Ser. PA-541,
                Rev., FRDO, 4.24%, 09/07/00                                     4,670
     3,000     New York State, Dorm Authority, FLOATS, Ser. PA-640,
                Rev., FRDO, 4.24%, 09/07/00                                     3,000
       990     New York State, Dorm Authority, FLOATS, Ser. PT-130,
                Rev., FRDO, 4.24%, 09/07/00                                       990
     2,900     New York State, Dorm Authority, FLOATS, Ser. PT-1067,
                Rev., FRDO, 4.24%, 09/07/00                                     2,900
     4,770     New York State, Dorm Authority, New York Public
                Library, Ser. A, Rev., FRDO, 4.05%, 09/06/00                    4,770

                       See notes to financial statements.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
-------------------------------------------------------------------------------------
Municipal Securities - Continued
-------------------------------------------------------------------------------------
               New York -- Continued
 $   2,500     New York State, Dorm Authority, Oxford University
                Press Inc., Rev., FRDO, 4.20%, 09/01/00                       $ 2,500
     6,100     New York State, Energy Research & Development
                Authority, Facilities, FLOATS, Ser. PA-411, Rev., FRDO,
                4.24%, 09/07/00                                                 6,100
     5,000     New York State, Energy Research & Development
                Authority, PCR, Annual Tender, New York State
                Electric & Gas, Rev., FRDO, 4.20%, 03/15/01                     5,000
     2,755     New York State, Energy Research & Development
                Authority, PCR, New York State Electric & Gas, Ser. C,
                Rev., FRDO, 4.20%, 09/01/00                                     2,755
     2,260     New York State, Energy Research & Development
                Authority, PCR, Niagara Mohawk Power Corp. Project,
                Ser. A, Rev., FRDO, 4.20%, 09/01/00                             2,260
     2,100     New York State, Energy Research & Development
                Authority, PCR, Niagara Mohawk Power Corp. Project,
                Ser. A, Rev., FRDO, 4.35%, 09/01/00                             2,100
     3,700     New York State, Energy Research & Development
                Authority, PCR, Niagara Mohawk Power Corp., Ser. B,
                Rev., FRDO, 4.15%, 09/01/00                                     3,700
    10,200     New York State, Energy Research & Development
                Authority, PCR, Niagara Mohawk Power Corp., Ser. C,
                Rev., FRDO, 4.15%, 09/01/00                                    10,200
     3,000     New York State, Energy Research & Development
                Authority, PCR, Rochester Gas & Electric Corp., Ser. B,
                Rev., FRDO, 4.20%, 09/06/00                                     3,000
     1,200     New York State, Environmental Facilities Corp.,
                OFS Equity Huntington Project, Rev., FRDO,
                4.25%, 09/01/00                                                 1,200
     3,675     New York State, Environmental Facilities Corp.,
                PCR, State Water Revolving Fund, Ser. E, Rev.,
                6.88%, 06/15/01                                                 3,814
     4,300     New York State, Environmental Quality, Ser. G, GO,
                FRDO, 3.90%, 09/06/00                                           4,300
    17,850     New York State, Housing Finance Agency, 101 West End
                Ave. Housing, Ser. A, Rev., FRDO, 4.30%, 09/06/00              17,850
    25,000     New York State, Housing Finance Agency, 150 East 44th
                Street Housing, Ser. A, Rev., FRDO, 4.30%, 09/06/00            25,000
     5,700     New York State, Housing Finance Agency, 345 East 94th
                Street Housing, Ser. A, Rev., FRDO, 4.20%, 09/06/00             5,700
    29,500     New York State, Housing Finance Agency, 750 Sixth Ave.
                Housing, Ser. A, Rev., FRDO, 4.05%, 09/06/00                   29,500
     5,400     New York State, Housing Finance Agency, East 39th
                Street Housing, Ser. A, Rev., FRDO, 4.05%, 09/06/00             5,400
     2,495     New York State, Housing Finance Agency, FLOATS,
                Ser. PA-143, Rev., FRDO, 4.31%, 09/07/00                        2,495
     1,000     New York State, Housing Finance Agency, Liberty View,
                Ser. A, Rev., FRDO, 4.15%, 09/06/00                             1,000
     3,300     New York State, Housing Finance Agency, Multi-Family
                Housing, Ser. A, Rev., FRDO, 4.30%, 09/06/00                    3,300
     5,100     New York State, Housing Finance Agency, Residential,
                Ser. A, Rev., FRDO, 4.30%, 09/06/00                             5,100
    23,000     New York State, Housing Finance Agency, Ser. A, Rev.,
                FRDO, 4.10%, 09/06/00                                          23,000

                       See notes to financial statements.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
-------------------------------------------------------------------------------------
Municipal Securities - Continued
-------------------------------------------------------------------------------------
               New York -- Continued
 $   5,300     New York State, Housing Finance Agency, Service
                Contract Obligation, Ser. A, Rev., FRDO,
                3.95%, 09/06/00                                               $ 5,300
    10,000     New York State, Housing Finance Agency, Theatre Row
                Tower, Ser. A, Rev., FRDO, 4.10%, 09/06/00                     10,000
    20,900     New York State, Housing Finance Agency, Tribeca,
                Ser. A, Rev., FRDO, 4.05%, 09/06/00                            20,900
    21,400     New York State, Housing Finance Agency, Union Square
                South Housing, Rev., FRDO, 4.10%, 09/06/00                     21,400
     6,240     New York State, Job Development Authority, State
                Guaranteed, Ser. A-1 through A-21, Rev., FRDO,
                4.40%, 09/01/00                                                 6,240
     5,295     New York State, Job Development Authority, State
                Guaranteed, Ser. A-1 through A-42, Rev., FRDO,
                4.40%, 09/01/00                                                 5,295
       910     New York State, Job Development Authority, State
                Guaranteed, Ser. B-1 through B-9, Rev., FRDO,
                4.40%, 09/01/00                                                   910
     4,670     New York State, Job Development Authority, State
                Guaranteed, Ser. B-1 through B-21, Rev., FRDO,
                4.40%, 09/01/00                                                 4,670
     3,155     New York State, Job Development Authority, State
                Guaranteed, Special Purpose, Ser. A-1 through A-13,
                Rev., FRDO, 4.40%, 09/01/00                                     3,155
     2,400     New York State, Job Development Authority, State
                Guaranteed, Special Purpose, Ser. A-1 through A-25,
                Rev., FRDO, 4.40%, 09/01/00                                     2,400
       495     New York State, Job Development Authority, State
                Guaranteed, Special Purpose, Ser. B-1 through B-2,
                Rev., FRDO, 4.40%, 09/01/00                                       495
       240     New York State, Job Development Authority, State
                Guaranteed, Special Purpose, Ser. B-1 Through B-9,
                Rev., FRDO, 4.40%, 09/01/00                                       240
     5,800     New York State, Local Government Assistance Corp.,
                Floating Rate Receipts, Ser. SG-99, Rev., FRDO, 4.24%,
                09/07/00                                                        5,800
    20,000     New York State, Local Government Assistance Corp.,
                FLOATS, Ser. PT-1040, Rev., FRDO, 4.60%, 09/07/00              20,000
    14,400     New York State, Local Government Assistance Corp.,
                Municipal Securities Trust Receipts, Ser. SGA-59, Rev.,
                FRDO, 4.35%, 09/01/00                                          14,400
    12,085     New York State, Local Government Assistance Corp.,
                Ser. A, Rev., -, 7.25%, 04/01/01                               12,529
    24,880     New York State, Local Government Assistance Corp.,
                Ser. A, Rev., FRDO, 4.00%, 09/06/00                            24,880
     1,030     New York State, Local Government Assistance Corp.,
                Ser. B, Rev., -, 7.13%, 04/01/01                                1,067
     4,240     New York State, Local Government Assistance Corp.,
                Ser. B, Rev., -, 7.25%, 04/01/01                                4,396
     7,900     New York State, Local Government Assistance Corp.,
                Ser. B, Rev., -, 7.50%, 04/01/01                                8,201
     3,400     New York State, Local Government Assistance Corp.,
                Ser. B, Rev., FRDO, 4.05%, 09/06/00                             3,400

                       See notes to financial statements.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
-------------------------------------------------------------------------------------
Municipal Securities - Continued
-------------------------------------------------------------------------------------
             New York -- Continued
 $   500     New York State, Local Government Assistance Corp.,
              Ser. F, Rev., FRDO, 4.05%, 09/06/00                             $   500
   1,500     New York State, Local Government Assistance Corp.,
              Ser. G, Rev., FRDO, 4.10%, 09/06/00                               1,500
   8,200     New York State, Medical Care Facilities, Finance Agency,
              FLOATS, Ser. PA-113, Rev., FRDO, 4.24%, 09/07/00                  8,200
   7,845     New York State, Medical Care Facilities, Finance Agency,
              FLOATS, Ser. PT-17, Rev., FRDO, 4.24%, 09/07/00                   7,845
   8,805     New York State, Medical Care Facilities, Finance Agency,
              FLOATS, Ser. PT-100, Rev., FRDO, 4.24%, 09/07/00                  8,805
   5,425     New York State, Medical Care Facilities, Finance Agency,
              FLOATS, Ser. PT-109, Rev., FRDO, 4.24%, 09/07/00                  5,425
   8,355     New York State, Medical Care Facilities, Finance Agency,
              FLOATS, Ser. PT-145A, Rev., FRDO, 4.24%, 09/07/00                 8,355
   3,625     New York State, Medical Care Facilities, Finance Agency,
              North Shore University Hospital, Rev., -,
              7.20%, 11/01/00                                                   3,716
   2,500     New York State, Mortgage Agency, FLOATS, Ser. PA-628,
              Rev., FRDO, 4.29%, 09/07/00                                       2,500
  11,415     New York State, Mortgage Agency, FLOATS, Ser. PA-657,
              Rev., FRDO, 4.24%, 09/07/00                                      11,415
   4,140     New York State, Mortgage Agency, FLOATS, Ser. PT-217,
              Rev., FRDO, 4.29%, 09/07/00                                       4,140
   5,145     New York State, Mortgage Agency, FLOATS, Ser. PT-260,
              Rev., FRDO, 4.60%, 09/06/00                                       5,145
   8,190     New York State, Mortgage Agency, FLOATS, Ser. PT-322,
              Rev., FRDO, 4.30%, 09/07/00                                       8,190
   6,650     New York State, Mortgage Agency, FLOATS, Ser. PT-1190,
              Rev., FRDO, 4.24%, 09/07/00                                       6,650
     200     New York State, Mortgage Agency, Homeowner
              Mortgage, Ser. 87, Rev., 3.80%, 10/01/00                            200
     165     New York State, Mortgage Agency, Homeowner
              Mortgage, Ser. 91, Rev., 4.00%, 10/01/00                            165
     810     New York State, Mortgage Agency, Homeowner
              Mortgage, Ser. 91, Rev., 4.15%, 04/01/01                            810
     200     New York State, Mortgage Agency, Homeowner
              Mortgage, Ser. 93, Rev., 4.00%, 10/01/00                            200
     210     New York State, Mortgage Agency, Homeowner
              Mortgage, Ser. 93, Rev., 4.15%, 04/01/01                            210
  11,000     New York State, Power Authority, Rev., 4.00%, 09/05/00            11,000
  11,800     New York State, Power Authority, Rev., 4.20%, 10/02/00            11,800
   7,300     New York State, Power Authority, Rev., 4.30%, 10/02/00             7,300
   2,900     New York State, Power Authority, Ser. Y, Rev., -,
              6.75%, 01/01/01                                                   2,982
  17,500     New York State, Ser. A, GO, FRDO, 4.05%, 02/01/01                 17,500
  34,605     New York State, Thruway Authority, Floating Rate
              Receipts, Ser. SG-119, FRDO, 4.40%, 09/01/00                     34,605
  11,415     New York State, Thruway Authority, FLOATS,
              Ser. PA-532, Rev., FRDO, 4.24%, 09/07/00                         11,415
  10,000     New York State, Thruway Authority, GO, BAN,
              4.20%, 10/11/00                                                  10,000

                       See notes to financial statements.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
-------------------------------------------------------------------------------------
Municipal Securities - Continued
-------------------------------------------------------------------------------------
               New York -- Continued
 $   1,015     New York State, Thruway Authority, Municipal
                Securities Trust Receipts, Ser. SGA-66, Rev., FRDO,
                4.20%, 09/06/00                                               $ 1,015
     4,600     New York State, Thruway Authority, Service Contract,
                Local Highway & Bridge, Rev., -, 6.00%, 01/01/01                4,627
    14,265     New York State, Thruway Authority, Service Contract,
                Local Highway & Bridge, Rev., -, 7.25%, 01/01/01               14,683
     3,000     New York State, Urban Development Corp., Correctional
                Capital Facilities, Ser. 2, Rev., -, 7.50%, 01/01/01            3,090
     3,900     New York State, Urban Development Corp., FLOATS,
                Ser. PA-429, Rev., FRDO, 4.24%, 09/07/00                        3,900
     1,000     Niagara County, New York, IDA, Solid Waste Disposal,
                American Refunding, Fuel Co., Ser. A, Rev., FRDO,
                4.30%, 09/06/00                                                 1,000
     1,000     Niagara County, New York, IDA, Solid Waste Disposal,
                American Refunding, Fuel Co., Ser. B, Rev., FRDO,
                4.40%, 09/06/00                                                 1,000
     4,995     Niagara Falls, New York, Bridge Commission, FLOATS,
                Ser. PA-530, Rev., FRDO, 4.24%, 09/07/00                        4,995
     9,500     Niagara Falls, New York, Bridge Commission, Ser. A,
                Rev., FRDO, 4.10%, 09/06/00                                     9,500
     7,000     North Babylon, New York, Union Free School District,
                GO, TAN, 5.00%, 06/28/01                                        7,016
     7,017     North Hempstead, New York, GO, BAN, 5.00%, 07/26/01              7,049
     1,500     North Salem, New York, Central School District, GO,
                TAN, 4.75%, 02/28/01                                            1,503
     4,000     Northern Adironadack Central School District, Ellenburg,
                New York, GO, BAN, 5.00%, 07/06/01                              4,011
     5,000     Ogdensburg, New York, Enlarged City School District,
                GO, RAN, 5.00%, 06/29/01                                        5,012
     4,500     Oneonta, New York, City School District, GO, RAN,
                5.00%, 06/15/01                                                 4,508
     1,780     Panama, New York, Central School District, GO, BAN,
                5.00%, 08/15/01                                                 1,786
     7,800     Pawling, New York, Central School District, GO, BAN,
                4.50%, 11/10/00                                                 7,804
     3,180     Port Authority of New York & New Jersey, Consolidated
                Bonds 117th Series, 1st Installment, Rev.,
                4.00%, 11/15/00                                                 3,180
     2,950     Port Authority of New York & New Jersey, Equipment
                Notes, Ser. 3, Rev., FRDO, 4.45%, 09/06/00                      2,950
     3,405     Port Authority of New York & New Jersey, FLOATS,
                Ser. PA-518, Rev., FRDO, 4.08%, 09/07/00                        3,405
     1,305     Port Jervis, New York, IDA, The Future Home Tech Inc.,
                Rev., FRDO, 4.40%, 09/06/00                                     1,305
     2,455     Pulaski, New York, Central School District, GO, RAN,
                5.00%, 06/29/01                                                 2,464
     5,025     Riverhead, New York, Central School District, GO, TAN,
                5.00%, 06/22/01                                                 5,035
     5,000     Rochester, New York, GO, BAN, 4.75%, 03/07/01                    5,014
       800     Rockland County, New York, IDA, IDR, X Products Corp.
                Project, Rev., FRDO, 4.20%, 09/07/00                              800
     2,290     Rockland County, New York, IDA, Shock Technical Inc.
                Project, Rev., FRDO, 4.30%, 09/06/00                            2,290

                       See notes to financial statements.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
-------------------------------------------------------------------------------------
Municipal Securities - Continued
-------------------------------------------------------------------------------------
                New York -- Continued
 $   10,000     Rome, New York, City School District, GO, RAN,
                 5.00%, 06/29/01                                              $10,018
      8,158     Rondout Valley Central School District, Accord, New
                 York, GO, BAN, +, 4.75%, 03/15/01                              8,171
      4,635     Roosevelt, New York, Union Free School District, GO,
                 TAN, 5.25%, 06/28/01                                           4,640
     12,215     Schenectady, New York, City School District, GO, RAN,
                 5.50%, 06/29/01                                               12,239
      4,500     South Colonie, New York, Central School District, GO,
                 RAN, 5.00%, 06/29/01                                           4,516
      2,500     South Country Central School District, Brookhaven,
                 New York, GO, TAN, 5.00%, 06/26/01                             2,508
      3,954     South Jefferson, New York, Central School District, GO,
                 RAN, 5.00%, 06/20/01                                           3,963
      1,000     St. Lawrence County, New York, IDA, PCR, Reynolds
                 Metals, Rev., FRDO, 4.15%, 09/01/00                            1,000
      8,900     Suffolk County, New York, Floating Rate Trust Receipts,
                 Ser. A-38, Regulation D, GO, FRDO, 4.50%, 09/06/00             8,900
      2,400     Suffolk County, New York, Water Authority, BAN, FRDO,
                 4.20%, 09/06/00                                                2,400
      6,400     Tompkins-Seneca-Tioga, New York, Board of
                 Cooperative Educational Services, Sole Supervisory
                 District, GO, RAN, 5.00%, 06/29/01                             6,415
     14,600     Triborough Bridge & Tunnel Authority, New York,
                 Floating Rate Trust Receipts, Ser. N-15, Regulation D,
                 Rev., FRDO, 4.40%, 09/06/00                                   14,600
      1,475     Triborough Bridge & Tunnel Authority, New York,
                 FLOATS, Ser. PA-200, Rev., FRDO, 4.24%, 09/07/00               1,475
      4,995     Triborough Bridge & Tunnel Authority, New York,
                 FLOATS, Ser. PA-665, Rev., FRDO, 4.29%, 09/07/00               4,995
      2,000     Triborough Bridge & Tunnel Authority, New York,
                 General Purpose, Ser. B, Rev., 4.75%, 01/01/01                 2,003
      4,050     Tully, New York, Central School District, GO, RAN,
                 5.00%, 06/29/01                                                4,064
      3,300     Tupper Lake, New York, Central School District, GO,
                 BAN, 5.00%, 02/23/01                                           3,309
     11,019     Ulster County, New York, GO, BAN, 4.50%, 11/21/00              11,026
      5,790     Union Endicott, New York, Central School District, GO,
                 BAN, 4.50%, 01/18/01                                           5,797
      5,000     Utica, New York, City School District, GO, RAN, 5.00%,
                 06/26/01                                                       5,012
      6,000     VRDC/IVRC Trust, Tax Exempt, Ser. 93-C, Rev., FRDO, #,
                 4.20%, 09/06/00                                                6,000
      4,150     Westchester County, New York, IDA, Civic Facility,
                 Northern Westchester Hospital, Rev., FRDO,
                 4.10%, 09/06/00                                                4,150
      5,000     William Floyd, Union Free School District, Mastics-
                 Moriches-Shirley, GO, BAN, 5.00%, 02/22/01                     5,009
      1,900     Yonkers, New York, IDA, Civic Facility, Consumers Union
                 Facility, Rev., FRDO, 4.00%, 09/06/00                          1,900

                       See notes to financial statements.

CHASE VISTA NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
----------------------------------------------------------------------------------------
Municipal Securities - Continued
----------------------------------------------------------------------------------------
               New York -- Continued
$   8,000      Yonkers, New York, IDA, Civic Facility, Sarah Lawrence
                College Project, Rev., FRDO, 4.25%, 09/06/00                  $    8,000
----------------------------------------------------------------------------------------
               Total Investments -- 100.4%                                    $1,837,991
               (Cost $1,837,991)*
----------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
Portfolio of Investments
--------------------------------------------------------------------------------

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
-------------------------------------------------------------------------------------
Municipal Securities - 99.4%
-------------------------------------------------------------------------------------
                California -- 90.3%
 $     1,000    ABAG Finance Authority for Nonprofit Corporations,
                 California, Multi-Family Housing, Miramar
                 Apartments, Ser. A, Rev., FRDO, 3.60%, 09/07/00              $1,000
       1,000    California Community College Financing Authority,
                 Ser. B, Rev., TRAN, 5.00%, 08/03/01                           1,007
         200    California Educational Facilities Authority, Stanford
                 University, Ser. M, Rev., 5.25%, 12/01/00                       201
         500    California Educational Facilities Authority, University of
                 San Francisco, Rev., FRDO, 3.40%, 09/06/00                      500
         835    California Educational Facilities Authority, University of
                 Southern California, Ser. A, Rev., 5.60%, 10/01/00              836
       1,700    California Housing Finance Agency, FLOATS,
                 Ser. PA-539R, Rev., FRDO, 3.88%, 09/07/00                     1,700
         900    California Housing Finance Agency, Multi-Family
                 Housing, Ser. B, Rev., FRDO, 3.35%, 09/01/00                    900
       1,610    California Infrastructure & Economic Development, IDR,
                 Pleasant Mattress Inc. Project, Ser. A, Rev., FRDO,
                 3.85%, 09/06/00                                               1,610
         400    California PCFA, PCR, Shell Oil Co. Project, Ser. A, Rev.,
                 FRDO, 3.55%, 09/01/00                                           400
         300    California PCFA, Solid Waste Disposal, Shell Oil Co.
                 Martinez Project, Ser. A, Rev., FRDO, 3.45%, 09/01/00           300
       2,000    California State, Economic Development Financing
                 Authority, IDR, Provena Foods Inc. Project, Rev., FRDO,
                 3.90%, 09/06/00                                               2,000
       1,700    California State, Economic Development Financing
                 Authority, IDR, Standard Abrasives Manufacturing
                 Project, Rev., FRDO, 3.85%, 09/06/00                          1,700
         400    California State, Economic Development Financing
                 Authority, IDR, Volk Enterprises Inc. Project, Rev.,
                 FRDO, 3.55%, 09/07/00                                           400
         495    California State, FLOATS, Ser. PA-464, GO, FRDO,
                 3.88%, 09/07/00                                                 495
         800    California State, FLOATS, Ser. PT-1070, GO, FRDO,
                 3.88%, 09/07/00                                                 800
         900    California State, FLOATS, Ser. PT-1072, GO, FRDO,
                 3.88%, 09/07/00                                                 900
         100    California State, GO, 6.60%, 10/01/00                            100
       2,000    California State, Municipal Securities Trust Receipts,
                 Ser. SGA-40, GO, FRDO, 3.72%, 09/06/00                        2,000
       2,800    California State, Municipal Securities Trust Receipts,
                 Ser. SGA-55, GO, FRDO, #, 3.72%, 09/06/00                     2,800
       1,000    California Statewide Communities Development
                 Authority, Ser. A, Rev., TRAN, 5.25%, 06/29/01                1,008
       4,000    Central Valley Schools Financing Authority, California,
                 Ser. A-45, FRDO, 4.00%, 09/06/00                              4,001
       1,325    County of Riverside, Teete, California, Rev.,
                 3.90%, 09/13/00                                               1,325
         750    East Bay, California, Regional Park District, Ser. B, GO, -,
                 6.30%, 09/01/00                                                 765
         250    Eastern Municipal Water District, California, COP, -,
                 7.00%, 11/01/00                                                 251

                       See notes to financial statements.

CHASE VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
-------------------------------------------------------------------------------------
Municipal Securities - Continued
-------------------------------------------------------------------------------------
                California -- Continued
 $     1,400    Irvine Ranch, California, Water District, Consolidated
                 Bonds, Rev., FRDO, 3.60%, 09/01/00                           $1,400
         700    Irvine Ranch, California, Water District, Consolidated
                 Bonds, Rev., FRDO, 3.60%, 09/01/00                              700
         400    Irvine, California, Improvement Bond Act of 1915,
                 Assessment District No. 94-15, Special Assessment,
                 Rev., FRDO, 3.60%, 09/01/00                                     400
         100    Los Angeles County, California, Metropolitan
                 Transportation Authority, Proposition C, Second
                 Ser., Ser. A, Rev., FRDO, 3.50%, 09/07/00                       100
       1,000    Los Angeles County, California, Schools Pooled
                 Financing Program, Pooled Transportation, Ser. A,
                 COP, GO, 5.00%, 07/02/01                                      1,006
       1,000    Los Angeles, California, Harbor Department, Floating
                 Rate Trust Receipts, Ser. 7, Class F, Rev., FRDO,
                 3.88%, 09/07/00                                               1,000
         700    M-S-R Public Power Agency, California, San Juan Project,
                 Sub-Lien, Ser. E, Rev., FRDO, 3.50%, 09/07/00                   700
       2,000    Metropolitan Water District, Southern California, Rev.,
                 4.05%, 12/14/00                                               2,000
         500    Metropolitan Water District, Southern California,
                 Waterworks, Rev., 5.10%, 07/01/01                               503
         500    Metropolitan Water District, Southern California,
                 Waterworks, Ser. B, Rev., FRDO, 3.60%, 09/07/00                 500
         250    Milpitas, California, Unified School District, GO,
                 7.50%, 09/01/00                                                 250
         200    Modesto, California, Irrigation District Financing
                 Authority, Ser. A, Rev., 4.70%, 10/01/00                        200
       1,000    Monrovia, California, Unified School District, Municipal
                 Securities Trust Receipts, Ser. SGA-70, Rev., FRDO,
                 3.70%, 09/06/00                                               1,000
       1,000    Moreno Valley, California, Unified School District, TRAN,
                 4.75%, 08/15/01                                               1,007
         105    Mount Diablo, California, Hospital District, Ser. A, Rev.,
                 -, 6.13%, 12/01/00                                              108
         650    Mount Diablo, California, Unified School District, GO,
                 TRAN,, 4.50%, 01/19/01                                          652
       3,000    Municipal Securities Trust Certificates, Ser. 1998-47,
                 Class A, Rev., FRDO, #, 3.80%, 09/06/00                       3,000
       3,290    Municipal Securities Trust Certificates, Ser. 2000-95,
                 Class A, Rev., FRDO, #, 3.90%, 09/01/00                       3,290
         600    Oakland, California, GO, TRAN, 4.25%, 09/29/00                   600
       1,000    Oakland-Alameda County, California, Coliseum
                 Authority, Coliseum Project, Ser. C-1, Rev., FRDO,
                 3.65%, 09/06/00                                               1,000
         100    Ontario, California, Redevelopment Agency, IDR,
                 Safariland Project, Rev., FRDO, 4.10%, 09/06/00                 100
         250    Orange County, California, Local Transportation
                 Authority, Sales Tax, First Ser., Measure M, Rev.,
                 5.50%, 02/15/01                                                 251
       2,275    Orange County, California, Sanitation Districts No. 1-3,
                 5-7, 11, 13 & 14, COP, FRDO, 3.60%, 09/01/00                  2,275

                       See notes to financial statements.

CHASE VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
-------------------------------------------------------------------------------------
Municipal Securities - Continued
-------------------------------------------------------------------------------------
               California -- Continued
 $   2,440     Oxnard, California, Industrial Development Financing
                Authority, IDR, Accurate Engineering Project, Rev.,
                FRDO, 3.85%, 09/06/00                                         $2,440
     1,500     Pasadena, California, Rose Bowl Improvements Project,
                COP, FRDO, 3.65%, 09/06/00                                     1,500
       450     Petaluma, California, City School District, GO, TRAN,
                5.00%, 07/05/01                                                  453
       400     Pleasanton, California, Multi-Family Mortgage, Valley
                Plaza, Ser. A, Rev., FRDO, 3.50%, 09/06/00                       400
       700     Riverside County, California, IDA, Design Time Inc.
                Project, Ser. A-I, Rev., FRDO, 3.85%, 09/06/00                   700
       200     Riverside County, California, Public Financing Authority,
                Special Tax, Menifee Village Project, Senior Lien,
                Ser. A, Rev., 4.00%, 09/01/00                                    200
       800     Sacramento County, California, Multi-Family Housing,
                Ser. C, Rev., FRDO, 3.45%, 09/07/00                              800
       550     San Bernardino County, California, Housing Authority,
                Multi-Family Housing, Victoria Terrace Project, Ser. A,
                Rev., FRDO, 3.60%, 09/07/00                                      550
        90     San Bernardino County, California, IDA, Aqua-Service,
                Rev., FRDO, 4.35%, 09/06/00                                       90
        90     San Bernardino County, California, IDA, Master Halco
                Inc., Ser. II, Rev., FRDO, 4.10%, 09/05/00                        90
     2,000     San Diego County, California, GO, 3.95%, 10/05/00               2,000
       700     San Diego County, California, Multi-Family Housing,
                Country Hills, Ser. A, Rev., FRDO, 3.50%, 09/06/00               700
     1,340     San Diego, California, Area Local Government, Ser. C,
                COP, TRAN, 4.50%, 09/29/00                                     1,341
       300     San Diego, California, IDR, Kaiser Aerospace & Electric,
                Ser. A, Rev., FRDO, 3.85%, 09/07/00                              300
       250     San Diego, California, Unified School District, Ser. A, GO,
                TRAN, 4.25%, 09/29/00                                            250
       300     San Francisco, California, City & County, Affordable
                Housing, Ser. D, GO, 7.38%, 06/15/01                             307
       300     San Francisco, California, City & County, Redevelopment
                Agency, Multi-Family Housing, 3rd & Mission, Ser. C,
                Rev., FRDO, 3.55%, 09/06/00                                      300
     1,000     San Juan, California, Unified School District, Ser. A-41,
                Rev., FRDO, 4.00%, 09/06/00                                    1,000
       500     Santa Ana, California, Unified School District, COP,
                FRDO, 3.50%, 09/06/00                                            500
       250     Santa Barbara County, California, Ser. A, GO, TRAN,
                4.25%, 09/29/00                                                  250
       625     Santa Clara County-El Camino, California, Hospital
                District, Hospital Facilities Authority, ACES, Lease,
                Valley Medical Center Project, Ser. B, Rev., FRDO,
                3.35%, 09/05/00                                                  625
       490     Santa Cruz County, California, Redevelopment
                Agency, Live Oak/Soquel Project, Tax Allocation,
                4.25%, 09/01/01                                                  491
       260     Simi Valley, California, Public Financing Authority, Rev.,
                4.00%, 09/01/00                                                  260
       500     Solano County, California, Ser. B, GO, TRAN, 4.50%,
                12/15/00                                                         501

                       See notes to financial statements.

CHASE VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Continued)

As of August 31, 2000
(Amounts in thousands)

Principal
 Amount        Issuer                                                          Value
-------------------------------------------------------------------------------------
Municipal Securities - Continued
-------------------------------------------------------------------------------------
             California -- Continued
 $   460     Sonoma Valley, California, Unified School District, GO,
              10.00%, 08/01/01                                                $   484
     600     Three Valleys Municipal Water District, California,
              Miramar Water Treatment, COP, FRDO,
              3.70%, 09/06/00                                                     600
     122     Tustin, California, Improvement Bond Act of 1915,
              Reassessment District No. 95-2-A, Special Assessment,
              FRDO, 3.60%, 09/01/00                                               122
     300     Union Sanitation District, California, Financing
              Authority, Sewer, Rev., 5.10%, 10/01/00                             300
     425     Upland, California, Community Redevelopment Agency,
              Multi-Family Housing, Northwoods Project, Ser. 168-A,
              Rev., FRDO, 3.75%, 09/07/00                                         425
   1,500     Vacaville, California, Multi-Family Mortgage, Quail Run,
              Ser. A, Rev., 3.50%, 09/06/00                                     1,500
     850     West Contra Costa, California, Unified School District,
              Rev., TRAN, 4.50%, 12/06/00                                         851
     600     Western Riverside County, California, Regional
              Wastewater Authority, Regional Wastewater
              Treatment, Rev., FRDO, 3.60%, 09/01/00                              600
                                                                              -------
                                                                               69,971
             Puerto Rico -- 9.0%
   1,000     Municipal Securities Trust Certificates, Ser. 2000-91,
              Class A, Rev., FRDO, #, 3.90%, 09/01/00                           1,000
     600     Puerto Rico Commonwealth, FLOATS, Ser. PA-472, GO,
              FRDO, 3.88%, 09/07/00                                               600
   1,000     Puerto Rico Commonwealth, FLOATS, Ser. PA-625, GO,
              FRDO, 3.88%, 09/07/00                                             1,000
   1,000     Puerto Rico Commonwealth, FLOATS, Ser. PT-1025, GO,
              FRDO, 4.05%, 09/07/00                                             1,000
   1,344     Puerto Rico Government Development Bank,
              4.00%, 01/09/01                                                   1,344
   2,000     Puerto Rico Government Development Bank,
              4.00%, 01/31/01                                                   2,000
                                                                              -------
                                                                                6,944
             Virgin Islands -- 0.1%
     100     Virgin Islands Public Finance Authority, Ser. A, Rev., -,
              7.30%, 10/01/00                                                     101
             ----------------------------------------------------------       -------
             Total Investments -- 99.4%                                       $77,016
             (Cost $77,016)*
             ----------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA FUNDS
Portfolio of Investments (Continued)

As of August 31, 2000

INDEX:
*       -- The cost of securities is substantially the same for federal income tax purposes.
#       -- Security may only be sold to qualified institutional buyers.
-       -- Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
+       -- When issued or delayed delivery security.
@       -- All or portion of this security is segregated for when issued or delayed delivery securities.
ACES    -- Auction Rate Securities.
BAN     -- Bond Anticipation Notes.
COP     -- Certificates of Participation.
DN      -- Discount Note. The rate shown is the effective yield at the date of purchase.
Eagles  -- Earnings of accrual generated on local exempt securities.
ECN     -- Extendible Commercial Note. The maturity date shown is the call date.
           The interest rate shown is the effective yield at the date of purchase.
FHLMC   -- Federal Home Loan Mortgage Corporation.
FLOATS  -- Floating Auction Tax Exempts.
FRDO    -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at August 31, 2000.
FRN     -- Floating Rate Note. The maturity date shown is the actual maturity date. The rate shown is the rate in effect at August 31, 2000.
GIC     -- Guaranteed Insurance Contract.
GO      -- General Obligation.
IDA     -- Industrial Development Authority.
IDR     -- Industrial Development Revenue.
MTN     -- Medium Term Note.
PCFA    -- Pollution Control Financing Authority.
PCR     -- Pollution Control Revenue.
PUTTERS -- Putable Tax Exempt Receipts.
RAN     -- Revenue Anticipation Notes.
Rev.    -- Revenue Bond.
Ser.    -- Series.
SUB     -- Step-Up Bond. The maturity date shown is the call date. The interest rate shown is the rate in effect at August 31, 2000.
TAN     -- Tax Anticipation Notes.
TRAN    -- Tax & Revenue Anticipation Notes.
USTR    -- United States Treasury Notes, Bonds and Bills.

                       See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES August 31, 2000
--------------------------------------------------------------------------------

(Amounts in Thousands, Except Per Share Amounts)

                                             100% U.S.
                                              Treasury          U.S.
                                             Securities      Government      Treasury Plus
                                            Money Market    Money Market      Money Market
                                                Fund            Fund             Fund
-------------------------------------------------------------------------------------------
   ASSETS:
    Investment securities, at value
    (Note 1) .............................. $4,500,876      $7,235,019       $2,505,035
    Cash ..................................         --             33                 1
    Other assets ..........................         31             48                17
    Receivables:
     Investment securities sold ...........  1,492,428             --           497,101
     Interest .............................     33,490         63,860               354
     Fund shares sold .....................         --            113                --
-------------------------------------------------------------------------------------------
       Total Assets .......................  6,026,825      7,299,073         3,002,508
-------------------------------------------------------------------------------------------
   LIABILITIES:
    Payables:
     Investment securities purchased         1,496,252        100,000           498,751
     Fund shares redeemed .................        615          5,945                76
     Dividends ............................      4,481         18,117             3,357
    Accrued liabilities: (Note 2)
     Investment advisory fees .............        392            620               215
     Administration fees ..................        235            434               129
     Shareholder servicing fees ...........      1,112          1,225               373
     Distribution fees ....................         69            367               111
     Custody fees .........................         63             99                36
     Other ................................        995          1,692               535
-------------------------------------------------------------------------------------------
       Total Liabilities ..................  1,504,214        128,499           503,583
-------------------------------------------------------------------------------------------
   NET ASSETS:
    Paid in capital .......................  4,522,720      7,170,601         2,498,979
    Accumulated undistributed
    (distributions in excess of) net
    investment income .....................       (119)              (7)            (60)
    Accumulated net realized gain
    (loss) on investment transactions .....         10            (20)                6
-------------------------------------------------------------------------------------------
       Net Assets ......................... $4,522,611      $7,170,574       $2,498,925
-------------------------------------------------------------------------------------------
   Shares of beneficial interest
   outstanding ($.001 par value;
   unlimited number of shares
   authorized)
    Vista Shares ..........................  3,535,228      3,398,198         1,367,009
    Premier Shares ........................    115,844      1,134,019           228,106
    Institutional Shares ..................    871,705      2,638,437           903,945
   Net asset value, offering and
   redemption price per share
   (all classes) .......................... $     1.00      $     1.00       $     1.00
-------------------------------------------------------------------------------------------
   Cost of investments .................... $4,500,876      $7,235,019       $2,505,035
-------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES August 31, 2000

(Amounts in Thousands, Except Per Share Amounts)

                                                Federal         Cash               Prime
                                             Money Market    Management         Money Market
                                                 Fund           Fund               Fund
-------------------------------------------------------------------------------------------
   ASSETS:
    Investment securities, at value
    (Note 1) ............................   $1,138,779      $11,023,038         $13,044,137
    Cash ................................           --            1,310                 285
    Other assets ........................            7               71                  71
    Receivables:
     Interest ...........................        6,078           65,028              59,962
     Fund shares sold ...................           67            2,480                  --
-------------------------------------------------------------------------------------------
       Total Assets .....................    1,144,931       11,091,927          13,104,455
-------------------------------------------------------------------------------------------
   LIABILITIES:
    Payables:
     Investment securities purchased                --               --             325,236
     Fund shares redeemed ...............            9            4,191                 160
     Dividends ..........................        1,738            6,948              16,573
    Accrued liabilities: (Note 2)
     Investment advisory fees ...........           96              926               1,032
     Administration fees ................           96              834                 929
     Shareholder servicing fees .........          225            2,260               1,020
     Distribution fees ..................           48               --                   7
     Custody fees .......................           24               34                  98
     Other ..............................          541            2,157               2,098
-------------------------------------------------------------------------------------------
       Total Liabilities ................        2,777           17,350             347,153
-------------------------------------------------------------------------------------------
   NET ASSETS:
    Paid in capital .....................    1,142,234       11,075,522          12,757,495
    Accumulated undistributed
    (distributions in excess of) net
    investment income ...................          (48)             (85)               (131)
    Accumulated net realized loss
    on investment transactions ..........          (32)            (860)                (62)
-------------------------------------------------------------------------------------------
       Net Assets .......................   $1,142,154      $11,074,577         $12,757,302
-------------------------------------------------------------------------------------------
   Shares of beneficial interest
   outstanding ($.001 par value;
   unlimited number of shares
   authorized)
    Vista Shares ........................      576,606        7,345,958           1,478,706
    Premier Shares ......................      278,840          425,636           1,841,212
    Institutional Shares ................      286,779        3,303,869           9,426,519
    Reserve Shares ......................            1               --                   1
    B Shares* ...........................           --               --              10,941
    C Shares* ...........................           --               --                  44
   Net asset value, offering and
   redemption price per share
   (all classes) ........................   $     1.00      $      1.00         $      1.00
-------------------------------------------------------------------------------------------
   Cost of investments ..................   $1,138,779      $11,023,038         $13,044,137
-------------------------------------------------------------------------------------------

*Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES August 31, 2000

(Amounts in Thousands, Except Per Share Amounts)

                                                             New York         California
                                             Tax Free        Tax Free          Tax Free
                                            Money Market    Money Market     Money Market
                                               Fund             Fund             Fund
-------------------------------------------------------------------------------------------
   ASSETS:
    Investment securities, at value
    (Note 1) ............................   $1,658,436      $1,837,991       $77,016
    Cash ................................        2,417              7             16
    Other assets ........................           12             12              1
    Receivables:
     Interest ...........................       11,886         14,074            711
     Fund shares sold ...................            8            287              1
-------------------------------------------------------------------------------------------
       Total Assets .....................    1,672,759      1,852,371         77,745
-------------------------------------------------------------------------------------------
   LIABILITIES:
    Payables:
     Investment securities purchased            14,020         18,230             --
     Fund shares redeemed ...............           --             60             --
     Dividends ..........................        2,656          1,584            137
    Accrued liabilities: (Note 2)
     Investment advisory fees ...........          143            155              6
     Administration fees ................          143             78              6
     Shareholder servicing fees .........          204            544             10
     Distribution fees ..................           75             62              3
     Custody fees .......................           38             23             17
     Other ..............................          816            423             47
-------------------------------------------------------------------------------------------
       Total Liabilities ................       18,095         21,159            226
-------------------------------------------------------------------------------------------
   NET ASSETS:
    Paid in capital .....................    1,655,095      1,831,154         77,536
    Accumulated undistributed
    (distributions in excess of)
    net investment income ...............           23             60             (3)
    Accumulated net realized loss
    on investment transactions ..........         (454)              (2)         (14)
-------------------------------------------------------------------------------------------
       Net Assets .......................   $1,654,664      $1,831,212       $77,519
-------------------------------------------------------------------------------------------
   Shares of beneficial interest
   outstanding ($.001 par value;
   unlimited number of shares
   authorized) ..........................
    Vista Shares ........................      894,544      1,831,255         77,535
    Premier Shares ......................      119,999             --             --
    Institutional Shares ................      640,573             --             --
    Reserve Shares ......................            1              1             --
   Net asset value, offering and
   redemption price per share
   (all classes) ........................   $     1.00      $     1.00       $  1.00
-------------------------------------------------------------------------------------------
   Cost of investments ..................   $1,658,436      $1,837,991       $77,016
-------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS For the year ended August 31, 2000
--------------------------------------------------------------------------------

(Amounts in Thousands)

                                               100% U.S.
                                               Treasury         U.S.
                                               Securities     Government     Treasury Plus
                                              Money Market   Money Market    Money Market
                                                  Fund           Fund            Fund
-------------------------------------------------------------------------------------------
   INTEREST INCOME: (Note 1C) ............... $237,313       $433,744       $155,272
-------------------------------------------------------------------------------------------
   EXPENSES: (Note 2)
    Investment advisory fees ................    4,308          7,316          2,714
    Administration fees .....................    4,308          7,316          2,714
    Shareholder servicing fees ..............   12,816         17,899          6,982
    Distribution fees .......................    3,359          4,681          1,505
    Custodian fees ..........................      317            501            237
    Printing and postage ....................       44             44             28
    Professional fees .......................      138            204             98
    Registration expenses ...................      947            530            813
    Transfer agent fees .....................      677            736            222
    Trustees' fees ..........................      215            366            136
    Other ...................................       54             84             84
-------------------------------------------------------------------------------------------
      Total expenses ........................   27,183         39,677         15,533
-------------------------------------------------------------------------------------------
    Less amounts waived (Note 2E) ...........    4,777          6,694          2,854
    Less earnings credits (Note 2F) .........       35             81            122
-------------------------------------------------------------------------------------------
      Net expenses ..........................   22,371         32,902         12,557
-------------------------------------------------------------------------------------------
      Net investment income .................  214,942        400,842        142,715
-------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS)
   ON INVESTMENTS:
    Net realized gain on
    investment transactions .................      183             25              7
-------------------------------------------------------------------------------------------
    Net increase in net assets from
    operations .............................. $215,125       $400,867       $142,722
-------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS For the year ended August 31, 2000
--------------------------------------------------------------------------------

(Amounts in Thousands)

                                                 Federal       Cash            Prime
                                              Money Market   Management     Money Market
                                                  Fund         Fund            Fund
-------------------------------------------------------------------------------------------
   INTEREST INCOME: (Note 1C) ............... $66,574        $578,841       $649,782
-------------------------------------------------------------------------------------------
   EXPENSES: (Note 2)
    Investment advisory fees ................   1,136           9,412         10,633
    Administration fees .....................   1,136           9,412         10,633
    Shareholder servicing fees ..............   2,980          26,121         15,284
    Distribution fees .......................     570              --            166
    Custodian fees ..........................     123             424            618
    Printing and postage ....................      12              84            134
    Professional fees .......................      64             288            304
    Registration expenses ...................      90           1,492          1,507
    Transfer agent fees .....................     481           1,937            481
    Trustees' fees ..........................      57             471            534
    Other ...................................       7             265            262
-------------------------------------------------------------------------------------------
      Total expenses ........................   6,656          49,906         40,556
-------------------------------------------------------------------------------------------
    Less amounts waived (Note 2E) ...........     486           3,201          6,582
    Less earnings credits (Note 2F) .........      46             155            129
-------------------------------------------------------------------------------------------
      Net expenses ..........................   6,124          46,550         33,845
-------------------------------------------------------------------------------------------
      Net investment income .................  60,450         532,291        615,937
-------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on
    investment transactions .................     (24)           (247)           (60)
    Change in net unrealized
    appreciation/depreciation
    of investments ..........................      --           1,650          3,884
-------------------------------------------------------------------------------------------
    Net realized and unrealized gain
    (loss) on investments ...................     (24)          1,403          3,824
-------------------------------------------------------------------------------------------
    Net increase in net assets from
    operations .............................. $60,426        $533,694       $619,761
-------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENT OF OPERATIONS For the year ended August 31, 2000

(Amounts in Thousands)

                                                               New York      California
                                                Tax Free       Tax Free       Tax Free
                                              Money Market   Money Market   Money Market
                                                  Fund           Fund           Fund
-------------------------------------------------------------------------------------------
   INTEREST INCOME: (Note 1C) ............... $61,421        $63,637        $2,260
-------------------------------------------------------------------------------------------
   EXPENSES: (Note 2)
    Investment advisory fees ................   1,565          1,664            63
    Administration fees .....................   1,565          1,664            63
    Shareholder servicing fees ..............   3,876          5,824           221
    Distribution fees .......................     843          1,664            63
    Custodian fees ..........................     215            202            82
    Printing and postage ....................      65             38             1
    Professional fees .......................      77             71            29
    Registration expenses ...................     852             20             2
    Transfer agent fees .....................     213            378            34
    Trustees' fees ..........................      78             83             3
    Other ...................................     106             66             7
-------------------------------------------------------------------------------------------
      Total expenses ........................   9,455         11,674           568
-------------------------------------------------------------------------------------------
    Less amounts waived (Note 2E) ...........   2,046          1,782           212
    Less earnings credits (Note 2F) .........     171             74             8
-------------------------------------------------------------------------------------------
      Net expenses ..........................   7,238          9,818           348
-------------------------------------------------------------------------------------------
      Net investment income .................  54,183         53,819         1,912
-------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS)
   ON INVESTMENTS:
    Net realized gain (loss)
    on investment transactions ..............     (60)            60            --
-------------------------------------------------------------------------------------------
    Net increase in net assets from
    operations .............................. $54,123        $53,879        $1,912
-------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS For the year ended August 31,
--------------------------------------------------------------------------------

(Amounts in Thousands)

                                             100% U.S. Treasury
                                                 Securities                   U.S. Government
                                                Money Market                    Money Market
                                                    Fund                            Fund
                                          2000             1999             2000             1999
-------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS:
    Net investment income ........... $   214,942      $   187,621      $   400,842      $   335,206
    Net realized gain
    on investments ..................         183            2,072               25               27
-------------------------------------------------------------------------------------------------------
     Increase in net assets
     from operations ................     215,125          189,693          400,867          335,233
-------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
    Net investment income ...........    (214,925)        (187,727)        (400,848)        (335,181)
    Net realized gain on
    investment transactions .........        (200)          (2,956)              --               --
-------------------------------------------------------------------------------------------------------
     Total distributions to
     shareholders ...................    (215,125)        (190,683)        (400,848)        (335,181)
-------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE)
   FROM CAPITAL SHARE
   TRANSACTIONS: #
    Proceeds from shares
    issued
     Vista Shares ...................  12,269,163       13,705,921       21,070,138       16,404,385
     Premier Shares .................     398,033          152,506        7,472,951        7,944,261
     Institutional Shares ...........   5,690,875        5,004,382       24,558,779       23,799,456
-------------------------------------------------------------------------------------------------------
                                       18,358,071       18,862,809       53,101,868       48,148,102
-------------------------------------------------------------------------------------------------------
    Proceeds from
    reinvestment of dividends
     Vista Shares ...................     127,472          112,062           99,652           74,078
     Premier Shares .................       3,353            1,084           30,191           25,108
     Institutional Shares ...........      32,950           27,526           78,208           79,090
-------------------------------------------------------------------------------------------------------
                                          163,775          140,672          208,051          178,276
-------------------------------------------------------------------------------------------------------
    Cost of shares redeemed
     Vista Shares ................... (12,174,395)     (13,555,840)     (21,310,059)     (15,973,405)
     Premier Shares .................    (309,408)        (151,462)      (7,291,128)      (8,130,974)
     Institutional Shares ...........  (5,746,903)      (5,932,433)     (24,911,228)     (23,763,028)
-------------------------------------------------------------------------------------------------------
                                      (18,230,706)     (19,639,735)     (53,512,415)     (47,867,407)
-------------------------------------------------------------------------------------------------------
     Net increase (decrease)
     from capital share
     transactions ...................     291,140         (636,254)        (202,496)         458,971
-------------------------------------------------------------------------------------------------------
      Total increase
      (decrease) in net
      assets ........................     291,140         (637,244)        (202,477)         459,023
   NET ASSETS:
    Beginning of period .............   4,231,471        4,868,715        7,373,051        6,914,028
-------------------------------------------------------------------------------------------------------
    End of period ................... $ 4,522,611      $ 4,231,471      $ 7,170,574      $ 7,373,051
-------------------------------------------------------------------------------------------------------

# At $1.00 per share.

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the year ended August 31,

(Amounts in Thousands)

                                               Treasury Plus                       Federal
                                                Money Market                     Money Market
                                                   Fund                             Fund
                                          2000             1999             2000            1999
-------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS:
    Net investment income ........... $   142,715      $   125,763      $   60,450      $   46,821
    Net realized gain (loss)
    on investments ..................           7              789             (24)             95
-------------------------------------------------------------------------------------------------------
     Increase in net assets
     from operations ................     142,722          126,552          60,426          46,916
-------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
    Net investment income ...........    (142,713)        (125,782)        (60,450)        (46,814)
    Net realized gain on
    investment transactions .........         (62)            (798)             --            (112)
-------------------------------------------------------------------------------------------------------
     Total distributions to
     shareholders ...................    (142,775)        (126,580)        (60,450)        (46,926)
-------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE)
   FROM CAPITAL SHARE
   TRANSACTIONS: #
    Proceeds from shares
    issued
     Vista Shares ...................  10,985,282       13,476,115       1,370,953       1,297,509
     Premier Shares .................   2,838,587        2,362,876         373,817         372,508
     Institutional Shares ...........   9,562,850       12,537,826       2,941,384       3,327,807
     Reserve Shares* ................          --               --               1              --
-------------------------------------------------------------------------------------------------------
                                       23,386,719       28,376,817       4,686,155       4,997,824
-------------------------------------------------------------------------------------------------------
    Proceeds from
    reinvestment of dividends
     Vista Shares ...................      54,114           41,118          22,852          18,183
     Premier Shares .................       5,041            3,990          13,241          11,931
     Institutional Shares ...........      36,706           35,134           4,454           5,462
     Reserve Shares* ................          --               --              --              --
-------------------------------------------------------------------------------------------------------
                                           95,861           80,242          40,547          35,576
-------------------------------------------------------------------------------------------------------
    Cost of shares redeemed
     Vista Shares ................... (11,406,802)     (13,099,202)     (1,367,229)     (1,124,759)
     Premier Shares .................  (3,091,819)      (2,046,068)       (406,427)       (399,355)
     Institutional Shares ...........  (9,674,902)     (12,469,834)     (2,907,355)     (3,282,935)
     Reserve Shares* ................          --               --              --              --
-------------------------------------------------------------------------------------------------------
                                      (24,173,523)     (27,615,104)     (4,681,011)     (4,807,049)
-------------------------------------------------------------------------------------------------------
     Net increase (decrease)
     from capital share
     transactions ...................    (690,943)         841,955          45,691         226,351
-------------------------------------------------------------------------------------------------------
      Total increase
      (decrease) in
      net assets ....................    (690,996)         841,927          45,667         226,341
   NET ASSETS:
    Beginning of period .............   3,189,921        2,347,994       1,096,487         870,146
-------------------------------------------------------------------------------------------------------
    End of period ................... $ 2,498,925      $ 3,189,921      $1,142,154      $1,096,487
-------------------------------------------------------------------------------------------------------

# At $1.00 per share.
* Reserve Shares commencement of offering, 7/31/00.

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the year ended August 31,

(Amounts in Thousands)

                                                                                                             Prime
                                                                      Cash Management                     Money Market
                                                                           Fund                               Fund
                                                                 2000             1999              2000             1999
--------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income .................................. $   532,291      $   317,595      $    615,937      $   382,831
    Net realized gain (loss)
    on investments .........................................        (247)            (329)              (60)             327
    Change in net unrealized
    appreciation/depreciation
    of investments .........................................       1,650           (1,650)            3,884           (3,884)
--------------------------------------------------------------------------------------------------------------------------------
     Increase in net assets
     from operations .......................................     533,694          315,616           619,761          379,274
--------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income ..................................    (532,279)        (317,818)         (615,944)        (382,895)
    Net realized gain on
    investment transactions ................................          --             (117)             (121)            (271)
--------------------------------------------------------------------------------------------------------------------------------
     Total distributions to
     shareholders ..........................................    (532,279)        (317,935)         (616,065)        (383,166)
--------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS: #
    Proceeds from shares issued
     Vista Shares* .........................................  29,721,636       26,474,726         7,131,346        1,051,476
     Premier Shares ........................................   4,224,828        4,894,950        13,034,051       11,380,971
     Institutional Shares ..................................  15,577,944       10,132,124        82,896,178       61,694,665
     Reserve Shares** ......................................          --               --                 1               --
     B Shares ..............................................          --               --           135,290          143,459
     C Shares ..............................................          --               --             7,817            4,653
--------------------------------------------------------------------------------------------------------------------------------
                                                              49,524,408       41,501,800       103,204,683       74,275,224
--------------------------------------------------------------------------------------------------------------------------------
    Proceeds from reinvestment of dividends
     Vista Shares* .........................................     301,792          187,928            39,797            4,244
     Premier Shares ........................................      19,160           16,857            37,777           24,988
     Institutional Shares ..................................     138,122           63,365           352,349          229,886
     Reserve Shares** ......................................          --               --                --               --
     B Shares ..............................................          --               --               806              771
     C Shares ..............................................          --               --                 8                5
--------------------------------------------------------------------------------------------------------------------------------
                                                                 459,074          268,150           430,737          259,894
--------------------------------------------------------------------------------------------------------------------------------
    Cost of shares redeemed
     Vista Shares* ......................................... (28,358,265)     (24,623,550)       (6,207,576)        (540,581)
     Premier Shares ........................................  (4,280,942)      (4,864,551)      (12,325,229)     (10,901,491)
     Institutional Shares .................................. (13,959,695)      (9,707,967)      (81,986,141)     (58,482,409)
     Reserve Shares** ......................................          --               --                --               --
     B Shares ..............................................          --               --          (161,484)        (136,601)
     C Shares ..............................................          --               --            (7,925)          (4,584)
--------------------------------------------------------------------------------------------------------------------------------
                                                             (46,598,902)     (39,196,068)     (100,688,355)     (70,065,666)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase from
     capital share
     transactions ..........................................   3,384,580        2,573,882         2,947,065        4,469,452
--------------------------------------------------------------------------------------------------------------------------------
      Total increase in
      net assets ...........................................   3,385,995        2,571,563         2,950,761        4,465,560
   NET ASSETS:
    Beginning of period ....................................   7,688,582        5,117,019         9,806,541        5,340,981
--------------------------------------------------------------------------------------------------------------------------------
    End of period .......................................... $11,074,577      $ 7,688,582      $ 12,757,302      $ 9,806,541
--------------------------------------------------------------------------------------------------------------------------------

# At $1.00 per share.
*  PRM Vista Shares commencement of offering, 10/1/98.
** Reserve Shares commencement of offering, 7/31/00.

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the year ended August 31,

(Amounts in Thousands)

                                             Tax Free                    New York Tax Free
                                           Money Market                    Money Market
                                               Fund                            Fund
                                       2000            1999            2000            1999
-------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS:
    Net investment income ......... $   54,183      $   36,759      $   53,819      $   37,793
    Net realized gain (loss)
    on investments ................        (60)             59              60              61
-------------------------------------------------------------------------------------------------
     Increase in net assets
     from operations ..............     54,123          36,818          53,879          37,854
-------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
    Net investment income .........    (54,097)        (36,827)        (53,800)        (37,841)
-------------------------------------------------------------------------------------------------
   INCREASE (DECREASE)
   FROM CAPITAL SHARE
   TRANSACTIONS: #
    Proceeds from shares
    issued
     Vista Shares .................  2,078,075       2,100,524       3,464,112       3,260,482
     Premier Shares ...............    343,481         385,299              --              --
     Institutional Shares .........  3,019,983       2,526,660              --              --
     Reserve Shares* ..............          1              --               1              --
-------------------------------------------------------------------------------------------------
                                     5,441,540       5,012,483       3,464,113       3,260,482
-------------------------------------------------------------------------------------------------
    Proceeds from
    reinvestment of dividends
     Vista Shares .................     12,007           8,397          37,398          25,347
     Premier Shares ...............      2,982           2,257              --              --
     Institutional Shares .........      9,475           5,196              --              --
     Reserve Shares* ..............         --              --              --              --
-------------------------------------------------------------------------------------------------
                                        24,464          15,850          37,398          25,347
-------------------------------------------------------------------------------------------------
    Cost of shares redeemed
     Vista Shares ................. (1,949,740)     (2,088,092)     (3,174,889)     (3,153,158)
     Premier Shares ...............   (356,488)       (390,878)             --              --
     Institutional Shares ......... (2,865,404)     (2,465,756)             --              --
     Reserve Shares* ..............         --              --              --              --
-------------------------------------------------------------------------------------------------
                                    (5,171,632)     (4,944,726)     (3,174,889)     (3,153,158)
-------------------------------------------------------------------------------------------------
     Net increase from
     capital share
     transactions .................    294,372          83,607         326,622         132,671
-------------------------------------------------------------------------------------------------
      Total increase
      in net assets ...............    294,398          83,598         326,701         132,684
-------------------------------------------------------------------------------------------------
   NET ASSETS:
    Beginning of period ...........  1,360,266       1,276,668       1,504,511       1,371,827
-------------------------------------------------------------------------------------------------
    End of period ................. $1,654,664      $1,360,266      $1,831,212      $1,504,511
-------------------------------------------------------------------------------------------------

# At $1.00 per share.
* Reserve Shares commencement of offering, 7/31/00.

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the year ended August 31,

(Amounts in Thousands)

                                                                   California Tax Free
                                                                      Money Market
                                                                          Fund
                                                                   2000          1999
-------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income ...................................... $  1,912      $  1,181
    Net realized gain on investments ...........................       --             4
-------------------------------------------------------------------------------------------------
     Increase in net assets from operations ....................    1,912         1,185
-------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income ......................................   (1,912)       (1,200)
-------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) FROM CAPITAL SHARE
   TRANSACTIONS: #
    Proceeds from shares issued (Vista Shares) .................  243,038       329,610
    Proceeds from reinvestment of dividends (Vista Shares) .....      732           474
    Cost of shares redeemed (Vista Shares) ..................... (233,891)     (312,828)
-------------------------------------------------------------------------------------------------
     Net increase from capital share transactions ..............    9,879        17,256
-------------------------------------------------------------------------------------------------
      Total increase in net assets .............................    9,879        17,241
   NET ASSETS:
    Beginning of period ........................................   67,640        50,399
-------------------------------------------------------------------------------------------------
    End of period .............................................. $ 77,519      $ 67,640
-------------------------------------------------------------------------------------------------

# At $1.00 per share.

                       See notes to financial statements.

--------------------------------------------------------------------------------
CHASE VISTA FUNDS NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Mutual Fund Trust (the "Trust") was organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. 100% U.S. Treasury Securities Money Market Fund ("USTS"), U.S. Government Money Market Fund ("USG"), Treasury Plus Money Market Fund ("TP"), Federal Money Market Fund ("FED"), Cash Management Fund ("CM"), Prime Money Market Fund ("PRM"), Tax Free Money Market Fund ("TF"), New York Tax Free Money Market Fund ("NYTF") and California Tax Free Money Market Fund ("CTF") (collectively, the "Funds") are nine separate portfolios of the Trust.

The Funds offer various classes of shares as follows:

  Fund    Classes Offered
--------------------------------------------------------------------------------
  USTS    Vista, Premier, Institutional
  USG     Vista, Premier, Institutional
  TP      Vista, Premier, Institutional
  FED     Vista, Premier, Institutional, Reserve
  CM      Vista, Premier, Institutional
  PRM     Vista, Premier, Institutional, Reserve, B Shares, C Shares
  TF      Vista, Premier, Institutional, Reserve
  NYTF    Vista, Reserve
  CTF     Vista

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing expenses, and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Money market instruments are valued at amortized cost which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

   B. Repurchase and reverse repurchase agreements -- It is each Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian or a bank in which the custodian bank has entered into a subcustodian agreement or is segregated in the Federal Reserve Book Entry System. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral may be delayed or limited.

   At all times that a reverse repurchase agreement is outstanding, the Fund segregates assets with a value at least equal to its obligation under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds from the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund's use of the proceeds of the reverse repurchase agreement may also effectively be restricted pending such decisions.

   During the year ended August 31, 2000, CM entered into one reverse repurchase agreement amounting to $90,000,000 at 6.48%. Interest expense totaled $47,142, which is included in Other expenses on the statement of operations. The agreement, which matured June 19, 2000, was collateralized by Federal Home Loan Bank notes with a par value of $87,300,000, due December 1, 2000.

   C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income consists of coupon interest accrued and amortization of premium and discount earned.

   D. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net income, including net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   E. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition--"temporary differences"), such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   F. Income and Expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses (e.g. transfer agent fees), are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or "Adviser") acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment adviser, Chase supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund. The Adviser voluntarily waived fees as outlined in Note 2.E. below.

   Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund, other than CM and TF, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each Fund's average daily net assets.

   Prior to August 1, 2000, Chase Bank of Texas, National Association ("CBT") was the sub-investment adviser to CM and TF pursuant to a Sub-Investment Advisory Agreement between Chase and CBT. CBT, a wholly-owned subsidiary of Chase, was entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of the Fund's average daily net assets.

   B. Shareholder and Fund servicing fees -- The Trust adopted Administrative Service Plans which, among other things, provide that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.35% of the average daily net assets of the Vista and Reserve Classes, 0.25% of the average daily net assets of the Premier, B Share and C Share Classes, and 0.10% of the average daily net assets of the Institutional Class of each Fund.

   Chase and certain of its affiliates are the only Shareholder Servicing Agents. The Shareholder Servicing Agents have voluntarily waived fees as outlined in Note 2.E. below.

   C. Distribution and sub-administrations fees -- Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee computed daily and paid monthly of 0.05% of the average daily net assets of each Fund.

   The Trustees have adopted plans of distribution under the 1940 Act for the Premier Shares of USG (the "Premier Plan"), for the Vista Shares of each Fund (the "Vista Plan") except for CM and PRM, for the Reserve Shares of FED, PRM, TF and NYTF (the "Reserve Plan"), and for the B Shares and C Shares of PRM (the "B Plan" and "C Plan", respectively).

   There are no distribution plans for the Institutional Shares. The Premier, Vista, Reserve, B and C Share Plans pay the Distributor a distribution fee. The fee is computed daily and paid monthly at an annual rate of: 0.10% of the average daily net assets of the Vista Class of each Fund (except CM and PRM), 0.10% of the average daily net assets of the USG Premier Class, 0.30% of the average daily net assets of the Reserve Class of FED, PRM, TF and NYTF, and 0.75% of the average daily net assets of the B Shares and C Shares of PRM.

   The Distributor voluntarily waived fees as outlined in Note 2.E. below.

   D. Administration fee -- Pursuant to the Administration Agreement, Chase (the "Administrator") provides certain administration services and facilities to each Fund at a fee computed daily and paid monthly at the annual rate equal to 0.05% of the respective Fund's average daily net assets.

   The Administrator voluntarily waived fees as outlined in Note 2.E. below.

   E. Waiver of fees -- For the year ended August 31, 2000, the Funds' vendors voluntarily waived fees for each of the Funds as follows (amounts in thousands):

                   Investment                    Shareholder
                   Advisory     Administration   Servicing      Distribution
--------------------------------------------------------------------------------
   USTS.........     $--          $1,723          $1,629         $1,425
   USG ..........     --             186           6,059            449
   TP ...........     --           1,086           1,768             --
   FED ..........     --              --             486             --
   CM ...........     --              90           3,111             --
   PRM ..........     --             103           6,479             --
   TF ...........     --             369           1,677             --
   NYTF..........     --             746              --          1,036
   CTF ..........     44              --             136             32

   F. Other --Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. Custodian fees are subject to reduction by credits earned by each Fund, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations. The Funds could have invested the cash balances utilized in connection with the earnings credit arrangements in income producing assets if they had not entered into such arrangements. During the year ended August 31, 2000, the fund accountant reimbursed PRM approximately $957,000 for uncollectible interest accruals.

3. Federal Income Tax Matters

At August 31, 2000, the following Funds have capital loss carryovers which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

   Fund            Amount       Expiration Date
------------------------------------------------------
   USG ........... $ 13,546     Aug. 31, 2006
                      5,917     Aug. 31, 2007
                   --------
                     19,463
   FED ...........    6,078     Aug. 31, 2008
   CM ............  664,023     Aug. 31, 2008
   TF ............  336,447     Aug. 31, 2002
                     29,205     Aug. 31, 2003
                        812     Aug. 31, 2004
                     28,042     Aug. 31, 2006
                   --------
                    394,506
   NYTF ..........    1,760     Aug. 31, 2006
   CTF ...........    3,956     Aug. 31, 2001
                      8,932     Aug. 31, 2004
                        652     Aug. 31, 2005
                        903     Aug. 31, 2006
                   --------
                     14,443

During the year ended August 31, 2000, USG, NYTF and CTF utilized capital loss carryforwards of $1,404, $59,708 and $26, respectively.

4.  Concentration of Credit Risk

As of August 31, 2000, CM and PRM invested 76.6% and 87.0%, respectively, of their net assets in securities issued by institutions in the financial services industry including banks, broker dealers and insurance companies. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial services industry.

TF, NYTF and CTF invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, with NYTF primarily investing in issuers in the State of New York, and CTF primarily investing in issuers in the State of California. As of August 31, 2000, TF invested 18.4% of its net assets in issuers in the State of Texas. The issuers' abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

5. Trustee Compensation

The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended August 31, 2000, included in Trustees Fees in the Statement of Operations, and accrued pension liability included in Other Accrued Liabilities in the Statement of Assets and Liabilities were as follows (in thousands):

                      Pension         Accrued
        Fund          Expenses    Pension Liability
----------------------------------------------------------
    USTS .........       $ 72          $321
    USG ..........        128           608
    TP ...........         47           231
    FED ..........         20            91
    CM ...........        145           507
    PRM ..........        188           466
    TF ...........         25           119
    NYTF .........         26           123
    CTF ..........          1             5

6. Subsequent Events

Effective September 5, 2000, CAM changed its name to Chase Fleming Asset Management (USA) Inc.

At a special meeting held October 5, 2000, shareholders of CM approved a Reorganization Plan whereby all of the assets and liabilities of CM will be transferred to PRM in exchange for shares in PRM. Under the Reorganization Plan, each shareholder of CM will receive shares in PRM with a value equal to their holdings in CM. Holders of Vista Class Shares in CM will receive Vista Class Shares in PRM, holders of Premier Class Shares in CM will receive Premier Class Shares in PRM and holders of Institutional Class Shares in CM will receive Institutional Class Shares in PRM. The effective date of the reorganization is expected to be October 20, 2000.

--------------------------------------------------------------------------------
CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                     100% U.S. Treasury Securities Money Market Fund
                                                ------------------------------------------------------------------------------------
                                                                                Vista Shares
                                                ------------------------------------------------------------------------------------
                                                                Year Ended                                    Year Ended
                                                                August 31,                    12/1/95++       November 30,
                                                -------------------------------------------    Through       -------------
                                                   2000       1999       1998       1997       8/31/96            1995
                                                --------     ------     ------     ------     ---------      -------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..........   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00             $ 1.00
                                                --------     ------     ------     ------     ------             ------
Income from Investment Operations:
 Net Investment Income ........................    0.05       0.04       0.05       0.05        0.04               0.05
  Less Dividends from Net
  Investment Income ...........................    0.05       0.04       0.05       0.05        0.04               0.05
                                                --------     ------     ------     ------     ------             ------
Net Asset Value, End of Period ................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00             $ 1.00
                                                ========     ======     ======     ======     ======             ======

Total Return ..................................     5.02%      4.31%      4.92%      4.87%      3.50%              5.15%

Ratios/Supplemental Data:
 Net Assets, End of Period (millions) .........   $3,535     $3,312     $3,051     $2,376     $1,672             $1,338
Ratios to Average Net Assets#:
 Expenses .....................................     0.59%      0.59%      0.59%      0.59%      0.60%              0.58%
 Net Investment Income ........................     4.92%      4.15%      4.78%      4.74%      4.58%              4.99%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits .........................     0.71%      0.71%      0.71%      0.71%      0.68%              0.61%
 Net Investment Income Without
 Waivers, Reimbursements and Earnings
 Credits ......................................     4.80%      4.03%      4.66%      4.62%      4.50%              4.96%
------------------------------------------------------------------------------------------------------------------------------------

                                                     100% U.S. Treasury Securities Money Market Fund
                                                ------------------------------------------------------------------------------------
                                                                                Premier Shares
                                                ------------------------------------------------------------------------------------
                                                                Year Ended
                                                                August 31,                    12/1/95++
                                                -------------------------------------------    Through
                                                   2000       1999       1998       1997       8/31/96
                                                --------     ------     ------     ------     ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..........   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $   1.00
                                                --------    -------    -------    -------    ---------
Income from Investment Operations:
 Net Investment Income ........................     0.05       0.04       0.05       0.05         0.01
  Less Dividends from Net
  Investment Income ...........................     0.05       0.04       0.05       0.05         0.01
                                                --------    -------    -------    -------    ---------
Net Asset Value, End of Period ................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $   1.00
                                                ========    =======    =======    =======    =========

Total Return ..................................     5.12%      4.40%      5.00%      4.91%        1.11%

Ratios/Supplemental Data:
 Net Assets, End of Period (millions) .........   $  116     $   24     $   22     $    6     $      1
Ratios to Average Net Assets#:
 Expenses .....................................     0.49%      0.50%      0.51%      0.55%        0.42%
 Net Investment Income ........................     5.02%      4.22%      4.99%      4.80%        3.45%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits .........................     0.53%      0.56%      0.78%      0.80%        0.42%
 Net Investment Income Without
 Waivers, Reimbursements and Earnings
 Credits ......................................     4.98%      4.16%      4.72%      4.55%        3.45%
------------------------------------------------------------------------------------------------------------------------------------

++ In 1996, the Fund changed its fiscal year-end from November 30 to August 31.
 * Commencement of offering of class of shares.
 # Short periods have been annualized.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                    100% U.S. Treasury Securities Money Market Fund
                                                --------------------------------------------------------
                                                                  Institutional Shares
                                                --------------------------------------------------------
                                                                Year Ended
                                                                 August 31,                    6/3/96*
                                                  ------------------------------------------   Through
                                                   2000        1999       1998       1997      8/31/96
                                                  ------     ------     ------     ------     -------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..........   $ 1.00     $ 1.00      $ 1.00    $ 1.00     $  1.00
                                                  -------     -------     ------    -------    --------
Income from Investment Operations:
 Net Investment Income ........................     0.05       0.05       0.05       0.05        0.01
  Less Dividends from Net
  Investment Income ...........................     0.05       0.05       0.05       0.05        0.01
                                                  -------     -------     ------    -------    --------
Net Asset Value, End of Period ................   $ 1.00     $ 1.00      $ 1.00    $ 1.00     $  1.00
                                                  =======     =======     ======    =======    ========

Total Return ..................................     5.38%      4.67%      5.30%      5.20%       1.23%

Ratios/Supplemental Data:
 Net Assets, End of Period (millions) .........   $  872    $   895     $1,796    $    81    $      1
Ratios to Average Net Assets#:
 Expenses .....................................     0.25%      0.24%      0.21%      0.27%       0.21%
 Net Investment Income ........................     5.26%      4.51%      5.13%      5.06%       3.65%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits .........................     0.34%      0.32%      0.25%      0.27%       0.21%
 Net Investment Income Without Waivers,
 Reimbursements and Earnings Credits ..........     5.17%      4.43%      5.09%      5.06%       3.65%
--------------------------------------------------------------------------------------------------------

 * Commencement of offering of class of shares.
 # Short periods have been annualized.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                      U.S. Government Money Market Fund
                                                        --------------------------------------------------------------
                                                                                 Vista Shares
                                                        --------------------------------------------------------------
                                                                            Year Ended August 31,
                                                        --------------------------------------------------------------
                                                           2000         1999         1998         1997         1996
                                                          ------        ------      ------       -------      -------
Per Share Operating Performance
Net Asset Value, Beginning of Period ................     $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                          ------       ------       ------       ------       ------
Income from Investment Operations:
 Net Investment Income ..............................       0.05         0.04         0.05         0.05         0.05
  Less Dividends from Net Investment Income .........       0.05         0.04         0.05         0.05         0.05
                                                          ------       ------       ------       ------       ------
Net Asset Value, End of Period ......................     $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                          ======       ======       ======       ======       ======

Total Return ........................................       5.48%        4.55%        5.14%        5.04%        4.97%

Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ...............     $3,398       $3,538       $3,033       $2,139       $2,057
Ratios to Average Net Assets:
 Expenses ...........................................       0.59%        0.59%        0.59%        0.59%        0.65%
 Net Investment Income ..............................       5.35%        4.46%        5.01%        4.93%        4.83%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits ...............................       0.69%        0.69%        0.70%        0.72%        0.73%
 Net Investment Income Without Waivers,
 Reimbursements and Earnings Credits ................       5.25%        4.36%        4.90%        4.80%        4.75%
-------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                            U.S. Government Money Market Fund
                                                  ------------------------------------------------------
                                                                      Premier Shares
                                                  ------------------------------------------------------
                                                                  Year Ended August 31,
                                                  ------------------------------------------------------
                                                     2000       1999       1998       1997       1996
                                                  ---------- ---------- ---------- ---------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............   $ 1.00     $ 1.00      $ 1.00    $ 1.00     $ 1.00
                                                    ------     ------      ------    ------     ------
Income from Investment Operations:
 Net Investment Income ..........................     0.05       0.05        0.05      0.05       0.05
  Less Dividends from Net Investment Income .....     0.05       0.05        0.05      0.05       0.05
                                                    ------     ------      ------    ------     ------
Net Asset Value, End of Period ..................   $ 1.00     $ 1.00      $ 1.00    $ 1.00     $ 1.00
                                                    ======     ======      ======    ======     ======

Total Return ....................................     5.62%      4.70%       5.25%     5.08%      5.15%

Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ...........   $1,134     $  922      $1,084    $  837     $  802
Ratios to Average Net Assets:
 Expenses .......................................     0.45%      0.45%       0.48%     0.55%      0.55%
 Net Investment Income ..........................     5.50%      4.60%       5.12%     4.97%      5.04%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits ...........................     0.58%      0.58%       0.60%     0.60%      0.59%
 Net Investment Income Without Waivers,
 Reimbursements and Earnings Credits ............     5.37%      4.47%       5.00%     4.92%      5.00%
---------------------------------------------------------------------------------------------------------

                                                            U.S. Government Money Market Fund
                                                  ------------------------------------------------------
                                                                   Institutional Shares
                                                  ------------------------------------------------------
                                                                  Year Ended August 31,
                                                  ------------------------------------------------------
                                                     2000       1999       1998       1997       1996
                                                  ---------- ---------- ---------- ---------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                    ------     ------     ------     ------     ------
Income from Investment Operations:
 Net Investment Income ..........................     0.06       0.05       0.05       0.05       0.05
  Less Dividends from Net Investment Income .....     0.06       0.05       0.05       0.05       0.05
                                                    ------     ------     ------     ------     ------
Net Asset Value, End of Period ..................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                    ======     ======     ======     ======     ======

Total Return ....................................     5.83%      4.92%      5.51%      5.40%      5.45%

Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ...........   $2,639     $2,913     $2,797     $2,955     $1,182
Ratios to Average Net Assets:
 Expenses .......................................     0.26%      0.25%      0.24%      0.24%      0.27%
 Net Investment Income ..........................     5.66%      4.80%      5.36%      5.29%      5.30%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits ...........................     0.33%      0.31%      0.24%      0.24%      0.27%
 Net Investment Income Without Waivers,
 Reimbursements and Earnings Credits ............     5.59%      4.74%      5.36%      5.29%      5.30%
---------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                         Treasury Plus Money Market Fund
                                              ------------------------------------------------------
                                                                   Vista Shares
                                              ------------------------------------------------------
                                                              Year Ended
                                                              August 31,                    5/6/96*
                                              ------------------------------------------- Through
                                                 2000       1999       1998       1997      8/31/96
                                              ---------- ---------- ---------- ---------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ........   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                ------     ------     ------     ------     ------
Income from Investment Operations:
 Net Investment Income ......................     0.05       0.04       0.05       0.05       0.02
  Less Dividends from Net
  Investment Income .........................     0.05       0.04       0.05       0.05       0.02
                                                ------     ------     ------     ------     ------
Net Asset Value, End of Period ..............   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                ======     ======     ======     ======     ======

Total Return ................................     5.29%      4.39%      5.05%      4.89%      1.50%

Ratios/Supplemental Data:
 Net Assets, End of Period (millions) .......   $1,367     $1,734     $1,316     $1,606     $1,382
Ratios to Average Net Assets:#
 Expenses ...................................     0.59%      0.59%      0.59%      0.59%      0.59%
 Net Investment Income ......................     5.14%      4.27%      4.92%      4.79%      4.63%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits .......................     0.71%      0.69%      0.70%      0.70%      0.73%
 Net Investment Income Without Waivers,
 Reimbursements and Earnings Credits ........     5.02%      4.17%      4.81%      4.68%      4.49%
----------------------------------------------------------------------------------------------------

                                                         Treasury Plus Money Market Fund
                                              ------------------------------------------------------
                                                                  Premier Shares
                                              ------------------------------------------------------
                                                              Year Ended August 31,
                                              ------------------------------------------------------
                                                 2000       1999       1998       1997       1996
                                              ---------- ---------- ---------- ---------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ........   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                ------     ------     ------     ------     ------
Income from Investment Operations:
 Net Investment Income ......................     0.05       0.04       0.05       0.05       0.05
  Less Dividends from Net
  Investment Income .........................     0.05       0.04       0.05       0.05       0.05
                                                ------     ------     ------     ------     ------
Net Asset Value, End of Period ..............   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                ======     ======     ======     ======     ======

Total Return ................................     5.44%      4.54%      5.18%      4.98%      5.07%

Ratios/Supplemental Data:
 Net Assets, End of Period (millions) .......   $  228     $  476     $  155     $  131     $  106
Ratios to Average Net Assets:#
 Expenses ...................................     0.45%      0.45%      0.46%      0.51%      0.52%
 Net Investment Income ......................     5.28%      4.42%      5.06%      4.88%      4.85%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits .......................     0.51%      0.50%      0.50%      0.53%      0.63%
 Net Investment Income Without Waivers,
 Reimbursements and Earnings Credits ........     5.22%      4.37%      5.02%      4.86%      4.74%
----------------------------------------------------------------------------------------------------

 # Short periods have been annualized.
 * Commencement of offering of class of shares.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                       Treasury Plus Money Market Fund
                                                        --------------------------------------------------------------
                                                                             Institutional Shares
                                                        --------------------------------------------------------------
                                                                            Year Ended August 31,
                                                        --------------------------------------------------------------
                                                          2000         1999         1998         1997         1996
                                                        ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ................    $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                         ------       ------       ------       ------       ------
Income from Investment Operations:
 Net Investment Income ..............................      0.06         0.05         0.05         0.05         0.05
  Less Dividends from Net Investment Income .........      0.06         0.05         0.05         0.05         0.05
                                                         ------       ------       ------       ------       ------
Net Asset Value, End of Period ......................    $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                         ======       ======       ======       ======       ======

Total Return ........................................      5.65%        4.75%        5.44%        5.24%        5.29%

Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ...............    $  904      $   980      $   876      $   292      $   189
Ratios to Average Net Assets:
 Expenses ...........................................      0.25%        0.24%        0.21%        0.26%        0.30%
 Net Investment Income ..............................      5.48%        4.61%        5.29%        5.16%        5.11%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits ...............................      0.36%        0.31%        0.25%        0.26%        0.38%
 Net Investment Income Without Waivers,
 Reimbursements and Earnings Credits ................      5.37%        4.54%        5.25%        5.16%        5.03%
-----------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                Federal Money Market Fund
                                                  ------------------------------------------------------
                                                                       Vista Shares
                                                  ------------------------------------------------------
                                                                  Year Ended August 31,
                                                  ------------------------------------------------------
                                                    2000       1999       1998       1997       1996
                                                   -------    -------    -------    -------    -------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                   -------    -------    -------    -------    -------
Income from Investment Operations:
 Net Investment Income ..........................    0.05       0.04       0.05       0.05       0.05
  Less Dividends from Net Investment Income .....    0.05       0.04       0.05       0.05       0.05
                                                   -------    -------    -------    -------    -------
Net Asset Value, End of Period ..................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                   =======    =======    =======    =======    =======

Total Return ....................................    5.29%      4.46%      4.94%      4.91%      4.83%

Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ...........  $  576     $  550     $  359     $  301     $  353
Ratios to Average Net Assets:
 Expenses .......................................    0.70%      0.70%      0.70%      0.70%      0.70%
 Net Investment Income ..........................    5.17%      4.35%      4.88%      4.79%      4.79%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits ...........................    0.75%      0.78%      0.84%      0.82%      0.93%
 Net Investment Income Without Waivers,
 Reimbursements and Earnings Credits ............    5.12%      4.27%      4.74%      4.67%      4.56%
----------------------------------------------------------------------------------------------------------

                                                                Federal Money Market Fund
                                                  ------------------------------------------------------
                                                                      Premier Shares
                                                  ------------------------------------------------------
                                                                  Year Ended August 31,
                                                  ------------------------------------------------------
                                                    2000       1999       1998       1997       1996
                                                   -------    -------    -------    -------    -------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                   -------    -------    -------    -------    -------
Income from Investment Operations:
 Net Investment Income ..........................    0.05       0.05       0.05       0.05       0.05
  Less Dividends from Net Investment Income .....    0.05       0.05       0.05       0.05       0.05
                                                   -------    -------    -------    -------    -------
Net Asset Value, End of Period ..................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                   =======    =======    =======    =======    =======

Total Return ....................................    5.50%      4.67%      5.22%      5.12%      5.14%

Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ...........  $  279     $  298     $  313     $  400     $  249
Ratios to Average Net Assets:
 Expenses .......................................    0.50%      0.50%      0.50%      0.50%      0.50%
 Net Investment Income ..........................    5.35%      4.56%      5.07%      5.01%      4.99%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits ...........................    0.50%      0.50%      0.51%      0.52%      0.52%
 Net Investment Income Without Waivers,
 Reimbursements and Earnings Credits ............    5.35%      4.56%      5.06%      4.99%      4.97%
------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                            Federal Money Market Fund
                                                       ----------------------------------------------------------------------
                                                                       Institutional Shares                   Reserve Shares
                                                       ------------------------------------------------------ ---------------
                                                                     Year Ended August 31,                      7/31/00*
                                                       ------------------------------------------------------   Through
                                                        2000       1999       1998       1997       1996        8/31/00
                                                       -------    -------    -------    -------    -------       --------
Per Share Operating Performance
Net Asset Value, Beginning of Period ................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00       $ 1.00
                                                      --------    -------    -------    -------    -------      ---------
Income from Investment Operations:
 Net Investment Income ..............................    0.06       0.05       0.05       0.05       0.05         0.01
  Less Dividends from Net Investment Income .........    0.06       0.05       0.05       0.05       0.05         0.01
                                                      --------    -------    -------    -------    -------      --------
Net Asset Value, End of Period ......................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00       $ 1.00
                                                      ========    =======    =======    =======    =======      ========

Total Return ........................................    5.75%      4.92%      5.46%      5.35%      5.35%        0.49%

Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ...............  $  287     $  248     $  198     $  131     $  141       $     +
Ratios to Average Net Assets:#
 Expenses ...........................................    0.26%      0.26%      0.27%      0.27%      0.30%        0.79%
 Net Investment Income ..............................    5.61%      4.79%      5.32%      5.23%      5.20%        5.08%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits ...............................    0.34%      0.34%      0.27%      0.27%      0.30%        1.44%
 Net Investment Income Without Waivers,
 Reimbursements and Earnings Credits ................    5.53%      4.71%      5.32%      5.23%      5.20%        4.43%
---------------------------------------------------------------------------------------------------------------------------

 * Commencement of offering of class of shares.
 # Short periods have been annualized.
 + Amount rounds to less than one million.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                           Cash Management Fund
                                                --------------------------------------------------------------------------
                                                                               Vista Shares
                                                --------------------------------------------------------------------------
                                                            Year Ended August 31,             12/1/95++    Year Ended
                                                -----------------------------------------      Through     November 30,
                                                  2000        1999       1998       1997       8/31/96        1995
                                                --------     ------     ------     ------     ---------   ------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..........   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00       $ 1.00
                                                --------     ------     ------     ------     -------      ------
Income from Investment Operations:
 Net Investment Income ........................     0.06       0.05       0.05       0.05       0.04         0.05
  Less Dividends from Net
  Investment Income ...........................     0.06       0.05       0.05       0.05       0.04         0.05
                                                --------     ------     ------     ------     -------      ------
Net Asset Value, End of Period ................   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00       $ 1.00
                                                ========     ======     ======     ======     =======      ======

Total Return ..................................     5.66%      4.74%      5.23%      5.09%      3.69%        5.49%

Ratios/Supplemental Data:
 Net Assets, End of Period (millions) .........   $7,345     $5,679     $3,642     $2,576     $1,621       $1,634
Ratios to Average Net Assets:#
 Expenses .....................................     0.59%      0.59%      0.59%      0.59%      0.60%        0.58%
 Net Investment Income ........................     5.58%      4.61%      5.09%      4.99%      4.91%        5.35%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits .........................     0.61%      0.62%      0.61%      0.62%      0.63%        0.62%
 Net Investment Income Without Waivers,
 Reimbursements and Earnings Credits ..........     5.56%      4.58%      5.07%      4.96%      4.88%        5.31%
---------------------------------------------------------------------------------------------------------------------------

 ++ In 1996, the Fund changed its fiscal year-end from November 30 to August 31. # Short periods have been annualized.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                   Cash Management Fund
                                                  -------------------------------------------------------
                                                                      Premier Shares
                                                  -------------------------------------------------------
                                                               Year Ended August 31,
                                                  -------------------------------------------   5/6/96*
                                                                                                Through
                                                    2000       1999       1998       1997       8/31/96
                                                  --------    -------    -------    -------    ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............  $ 1.00     $ 1.00     $ 1.00     $ 1.00       $ 1.00
                                                  --------    -------    -------    -------      ---------
Income from Investment Operations:
 Net Investment Income ..........................    0.06       0.05       0.05       0.05         0.02
  Less Dividends from Net Investment Income .....    0.06       0.05       0.05       0.05         0.02
                                                  --------    -------    -------    -------      ---------
Net Asset Value, End of Period ..................  $ 1.00     $ 1.00     $ 1.00     $ 1.00       $ 1.00
                                                  ========    =======    =======    =======      =========

Total Return ....................................    5.81%      4.89%      5.35%      5.18%        1.61%

Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ...........  $  426     $  463    $   415     $  375       $  433
Ratios to Average Net Assets:#
 Expenses .......................................    0.45%      0.45%      0.47%      0.50%        0.50%
 Net Investment Income ..........................    5.72%      4.77%      5.22%      5.07%        4.93%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits ...........................    0.50%      0.50%      0.52%      0.51%        0.52%
 Net Investment Income Without Waivers,
 Reimbursements and Earnings Credits ............    5.67%      4.72%      5.17%      5.06%        4.91%

                                                                   Cash Management Fund
                                                  -------------------------------------------------------
                                                                   Institutional Shares
                                                  -------------------------------------------------------
                                                               Year Ended August 31,
                                                  -------------------------------------------   5/6/96*
                                                                                                Through
                                                    2000       1999       1998       1997       8/31/96
                                                  --------    -------    -------    -------    ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                  --------    ------     ------     -------    -------
Income from Investment Operations:
 Net Investment Income ..........................    0.06       0.05       0.06       0.05       0.02
  Less Dividends from Net Investment Income .....    0.06       0.05       0.06       0.05       0.02
                                                  --------    ------     ------     -------    -------
Net Asset Value, End of Period ..................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                  ========    ======     ======     =======    =======

Total Return ....................................    6.01%      5.09%      5.59%      5.45%      1.69%

Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ...........  $3,304     $1,547     $1,060     $  924     $  657
Ratios to Average Net Assets:#
 Expenses .......................................    0.26%      0.26%      0.24%      0.24%      0.25%
 Net Investment Income ..........................    5.91%      4.95%      5.45%      5.34%      5.22%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits ...........................    0.33%      0.32%      0.24%      0.24%      0.25%
 Net Investment Income Without Waivers,
 Reimbursements and Earnings Credits ............    5.84%      4.89%      5.45%      5.34%      5.22%
---------------------------------------------------------------------------------------------------------

* Commencement of offering of class of shares.
# Short periods have been annualized.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                            Prime Money Market Fund
                                                        --------------------------------------------------------------
                                                                                Premier Shares
                                                        --------------------------------------------------------------
                                                                              Year Ended August 31,
                                                        -----------------------------------------------------------------
                                                          2000         1999          1998         1997         1996
                                                        --------      -------       -------      -------      -------
Per Share Operating Performance
Net Asset Value, Beginning of Period ................    $ 1.00       $ 1.00        $ 1.00       $ 1.00       $ 1.00
                                                        --------      -------       -------      -------      -------
Income from Investment Operations:
 Net Investment Income ..............................      0.06         0.05          0.05         0.05         0.05
  Less Dividends from Net Investment Income .........      0.06         0.05          0.05         0.05         0.05
                                                        --------      -------       -------      -------      -------
Net Asset Value, End of Period ......................    $ 1.00       $ 1.00        $ 1.00       $ 1.00       $ 1.00
                                                        ========      =======       =======      =======      =======

Total Return ........................................      5.81%        4.90%         5.44%        5.34%        5.32%

Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ...............    $1,841       $1,094        $  590       $  499       $  419
Ratios to Average Net Assets:
 Expenses ...........................................      0.45%        0.45%         0.45%        0.45%        0.45%
 Net Investment Income ..............................      5.67%        4.77%         5.29%        5.17%        5.18%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits ...............................      0.49%        0.49%         0.51%        0.53%        0.51%
 Net Investment Income Without Waivers,
 Reimbursements and Earnings Credits ................      5.63%        4.73%         5.23%        5.09%        5.12%
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                           Prime Money Market Fund
                                                        --------------------------------------------------------------
                                                                             Institutional Shares
                                                        --------------------------------------------------------------
                                                                              Year Ended August 31,
                                                        -----------------------------------------------------------------
                                                          2000         1999          1998         1997         1996
                                                        --------      ------        ------       ------       ------
Per Share Operating Performance
Net Asset Value, Beginning of Period ................    $ 1.00       $ 1.00        $ 1.00       $ 1.00       $ 1.00
                                                        --------      ------        ------       ------       -------
Income from Investment Operations:
 Net Investment Income ..............................      0.06         0.05          0.06         0.05         0.05
  Less Dividends from Net Investment Income .........      0.06         0.05          0.06         0.05         0.05
                                                        --------      ------        ------       ------       -------
Net Asset Value, End of Period ......................    $ 1.00       $ 1.00        $ 1.00       $ 1.00       $ 1.00
                                                        ========      ======        ======       ======       =======

Total Return ........................................      6.01%        5.10%         5.65%        5.49%        5.51%

Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ...............    $9,430       $8,161        $4,722       $1,348       $  725
Ratios to Average Net Assets:
 Expenses ...........................................      0.26%        0.26%         0.24%        0.25%        0.26%
 Net Investment Income ..............................      5.86%        4.96%         5.50%        5.37%        5.33%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits ...............................      0.33%        0.33%         0.24%        0.25%        0.26%
 Net Investment Income Without Waivers,
 Reimbursements and Earnings Credits ................      5.79%        4.89%         5.50%        5.37%        5.33%
--------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                           Prime Money Market Fund
                                                        --------------------------------------------------------------
                                                                                   B Shares
                                                        --------------------------------------------------------------
                                                                              Year Ended August 31,
                                                        -----------------------------------------------------------------
                                                          2000         1999          1998         1997         1996
                                                        --------      -------       -------      -------      -------
Per Share Operating Performance
Net Asset Value, Beginning of Period ................    $ 1.00       $ 1.00        $ 1.00       $ 1.00       $ 1.00
                                                        --------      -------       -------      -------      -------
Income from Investment Operations:
 Net Investment Income ..............................      0.05         0.04          0.05         0.04         0.04
  Less Dividends from Net Investment Income .........      0.05         0.04          0.05         0.04         0.04
                                                        --------      -------       -------      -------      -------
Net Asset Value, End of Period ......................    $ 1.00       $ 1.00        $ 1.00       $ 1.00       $ 1.00
                                                        ========      =======       =======      =======      =======

Total Return ........................................      4.97%        4.07%         4.60%        4.33%        4.25%

Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ...............    $   11       $   36        $   29      $    10      $    16
Ratios to Average Net Assets:
 Expenses ...........................................      1.25%        1.25%         1.25%        1.35%        1.47%
 Net Investment Income ..............................      4.87%        4.00%         4.49%        4.27%        4.17%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits ...............................      1.27%        1.47%         1.50%        1.53%        1.71%
 Net Investment Income Without Waivers,
 Reimbursements and Earnings Credits ................      4.85%        3.78%         4.24%        4.09%        3.93%
--------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                               Prime Money Market Fund
                                                      ------------------------------------------------------------------------------
                                                                    C Shares                      Vista Shares        Reserve Shares
                                                      ------------------------------------  ------------------------ ---------------
                                                         Year        Year      5/14/98*      Year        10/1/98*       7/31/00*
                                                        Ended       Ended      Through       Ended       Through        Through
                                                       8/31/00     8/31/99     8/31/98      8/31/00      8/31/99        8/31/00
                                                       -------     -------    ---------    ---------    ---------      -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ................  $ 1.00      $ 1.00      $ 1.00      $  1.00        $ 1.00       $ 1.00
                                                       -------     -------    ---------    --------     ---------      ---------
Income from Investment Operations:
 Net Investment Income ..............................    0.05        0.04        0.01         0.06          0.04         0.01
  Less Dividends from Net Investment Income .........    0.05        0.04        0.01         0.06          0.04         0.01
                                                       -------     -------    ---------    --------     ---------      ---------
Net Asset Value, End of Period ......................  $ 1.00      $ 1.00      $ 1.00      $  1.00        $ 1.00       $ 1.00
                                                       =======     =======    =========    ========     =========      =========

Total Return ........................................    4.95%       3.85%       1.29%        5.65%         4.26%        0.50%

Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ...............  $     +     $    1      $    1      $ 1,475        $  515       $     +
Ratios to Average Net Assets:#
 Expenses ...........................................    1.26%       1.45%       1.50%        0.59%         0.59%        0.79%
 Net Investment Income ..............................    4.86%       3.75%       4.21%        5.53%         4.61%        5.33%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits ...............................    1.26%       1.45%       1.50%        0.61%         0.72%        1.45%
 Net Investment Income Without Waivers,
 Reimbursements and Earnings Credits ................    4.86%       3.75%       4.21%        5.51%         4.48%        4.67%
------------------------------------------------------------------------------------------------------------------------------------

 # Short periods have been annualized.
 * Commencement of offering of classes of shares.
 + Amount rounds to less than one million.

                        See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                            Tax Free Money Market Fund
                                                      ----------------------------------------------------------------------
                                                                           Vista Shares                       Reserve Shares
                                                      ------------------------------------------------------ ---------------
                                                                        Year Ended August 31,                    7/31/00*
                                                      ------------------------------------------------------     Through
                                                        2000        1999       1998       1997       1996        8/31/00
                                                      --------    -------     ------     -------   -------       --------
Per Share Operating Performance
Net Asset Value, Beginning of Period ................  $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00        $ 1.00
                                                      --------    -------    -------    -------    -------      ---------
Income from Investment Operations:
 Net Investment Income ..............................    0.03        0.03       0.03       0.03       0.03            --
  Less Dividends from Net Investment Income .........    0.03        0.03       0.03       0.03       0.03            --
                                                      --------    -------    -------    -------    -------      ---------
Net Asset Value, End of Period ......................  $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00        $ 1.00
                                                      ========    =======    =======    =======    =======      =========

Total Return ........................................    3.37%       2.73%      3.10%      3.12%      2.92%         0.30%

Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ...............  $  895      $  754     $  733     $  566     $  574        $     +
Ratios to Average Net Assets:#
 Expenses ...........................................    0.59%       0.59%      0.59%      0.59%      0.69%         0.79%
 Net Investment Income ..............................    3.33%       2.68%      3.05%      3.08%      2.89%         3.13%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits ...............................    0.75%       0.73%      0.72%      0.73%      0.80%         1.44%
 Net Investment Income Without Waivers,
 Reimbursements and Earnings Credits ................    3.17%       2.54%      2.92%      2.94%      2.78%         2.48%
----------------------------------------------------------------------------------------------------------------------------

 * Commencement of offering of class of shares.
 # Short periods have been annualized.
 + Amount rounds to less than one million.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                          Tax Free Money Market Fund
                                                        --------------------------------------------------------------
                                                                                Premier Shares
                                                        --------------------------------------------------------------
                                                                              Year Ended August 31,
                                                        -----------------------------------------------------------------
                                                          2000         1999         1998         1997         1996
                                                        --------      -------      -------      -------      -------
Per Share Operating Performance
Net Asset Value, Beginning of Period ................    $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                        --------      -------      -------      -------      -------
Income from Investment Operations:
 Net Investment Income ..............................      0.03         0.03         0.03         0.03         0.03
  Less Dividends from Net Investment Income .........      0.03         0.03         0.03         0.03         0.03
                                                        --------      -------      -------      -------      -------
Net Asset Value, End of Period ......................    $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                        ========      =======      =======      =======      =======

Total Return ........................................      3.41%        2.78%        3.17%        3.19%        3.12%

Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ...............    $  120       $  130       $  133       $  105      $   145
Ratio to Average Net Assets:
 Expenses ...........................................      0.55%        0.54%        0.53%        0.53%        0.58%
 Net Investment Income ..............................      3.40%        2.74%        3.10%        3.13%        3.08%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits ...............................      0.59%        0.56%        0.53%        0.53%        0.73%
 Net Investment Income Without Waivers,
 Reimbursements and Earnings Credits ................      3.26%        2.72%        3.10%        3.13%        2.93%
-------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                          Tax Free Money Market Fund
                                                        --------------------------------------------------------------
                                                                             Institutional Shares
                                                        --------------------------------------------------------------
                                                                              Year Ended August 31,
                                                        -----------------------------------------------------------------
                                                          2000         1999         1998         1997         1996
                                                        --------      -------      -------      -------      -------
Per Share Operating Performance
Net Asset Value, Beginning of Period ................    $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                        --------      -------      -------      -------      -------
Income from Investment Operations:
 Net Investment Income ..............................      0.04         0.03         0.03         0.04         0.03
  Less Dividends from Net Investment Income .........      0.04         0.03         0.03         0.04         0.03
                                                        --------      -------      -------      -------      -------
Net Asset Value, End of Period ......................    $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                        ========      =======      =======      =======      =======

Total Return ........................................      3.71%        3.07%        3.45%        3.45%        3.40%

Ratios/Supplemental Data:
 Net Assets, End of Period (millions) ...............    $  640       $  476       $  410       $  286       $  149
Ratio to Average Net Assets:
 Expenses ...........................................      0.26%        0.26%        0.26%        0.26%        0.31%
 Net Investment Income ..............................      3.67%        3.01%        3.37%        3.41%        3.33%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits ...............................      0.39%        0.35%        0.26%        0.26%        0.31%
 Net Investment Income Without Waivers,
 Reimbursements and Earnings Credits ................      3.54%        2.92%        3.37%        3.41%        3.33%
--------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                       New York Tax Free Money Market Fund
                                                      ----------------------------------------------------------------------
                                                                           Vista Shares                       Reserve Shares
                                                      ------------------------------------------------------ ---------------
                                                                      Year Ended August 31,                      7/31/00*
                                                      ------------------------------------------------------     Through
                                                         2000        1999       1998      1997       1996        8/31/00
                                                      ----------   --------   --------  --------   -------- ---------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ................    $ 1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00        $ 1.00
                                                         ------     ------     ------    ------     ------        ------
Income from Investment Operations:
 Net Investment Income ..............................      0.03       0.03       0.03      0.03       0.03             --
  Less Dividends from Net Investment Income .........      0.03       0.03       0.03      0.03       0.03             --
                                                         ------     ------     ------    ------     ------        -------
Net Asset Value, End of Period ......................    $ 1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00        $ 1.00
                                                         ======     ======     ======    ======     ======        =======

Total Return ........................................      3.27%      2.66%      3.03%     3.02%      2.85%         0.28%

Ratios/Supplemental Data:
Net Assets, End of Period (millions) ................    $1,831     $1,505     $1,372    $  957     $  890        $     +
Ratio to Average Net Assets:#
 Expenses ...........................................      0.59%      0.59%      0.59%     0.59%      0.74%         0.79%
 Net Investment Income ..............................      3.24%      2.61%      2.97%     2.97%      2.79%         3.04%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits ...............................      0.70%      0.71%      0.72%     0.73%      0.83%         1.49%
 Net Investment Income Without Waivers,
 Reimbursements and Earnings Credits ................      3.13%      2.49%      2.84%     2.83%      2.70%         2.34%
-----------------------------------------------------------------------------------------------------------------------------

 * Commencement of offering of class of shares.
 # Short periods have been annualized.
 + Amount rounds to less than one million.

                       See notes to financial statements.

CHASE VISTA FUNDS FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

                                                                    California Tax Free Money Market Fund
                                                        --------------------------------------------------------------
                                                                                 Vista Shares
                                                        --------------------------------------------------------------
                                                                              Year Ended August 31,
                                                        -----------------------------------------------------------------
                                                          2000         1999         1998         1997         1996
                                                        --------      -------      -------      -------      -------
Per Share Operating Performance
 Net Asset Value, Beginning of Period ...............    $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                        --------      -------      -------      -------      -------
 Income from Investment Operations:
 Net Investment Income ..............................      0.03         0.03         0.03         0.03         0.03
  Less Dividends from Net Investment Income .........      0.03         0.03         0.03         0.03         0.03
                                                        --------      -------      -------      -------      -------
Net Asset Value, End of Period ......................    $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                        ========      =======      =======      =======      =======

Total Return ........................................      3.00%        2.66%        2.97%        3.02%        3.06%

Ratios/Supplemental Data:
Net Assets, End of Period (millions) ................    $   78       $   68       $   50       $   46       $   43
Ratio of Average Net Assets:
 Expenses ...........................................      0.55%        0.55%        0.55%        0.56%        0.56%
 Net Investment Income ..............................      3.03%        2.55%        2.89%        2.99%        3.03%
 Expenses Without Waivers, Reimbursements
 and Earnings Credits ...............................      0.90%        0.94%        0.93%        0.86%        1.02%
 Net Investment Income Without Waivers,
 Reimbursements and Earnings Credits ................      2.68%        2.16%        2.51%        2.69%        2.57%
-------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of Mutual Fund Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chase Vista 100% U.S. Treasury Securities Money Market Fund, Chase Vista Treasury Plus Money Market Fund, Chase Vista Federal Money Market Fund, Chase Vista U.S. Government Money Market Fund, Chase Vista Cash Management Fund, Chase Vista Prime Money Market Fund, Chase Vista Tax Free Money Market Fund, Chase Vista New York Tax Free Money Market Fund and Chase Vista California Tax Free Money Market Fund (separate portfolios of Mutual Fund Trust, hereafter referred to as the "Trust") at August 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented (for the four years in the period ended August 31, 2000 and for the period December 1, 1995 through August 31, 1996 for Chase Vista 100% U.S. Treasury Securities Money Market Fund and Chase Vista Cash Management
Fund), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of Chase Vista 100% U.S. Treasury Securities Money Market Fund and Chase Vista Cash Management Fund for the year ended November 30, 1995 were audited by other independent accountants whose report dated January 19, 1996 expressed an unqualified opinion on these financial highlights.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
October 11, 2000

--------------------------------------------------------------------------------
TAX LETTER (UNAUDITED)
--------------------------------------------------------------------------------

Chase Vista 100% U.S. Treasury Securities Money Market Fund (USTS)
Chase Vista U.S. Government Money Market Fund (USG)
Chase Vista Treasury Plus Money Market Fund (TP)
Chase Vista Federal Money Market Fund (FED)
Chase Vista Cash Management Fund (CM)
Chase Vista Prime Money Market Fund (PRM)
Chase Vista Tax Free Money Market Fund (TF)
Chase Vista New York Tax Free Money Market Fund (NYTF)
Chase Vista California Tax Free Money Market Fund (CTF)
--------------------------------------------------------------------------------

Certain tax information regarding the Chase Vista Mutual Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended August 31, 2000. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2000. The information necessary to complete your income tax returns for the calendar year ending December 31, 2000 will be received under separate cover.

The following schedule presents the source and percentage of income from government obligations for the fiscal year ended August 31, 2000.

                                           USTS           USG           TP           FED          CM           PRM
                                       ------------   ----------   -----------   ----------   ----------   ----------
U.S. Treasury Obligations                  100.00%        0.12%        22.80%        1.46%          --           --
Federal Farm Credit Bank                       --         3.20%           --        21.14%        0.13%          --
Federal Home Loan Bank                         --        36.74%           --        70.22%        2.24%        1.92%
Student Loan Marketing Association             --         8.36%           --         7.17%        0.65%          --
Tennessee Valley Authority                     --           --            --         0.01%          --           --
Federal National Mortgage
  Association                                  --        39.10%           --           --           --         0.01%

Also, for the fiscal year ended August 31, 2000:

o The dividends paid from net investment income are 99.45%, 99.59% and 99.74% exempt from Federal income tax for TF, NYTF and CTF, respectively.
o For shareholders who are subject to the Alternative Minimum Tax, the income from private activity bonds issued after August 7, 1986, which may be considered a tax preference item, was 13.76%, 14.13% and 13.60% for TF, NYTF, and CTF, respectively.

CHASE VISTA MONEY MARKET FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

Investment Adviser, Administrator,
Shareholder and Fund Servicing
Agent and Custodian
The Chase Manhattan Bank

Distributor
Vista Fund Distributors, Inc.

Transfer Agent
DST Systems, Inc.

Legal Counsel
Simpson Thacher & Bartlett

Independent Accountants
PricewaterhouseCoopers LLP

Chase Vista Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the Chase Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

(c) The Chase Manhattan Corporation, 2000. All Rights Reserved.     October 2000

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CHASE VISTA FUNDS[RegTM]

Chase Vista Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039